      As filed with the Securities and Exchange Commission on May 21, 2003
                     Securities Act Registration No. _______

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [ ]

                        FRANK RUSSELL INVESTMENT COMPANY
                (Name of Registrant as Specified in its Charter)

                                 1-800-787-7354
                        (Area Code and Telephone Number)

                                  909 A STREET
                            TACOMA, WASHINGTON 98402
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

                                Gregory J. Lyons
                                  909 A Street
                            Tacoma, Washington 98402
                     (Name and Address of Agent for Service)

                                 With a copy to:

                                John V. O'Hanlon
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

                  Approximate Date of Proposed Public Offering:
                As soon as possible following the effective date
                        of this Registration Statement.
                     It is proposed that this filing become
                 effective on July 1, 2003 pursuant to Rule 488.

      The title of the securities being registered is the Select Value Fund
       Class C Shares, Class E Shares, Class I Shares and Class S Shares.

    No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration
Nos. 2-71299, 811-3153) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended
 October 31, 2002 was filed on January 29, 2003. Pursuant to Rule 429 under the
   Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

                        FRANK RUSSELL INVESTMENT COMPANY

                               EQUITY INCOME FUND
                                 EQUITY III FUND

                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                [1-800-___-____]

Dear Shareholder:

Enclosed is a Notice of Special Meeting of Shareholders of Equity Income Fund and Equity III Fund (each, a "Target Fund," and together, the "Target Funds"), each a sub-trust of Frank Russell Investment Company ("FRIC"). The Special Meeting has been called for October 3, 2003 at [_____] a.m., local time, at the offices of FRIC at 909 A Street, Tacoma, Washington. The accompanying Prospectus/Proxy Statement details the proposals being presented for your consideration.

The meeting will consider several proposals, including seeking approval of two separate fund reorganizations pursuant to a plan of reorganization.

     . Shareholders of Equity Income Fund are being asked to approve a proposed combination (the "Equity Income Reorganization") of Equity Income Fund with the Select Value Fund (the "Value Fund" and, together with the Target Funds, the "Funds") (Proposal 1).

     . Shareholders of Equity III Fund are being asked to approve a proposed combination (the "Equity III Reorganization" and, together with the Equity Income Reorganization, the "Reorganizations") of Equity III Fund with Value Fund (Proposal 2).

If approved, the Reorganizations would authorize a reorganization of Equity Income Fund into Value Fund and of Equity III Fund into Value Fund. Each of the Funds is a sub-trust of FRIC. Shareholders should note that the consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization proposed in the attached Prospectus/Proxy Statement. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the plan of reorganization, take place as described in the Prospectus/Proxy Statement with respect to that Target Fund, even if the Shareholders of the other Target Fund have not approved their Target Fund's Reorganization. In the event that your Reorganization is not approved, you will continue to be a Shareholder of your Target Fund and the Board of your Target Fund will consider other possible courses of action available to it, including liquidation of your Target Fund or resubmitting the Reorganization proposal to Shareholders.

On the date of the Equity Income Reorganization, Equity Income Fund Shareholders will receive:

     . Class C Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class C Shares of Equity Income Fund;

     . Class E Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class E Shares of Equity Income Fund; and

     . Class S Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class S Shares of Equity Income Fund on that date.

On the date of the Equity III Reorganization, Equity III Fund Shareholders will receive:

     . Class E Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class E Shares of Equity III Fund; and

     . Class I Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class I Shares of Equity III Fund on that date.

After carefully studying the merits of the proposed Reorganizations, the Board of Trustees of FRIC has determined that consolidation of the Funds may provide substantial benefits to each Fund's Shareholders. In connection with the proposed Reorganizations, you should note the following:

     . Each of the Reorganizations is expected to qualify as a tax free transaction.

     . The value of your investment will not change as a result of the Reorganizations.

In addition to the proposed Reorganizations, Shareholders of the Target Funds will be asked to elect three members of the Board of Trustees of FRIC (Proposal
3).

Subject to respective Shareholder approval, the Reorganizations are expected to be completed on or about October 27, 2003 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on October 24, 2003, or at such earlier or subsequent date as FRIC determines to be in the interest of the Funds. If approved, Proposal 3 will be effective on the date of the Shareholder meeting which will be prior to the Reorganizations.

The enclosed materials provide details of the Proposals. Accordingly, a proxy card for the Special Meeting is enclosed. IT IS IMPORTANT THAT YOU COMPLETE, SIGN AND RETURN YOUR CARD AS SOON AS POSSIBLE TO ENSURE THAT YOUR VOTE IS COUNTED AT THE SPECIAL MEETING.

                                                  Sincerely,


                                                  Karl J. Ege
                                                  Secretary

Tacoma, Washington
July 8, 2003

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402

                            NOTICE OF SPECIAL MEETING
                               OF SHAREHOLDERS OF

                             EQUITY INCOME FUND AND
                                 EQUITY III FUND

                          TO BE HELD ON OCTOBER 3, 2003

NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders (the "Shareholders") of Equity Income Fund and Equity III Fund (each, a "Target Fund," and together the "Target Funds"), each a sub-trust of Frank Russell Investment Company ("FRIC"), will be held at FRIC's offices located at 909 A Street, Tacoma, Washington, on October 3, 2003 at [_____] a.m., local time, for the following purposes:

1. For Shareholders of Equity Income Fund only, to approve a Plan of Reorganization for Equity Income Fund and Select Value Fund ("Value Fund"), each a sub-trust of FRIC, providing that (i) Equity Income Fund would transfer to Value Fund all or substantially all of its assets in exchange for shares of Value Fund and the assumption by Value Fund of Equity Income Fund's liabilities, (ii) such shares of Value Fund would be distributed to Shareholders of Equity Income Fund in liquidation of Equity Income Fund, and (iii) Equity Income Fund would subsequently be dissolved;

2. For Shareholders of Equity III Fund only, to approve a Plan of Reorganization for Equity III Fund and Value Fund, each a sub-trust of FRIC, providing that (i) Equity III Fund would transfer to Value Fund all or substantially all of its assets in exchange for shares of Value Fund and the assumption by Value Fund of Equity III Fund's liabilities, (ii) such shares of Value Fund would be distributed to Shareholders of Equity III Fund in liquidation of Equity III Fund, and (iii) Equity III Fund would subsequently be dissolved;

3.   To elect three members of the Board of Trustees of FRIC; and

4. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

The attached Prospectus/Proxy Statement provides more information concerning the reorganizations contemplated by the Plan of Reorganization, and the other items upon which Shareholders will be asked to vote. The Plan of Reorganization is attached as Exhibit A.

Shareholders of record as of the close of business on July 7, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

By Order of the
Board of Trustees,


KARL J. EGE
Secretary

Tacoma, Washington
July 8, 2003

IT IS IMPORTANT THAT YOUR SHARES BE REPRESENTED AT THE MEETING! WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR TAKE ADVANTAGE OF THE FACSIMILE, TELEPHONIC OR ELECTRONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD. IF YOU DESIRE TO VOTE IN PERSON YOU MAY REVOKE YOUR PROXY PRIOR TO THE MEETING.

                     COMBINED PROSPECTUS AND PROXY STATEMENT
                               DATED JULY 8, 2003

                                SELECT VALUE FUND
                (a sub-trust of Frank Russell Investment Company)

                        to acquire the assets of each of

                             EQUITY INCOME FUND AND
                                 EQUITY III FUND
             (each, a sub-trust of Frank Russell Investment Company)

                                  909 A Street
                            Tacoma, Washington 98402
                                 1-800-787-7354

                 QUESTIONS AND ANSWERS ABOUT THE SPECIAL MEETING
                       AND THE PROSPECTUS/PROXY STATEMENT

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
               DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE
            ADEQUACY OR ACCURACY OF THIS PROSPECTUS/PROXY STATEMENT.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GENERAL INFORMATION ABOUT THE PROPOSALS

Q.   What is the purpose of this Prospectus/Proxy Statement?

A. You are receiving this combined Prospectus and Proxy Statement (the "Prospectus/Proxy Statement") because you have the right to vote on important proposals concerning your investment in your Target Fund(s) as defined below. The proposals are as follows:

..    Shareholders are being asked to approve the reorganization of Equity Income
     Fund into Select Value Fund ("Value Fund") (the "Equity Income Reorganization") and the reorganization of Equity III Fund into Value Fund (the "Equity III Reorganization" and, together with the Equity Income Reorganization, the "Reorganizations"), each of which is described below. Equity Income Fund and Equity III Fund are referred to herein as the "Target Funds," and the Target Funds together with Value Fund are referred to herein as the "Funds." Each of the Funds is a sub-trust of Frank Russell Investment Company ("FRIC"). The Funds currently have identical investment objectives and comparable investment policies and limitations. At the time of the Reorganizations, shareholders of the Target Funds (the "Shareholders") will become shareholders of Value Fund. Shareholders should note that the consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Target Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the plan of reorganization, take place as described below. In the event that your Target Fund's Reorganization is not approved, you will continue to be a Shareholder of the Target Fund and the Board of Trustees of FRIC (the "Board," or the "Trustees") will consider other possible courses of action available to it, including liquidation of the Target Fund or resubmitting the Reorganization proposal to Shareholders.

..    Shareholders are being asked to elect three Trustees. If approved, the election will be effective on the date of the Shareholder meeting which will be prior to the Reorganizations. Shareholders of the other thirty sub-trusts of FRIC, including Value Fund, are also being asked to elect these Trustees in a separate proxy statement.

This Prospectus/Proxy Statement provides the information about Value Fund that Shareholders should know in order to evaluate the proposed Reorganizations. We suggest that you keep this Prospectus/Proxy Statement for your records and future reference. The following documents are incorporated by reference into this Prospectus/Proxy Statement (and are also attached if indicated). All documents may be obtained without charge by writing to the address shown above or by calling 1-800-787-7354:

     . a Statement of Additional Information, dated February 28, 2003, as supplemented through _________, 2003, relating to the Funds, and a Statement of Additional Information, dated July 8, 2003, relating to this Prospectus/Proxy Statement, is on file with the U.S. Securities and Exchange Commission (the "SEC") and is available upon request to FRIC.

     . FRIC's Prospectus relating to Value Fund, Equity Income Fund and Equity III Fund dated February 28, 2003, as supplemented through __________, 2003, is attached as EXHIBIT B.

     . FRIC's Annual Report relating to Value Fund, Equity Income Fund and Equity III Fund dated October 31, 2002 is attached as EXHIBIT C.

This summary of the Prospectus/Proxy Statement is provided for your convenience and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement which you are urged to read. It is expected that this Prospectus/Proxy Statement will first be sent to Shareholders on or about July __, 2003.

Q.   How do the Trustees recommend that I vote for these proposals?

A.   The Trustees recommend that Shareholders vote FOR each proposal.

INFORMATION ABOUT VOTING

Q.   Who is asking for my vote?

A. The Trustees of FRIC have requested your vote on these matters at the special meeting of Shareholders (the "Special Meeting"). The Special Meeting will be held at [_____] a.m. local time, on October 3, 2003, at the offices of FRIC located at 909 A Street, Tacoma, Washington. FRIC proposes to mail the Notice of the Special Meeting, the proxy card and the Prospectus/Proxy Statement to Shareholders on or about July __, 2003.

Q.   Who is eligible to vote?

A. FRIC has thirty-two series, or funds, in all. This Prospectus/Proxy Statement relates to the Proposals set forth for Shareholders of the Target Funds and contains important information relating to Value Fund. Shareholders of the other series of FRIC, including Value Fund, will be asked to consider the election of three Trustees, a change in their respective fundamental investment objectives and a reclassification of their respective investment objectives from fundamental to non-fundamental in a separate proxy statement.

     Shareholders of record of the Target Funds at the close of business on July 7, 2003 are entitled to notice of and to vote at the Special Meeting or at any adjournment of the Special Meeting on the proposals applicable to the Target Fund(s) for which they hold shares. Shareholders of record will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold on each matter presented at the Special Meeting.

Q.   Which proposals apply to my Fund?

A. The following table identifies each proposal to be presented at the Special Meeting and the Funds whose shareholders the Board is soliciting with respect to that proposal:

                     Proposal                                Affected Funds

1. To approve a Plan of Reorganization for Equity        Equity Income Fund only
Income Fund and Value Fund, each a sub-trust of
FRIC, providing that (i) Equity Income Fund would
transfer to Value Fund all or substantially all of
its assets in exchange for shares of Value Fund and
the assumption by Value Fund of Equity Income Fund's
liabilities, (ii) such shares of Value Fund would be
distributed to Shareholders of Equity Income Fund in
liquidation of Equity Income Fund, and (iii) Equity
Income Fund would subsequently be dissolved.

2. To approve a Plan of Reorganization for Equity        Equity III Fund only
III Fund and Value Fund, each a sub-trust of FRIC,
providing that (i) Equity III Fund would transfer to
Value Fund all or substantially all of its assets in
exchange for shares of Value Fund and the assumption
by Value Fund of Equity III Fund's liabilities,
(ii) such shares of Value Fund would be distributed
to Shareholders of Equity III Fund in liquidation of
Equity III Fund, and (iii) Equity III Fund would
subsequently be dissolved.

3. To elect three members of the Board of Trustees       Equity Income Fund and
of FRIC                                                  Equity III Fund


GENERAL INFORMATION ABOUT THE FUNDS

Q.   How are the Funds managed?

A. FRIC is an open-end, management investment company organized under the laws of the Commonwealth of Massachusetts, with principal offices located at 909 A Street, Tacoma, Washington 98402.

     Under Massachusetts law, each Fund is a "sub-trust" of FRIC. The management of the business and affairs of FRIC is the responsibility of the Board. The Board oversees the Funds' operations, including reviewing and approving the Funds' contracts with the Funds' investment adviser, Frank Russell Investment Management Company ("FRIMCo"), and the Funds' respective sub-advisers ("Money Managers"). FRIC's officers are responsible for the day-to-day management and administration of the Funds' operations. The Money Managers are responsible for selection of individual portfolio securities for the assets assigned to them.

     FRIC has received an exemptive order from the U.S. Securities and Exchange Commission ("SEC") which permits FRIC, with the approval of the Board, to engage and terminate Money Managers without a shareholder vote. If assets of the Target Funds decline prior to the Special Meeting, which they are expected to do, certain Money Managers of the Target Funds will be terminated. It is also expected that, because the Value Fund will have more assets after consummation of the Reorganizations, one of the Money Managers of the Target Funds will be added to the Value Fund.

ADDITIONAL INFORMATION REGARDING THE PROPOSALS

Q.   How do I vote my shares?

A. You may vote your shares in writing, by completing and signing the enclosed proxy card and returning it in the envelope provided or faxing it to ___-___-____, or via the Internet or via touchtone telephone by calling
     ___-___-____. The giving of such a proxy will not affect your right to vote in person should you decide to attend the Special Meeting. To vote via the Internet, please access the website listed on your proxy card or noted in the enclosed voting instructions. To vote via the Internet, you will need the "control number" that appears on your proxy card. The Internet voting procedures are designed to authenticate Shareholder identities, to allow Shareholders to give their voting instructions and to confirm that Shareholders' instructions have been recorded properly. If you vote via the Internet, you may incur costs associated with electronic access providers and telephone companies.

     Proxy cards that are properly signed, dated and received at or prior to the Special Meeting will be voted as specified. If you specify a vote for any of the Proposals 1 through 3, your proxy will be voted as you indicate. If you simply sign, date and return the proxy card, but do not specify a vote for any of the Proposals 1 through 3, your shares, as applicable, will be voted by the proxies as follows:

     . IN FAVOR of the reorganization of Equity Income Fund into Value Fund (Proposal 1);

     . IN FAVOR of the reorganization of Equity III Fund into Value Fund (Proposal 2);

     . IN FAVOR of electing each of the nominees to serve on the Board of Trustees of FRIC (Proposal 3).

Q.   If I send my proxy card in now as requested, can I change my vote later?

A. You may revoke your proxy at any time prior to its exercise by voting in person at the Special Meeting or by submitting, before the Special Meeting, written notice of revocation or a later-dated proxy card. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy card. This will help us ensure that an adequate number of shares are present for the Special Meeting.

Q.   Who should I call for additional information about this Proxy Statement?

A. Please call [insert proxy solicitor here], your Fund's information agent, at [phone number].

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED BY REFERENCE. IF ANY PERSON PROVIDES ANY REPRESENTATION OR OTHER INFORMATION, YOU SHOULD NOT RELY ON THOSE REPRESENTATIONS OR OTHER INFORMATION SINCE NEITHER EQUITY INCOME FUND, EQUITY III FUND NOR VALUE FUND HAS AUTHORIZED THOSE REPRESENTATIONS.

                     COMBINED PROSPECTUS AND PROXY STATEMENT

                                TABLE OF CONTENTS


--------------------------------------------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------------------------------------------
PROPOSALS 1 AND 2: TO APPROVE THE PLAN OF REORGANIZATION                                                           1

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Summary and Overview of the Proposed Reorganizations                                                               1

--------------------------------------------------------------------------------------------------------------------
Comparison of Important Features                                                                                   3

--------------------------------------------------------------------------------------------------------------------
Reasons for the Reorganizations                                                                                   15

--------------------------------------------------------------------------------------------------------------------
Information about the Plan of Reorganization                                                                      16

--------------------------------------------------------------------------------------------------------------------
Comparison of Investment Policies and Risks of Investing in the Funds                                             19

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PROPOSAL 3: TO ELECT MEMBERS OF THE BOARD OF TRUSTEES                                                             20

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Further Information About Voting and the Special Meeting                                                          27

--------------------------------------------------------------------------------------------------------------------
Information about FRIC and the Funds                                                                              29

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Independent Auditors                                                                                              29

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EXHIBIT A: Plan of Reorganization                                                                              A-1

--------------------------------------------------------------------------------------------------------------------
EXHIBIT B: FRIC Prospectus relating to Value Fund, Equity Income Fund and Equity III Fund dated
February 28, 2003 as supplemented through ______, 2003                                                         B-1

--------------------------------------------------------------------------------------------------------------------
EXHIBIT C: FRIC Annual Report to Shareholders relating to  Value Fund, Equity Income Fund and
Equity III Fund, dated October 31, 2002                                                                        C-1

--------------------------------------------------------------------------------------------------------------------

                                   PROPOSAL 1:
                       TO APPROVE A PLAN OF REORGANIZATION
                      FOR EQUITY INCOME FUND AND VALUE FUND

                                   PROPOSAL 2:
                       TO APPROVE A PLAN OF REORGANIZATION
                       FOR EQUITY III FUND AND VALUE FUND

              SUMMARY AND OVERVIEW OF THE PROPOSED REORGANIZATIONS

The Board is recommending that Shareholders of each Target Fund approve a plan of reorganization for the Equity Income Reorganization and the Equity III Reorganization (the "Plan"). The Plan, the Funds' Prospectus and the Funds' Annual Report are each attached to this Prospectus/Proxy Statement as Exhibits A, B, and C, respectively.

At meetings on February 25, 2003 and May 20, 2003, the Board received a proposal from FRIMCo regarding the future of the Target Funds, given their relatively small asset base. For the reasons set forth below under "REASONS FOR THE REORGANIZATION," the Board concluded that the Reorganizations are in the best interests of the Shareholders of each of the Funds. Of course, each Shareholder's decision to become an investor in Value Fund will involve an assessment of his or her own personal financial situation and objectives. If the Plan is approved by Shareholders and the Reorganizations take place, the Target Funds will be merged into Value Fund. Shareholders should note that the consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Target Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the Plan, take place as described below, even if the Shareholders of the other Target Fund have not approved their Target Fund's Reorganization. In the event that your Reorganization is not approved, you will continue to be a Shareholder of your Target Fund and the Board will consider other possible courses of action available to it, including liquidation of your Target Fund or resubmitting the Reorganization proposal to Shareholders.

If the Equity Income Reorganization is approved, Equity Income Fund will be reorganized into Value Fund, and Shareholders of Equity Income Fund will receive:

     . Class C Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity Income Reorganization to the aggregate value of their Equity Income Fund Class C Shares;

     . Class E Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity Income Reorganization to the aggregate value of their Equity Income Fund Class E Shares; and

     . Class S Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity Income Reorganization to the aggregate value of their Equity Income Fund Class S Shares.

If the Equity III Reorganization is approved, Equity III Fund will be reorganized into Value Fund, and Shareholders of Equity III Fund will receive:

     . Class E Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity III Reorganization to the aggregate value of their Equity III Fund Class E Shares; and

     . Class I Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity III Reorganization to the aggregate value of their Equity III Fund Class I Shares.

After shares of Value Fund are distributed to Shareholders of the Target Funds, the Target Funds will be dissolved.

Effects of the Reorganizations on Shareholders

The Plan approved by the Trustees and presented to the Shareholders provides for the reorganization of Equity Income Fund and Equity III Fund into Value Fund in exchange for Class C, E, I and S Shares issued by Value Fund. The value of Class C, E, I and S Shares issued by Value Fund in connection with the Reorganizations will equal at the time of the Reorganization the value of the net assets of the Class C, E, I and S Shares, respectively, of the Target Funds acquired by Value Fund. Pursuant to the Plan, shares issued to the Shareholders of the Target Funds by Value Fund will be distributed as part of the liquidation of the Target Funds. As a result, each Shareholder of the Target Funds will cease to be a Shareholder of their respective Target Fund and will instead be the owner of that number of full and fractional Class C, E, I or S Shares of Value Fund having an aggregate net asset value equal at the time of the Reorganization to the aggregate net asset value of the Class C, E, I or S Shares, respectively, of the Target Fund held by that Shareholder at the Effective Time of the Reorganizations, as defined herein.

Required vote

The affirmative vote of a majority of the outstanding voting securities of Equity Income Fund as of July 7, 2003, the record date (the "Record Date"), is necessary to approve the Equity Income Reorganization. The affirmative vote of a majority of the outstanding voting securities of Equity III Fund as of the Record Date is necessary to approve the Equity III Reorganization. The Reorganizations will be voted on separately by the Shareholders of Equity Income Fund and Equity III Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a vote of a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares represented at the Special Meeting, if more than 50% of the outstanding shares are present at the Special Meeting or represented by proxy, or (ii) more than 50% of the outstanding shares.

If a Reorganization is not approved, the applicable Target Fund will continue to operate as a sub-trust of FRIC, and the Trustees will consider what further action, if any, is in the best interests of that Target Fund and its Shareholders, including the possible liquidation of that Target Fund.

IF YOU RETURN A SIGNED PROXY CARD WITH NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE PLAN.

Tax consequences

With respect to each Reorganization, completion of the Reorganization is subject to the receipt of a tax opinion from Dechert LLP to the effect that, based on certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, no gain or loss will be recognized for federal income tax purposes by the Target Funds or their Shareholders. There is additional information about the federal income tax consequences of the Reorganizations under "Information About the Plan of Reorganization - Tax Considerations."

                  COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Investment Objectives and Policies of the Funds

The investment objectives of the Funds are identical. Each Fund seeks to provide capital appreciation. In a separate proxy statement, the current Value Fund shareholders are being asked to approve a change in Value Fund's investment objective at a shareholders meeting scheduled to be held on October 3, 2003. If approved, such change is expected to be effective on March 1, 2004 and Value Fund's new investment objective will be to seek to provide long term capital growth.

Each of the Funds invests primarily in common stocks of US companies. The Target Funds invest primarily in common stocks of medium and large capitalization companies, and while they have the ability to invest in small capitalization companies, neither does so as a principal investment strategy. Value Fund also invests primarily in common stocks of medium and large capitalization companies, but may have more exposure to small capitalization companies. The investment limitations and restrictions of the Funds are comparable. See "Comparison of Investment Policies and Risks of the Funds" in this Prospectus/Proxy Statement.

Management of the Funds

The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo and the Money Managers. FRIC's officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo is a wholly owned subsidiary of Frank Russell Company ("Russell"), which provides comprehensive asset management consulting services to institutional pools of investment assets. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the Money Managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects Money Managers for the Funds (subject to approval by the Board), allocates assets among Money Managers, monitors the Money Managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the Money Managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.
Each Fund conducts its business through a number of service providers who act on its behalf. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank and Trust Company, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among Money Managers at any time. The Funds received an exemptive order from the SEC that permits a Fund to engage or terminate a Money Manager at any time, subject to the approval by the Funds' Board, without a shareholder vote. A Fund notifies its shareholders within 60 days of when a Money

Manager begins providing services. Each Fund selects Money Managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the Money Manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

Each Money Manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each Money Manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each Money Manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each Money Manager based on FRIMCo's assessment of the Money Manager's expertise and investment style. By assigning more specific constraints to each Money Manager, FRIMCo intends to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Although the Money Managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a Money Manager's individual security selections.

As of the date of this Proxy Statement, the Money Managers for Equity Income Fund are:

     .    Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA
          94105;

     . Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200, Wilmington, DE 19801;

     . DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, FL 32801; and

     .    Iridian Asset Management LLC, 276 Post Road West, Westport, CT
          06880-4704.

As of the date of this Proxy Statement, the Money Managers for Equity III Fund are:

     .    Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA
          94105;

     . Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200, Wilmington, DE 19801;

     . DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, FL 32801; and

     .    Iridian Asset Management LLC, 276 Post Road West, Westport, CT
          06880-4704.

As of the date of this Proxy Statement, the Money Managers for Value Fund are:

     .    Iridian Asset Management LLC, 276 Post Road West, Westport, CT
          06880-4704;

     . MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741; and

     . Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard, Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.

At the Effective Time (as defined below) of the Reorganizations, it is expected that Value Fund's Money Managers will be:

               ---------
               ---------
               ---------

As noted above, a Fund, including the Value Fund, may engage new Money Managers or terminate any of these Money Managers at any time subject to the approval of the Board without a shareholder vote. Therefore, the Money Managers of the Funds at the Effective Time of the Reorganizations may be different than those listed above.

Investment Advisory Fees

Under its Advisory Agreement with FRIC, FRIMCo receives an advisory fee from each Fund for FRIMCo's advisory services provided to that Fund. From its advisory fee, FRIMCo, as FRIC's agent, pays the Money Managers for their investment selection services. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses. The annual rate of advisory fees payable by each of Equity Income Fund, Equity III Fund and Value Fund monthly on a pro rata basis is 0.75%, 0.55% and 0.70%, respectively, of the Fund's average daily net assets. For Value Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Value Fund, advisory fees will be waived equally across all classes of the Value Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, E, I and S to 2.25%, 1.40%, 0.95% and 1.15%, respectively.

Fees and Expenses

The Funds, like all mutual funds, incur certain expenses in their operations and Shareholders pay these expenses indirectly. These expenses include advisory fees as well as the costs of maintaining accounts, administration and other activities. The following tables (a) compare the fees and expenses that you may pay for each class of each Target Fund and the corresponding class of Value Fund and (b) show the estimated fees and expenses that you may pay for each class of Value Fund on a pro forma basis as of that date after giving effect to the Reorganizations.

                                Shareholder Fees
                    (fees paid directly from your investment)


                                                                   Maximum Sales
                                                 Maximum Sales     Charge (Load)
                                                 Charge (Load)      Imposed on       Maximum
                                                  Imposed on        Reinvested    Deferred Sales  Redemption   Exchange
                                                   Purchases         Dividends     Charge (Load)     Fees        Fees
                                               --------------------------------------------------------------------------
   Each Fund prior to the Reorganizations ..         None             None            None          None        None
   Value Fund after the Reorganizations ....         None             None            None          None        None

                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                       Other Expenses
                                                        (including
                                                       Administrative     Total Gross        Fee
                                         Distribution     Fees and        Annual Fund      Waivers           Total Net
                               Advisory    (12b-1)       Shareholder       Operating     and Expense        Annual Fund
                                  Fee      Fees***     Servicing Fees)     Expenses    Reimbursements#   Operating Expenses
                              ---------------------------------------------------------------------------------------------
Class C Shares*
---------------
Value Fund**, # .............    0.70%        0.75%         1.03%             2.48%         (0.29%)             2.19%
Equity Income Fund** ........    0.75%        0.75%         1.43%             2.93%          0.00%              2.93%

Value Fund pro forma
 for both Reorganizations....    0.70%        0.75%         1.12%             2.57%         (0.32%)             2.25%

Class E Shares*
---------------
Value Fund **,# .............    0.70%        None          0.85%             1.55%         (0.29%)             1.26%
Equity Income Fund** ........    0.75%        None          1.43%             2.18%          0.00%              2.18%
Equity III Fund** ...........    0.55%        None          1.30%             1.85%          0.00%              1.85%

Value Fund pro forma
 for both Reorganizations....    0.70%        None          0.72%             1.42%         (0.02%)             1.40%

Class I Shares
--------------
Value Fund**, # .............    0.70%        None          0.58%             1.28%         (0.33)%             0.95%
Equity III Fund** ...........    0.55%        None          1.05%             1.60%          0.00%              1.60%

Value Fund pro forma
 for both Reorganizations....    0.70%        None          0.32%             1.02%         (0.07%)             0.95%

Class S Shares
--------------
Value Fund**, # .............    0.70%        None          0.64%             1.34%         (0.29%)             1.05%
Equity Income Fund** ........    0.75%        None          1.18%             1.93%          0.00%              1.93%

Value Fund pro forma
 for both Reorganizations...     0.70%        None          0.54%             1.24%         (0.09%)             1.15%

* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of shares.
** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2003.
*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This

     6.25% limitation is imposed on the Class C Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.
# For Value Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively.
## If you purchase shares through a financial intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).

Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 29, 2004. The calculation of costs for the one year period does take into account such waivers.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                            1 Year     3 Years      5 Years     10 Years
                                            ------     -------      -------     --------
Class C Shares
--------------
Value Fund ...............................    $222         $745      $1,294       $2,793
Equity Income Fund .......................     296          907       1,543        3,252

Value Fund pro forma for both
  Reorganizations ........................     228          769       1,337        2,881

Class E Shares
--------------
Value Fund ...............................     128          461         817        1,820
Equity Income Fund .......................     221          682       1,169        2,513
Equity III Fund ..........................     188          582       1,001        2,169

Value Fund pro forma for both
  Reorganizations ........................     143          447         774        1,700

Class I Shares
--------------
Value Fund ...............................      97          374         671        1,517
Equity III Fund ..........................     163          505         871        1,900

Value Fund pro forma for both
  Reorganizations ........................      97          318         556        1,241


Class S Shares
--------------
Value Fund ................................    107          396         706        1,587
Equity Income Fund ........................    196          606       1,042        2,254

Value Fund pro forma for both
   Reorganizations ........................    117          385         672        1,492

Performance

The Funds' average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operation of the Fund) are presented below for each class of the Funds' shares and are compared with the returns of an index that measures broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

The returns shown for Equity Income Fund's Class E Shares between November 4, 1996, the date such Class E Shares were first issued, and May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees. Effective May 18, 1998, Class E Shares of Equity Income Fund no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date Equity Income Fund and Equity III Fund first issued Class E or Class C Shares are those of the Funds' Class S or Class I Shares and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Equity Income Fund and Equity III Fund commenced operation of their Class E Shares on November 4, 1996 and May 14, 1999, respectively. Equity Income Fund first issued Class C Shares on January 27, 1999.

Past performance, both before-tax and after-tax, is no indication of future results.


------------------------------------------------------------------------------------------------------------------
                                                                                                      10 Years or
  Average annual total returns                                                                           Since
  for the periods ended December 31, 2002                                   1 Year        5 Years     Inception*
  ---------------------------------------                                   ------        -------     ------------
  Equity Income Fund
  ------------------
  Return Before Taxes, Class C ..........................................   (21.01)%      (4.37)%          7.05%
  Return Before Taxes, Class E ..........................................   (20.46)%      (3.83)%          7.35%
  Return Before Taxes, Class S ..........................................   (20.29)%      (3.55)%          7.59%
  Return After Taxes on Distributions, Class S ..........................   (20.50)%      (4.88)%          4.26%
  Return After Taxes on Distributions and Sale of Fund Shares, Class S ..   (12.45)%      (2.95)%          5.04%

  Equity III Fund
  ---------------
  Return Before Taxes, Class E ..........................................   (20.12)%      (3.65)%          7.76%
  Return Before Taxes, Class I ..........................................   (19.92)%      (3.48)%          7.86%
  Return After Taxes on Distributions, Class I ..........................   (20.33)%      (4.88)%          4.28%
  Return After Taxes on Distributions and Sale of Fund Shares, Class I ..   (12.22)%      (2.88)%          5.18%

  Value Fund
  ----------
  Return Before Taxes, Class C ..........................................   (19.69)%           --       (14.49)%
  Return Before Taxes, Class E ..........................................   (18.86)%           --       (13.75)%
  Return Before Taxes, Class I ..........................................   (18.73)%           --       (13.43)%
  Return Before Taxes, Class S ..........................................   (18.81)%           --       (13.53)%
  Return After Taxes on Distributions, Class S ..........................   (19.13)%           --       (13.90)%
  Return After Taxes on Distributions and Sale of Fund Shares, Class S ..   (11.54)%           --       (10.83)%


  Russell 1000(R) Value Index ...........................................   (15.52)%        1.16%         10.81%

------------------------------------------------------------------------------------------------------------------

* The Value Fund commenced operations on January 31, 2001.

How are the Funds Distributed?

Russell Fund Distributors, Inc. (the "Distributor"), located at 909 A Street, Tacoma, WA 98402, a wholly-owned subsidiary of FRIMCo, serves as the principal underwriter of FRIC's shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of shares pursuant to FRIC's 12b-1
Distribution Plan and Shareholder Services Plan, respectively.

Purchases, Redemptions and Exchanges

Shares of the Funds are sold on a continuous basis at the public offering price per share, which is equal to the net asset value per share on each business day on which shares are offered.

For Class C Shares of the Funds, there is a $1,000 required minimum investment for each account in each Fund. For Class E and S Shares, there is a $2,500 required minimum investment for each account in each Fund. For Class I Shares there is a minimum initial investment of $250,000 for each account in each Fund.

The exchange rights and redemption procedures of the Funds are identical. Through your financial intermediary you may exchange Shares you own in one Fund for Shares of certain other series of FRIC on the basis of the current net asset value per share at the time of the exchange, as described in the prospectus attached as Exhibit B. An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

Shares may be redeemed through your financial intermediary on any business day of the Funds (a day on which the New York Stock Exchange ("NYSE") is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your financial intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption requests must be placed through your financial intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your financial intermediary for instructions on how to place redemption requests. Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain financial intermediaries, your redemption proceeds will be sent directly to your financial intermediary who will then settle the redemption with you as agreed between you and your financial intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists. Please see the prospectus attached as Exhibit B for more information.

Dividend and Distributions

The Funds have policies of distributing substantially all of their net investment income and net capital gains to their respective shareholders each year. The Funds pay dividends from net investment income, if any, quarterly and capital gains, if any, annually. Dividends and capital gains distributions are automatically reinvested by the Funds in additional shares unless and until a shareholder elects to receive them in cash.

Risk Factors and the Investment Policies

Because of the comparability of the investment objectives and investment restrictions and the substantially similar nature of the investment policies of the Funds, the investment risks associated with an investment in Value Fund are very similar to those of the Target Funds. See "Comparison of Investment Policies and Risks" below and the attached prospectus.

Financial Highlights

The financial highlights tables of Value Fund are intended to help you understand Value Fund's financial performance since January 31, 2001, its inception. Certain information reflects results for a single Fund share. The total returns in the table represent how much your investment in the Value Fund would have increased (or decreased) during each period assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Value Fund's financial statements, is included in Value Fund's annual report, which is attached to this Prospectus/Proxy Statement as Exhibit C.

Value Fund--Class C Shares

                                                                              Fiscal Year
                                                                                 Ended
                                                                               October 31,
                                                                     -----------------------------------
                                                                            2002            2001*
                                                                            ----            -----
        Net Asset Value, Beginning of Period ....................      $    8.51         $   10.00
                                                                     -----------------------------------

        Income From Operations
        Net investment income (loss) (a)** ......................           (.02)               --
        Net realized and unrealized gain (loss) .................          (1.07)            (1.48)
                                                                     -----------------------------------
        Total income from operations ............................          (1.09)            (1.48)
                                                                     -----------------------------------

        Distributions
        From net investment income ..............................           (.01)             (.01)
                                                                     -----------------------------------
        Net Asset Value, End of Period ..........................      $    7.41         $    8.51
                                                                     -----------------------------------
        Total Return (%)(b) .....................................         (12.82)           (14.76)

        Ratios/Supplemental Data:
        Net Assets, end of period (in thousands) ................          2,061             1,844
        Ratios to average net assets (%)(c):
            Operating expenses, net .............................           2.00              2.00
            Operating expenses, gross ...........................           2.40              2.64
            Net investment income (loss) ........................           (.27)               --

        Portfolio turnover rate (%) .............................          92.95             71.75

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Value Fund--Class E Shares

                                                                               Fiscal Year
                                                                                  Ended
                                                                                October 31,
                                                                    ----------------------------------
                                                                            2002            2001*
                                                                            ----            -----
        Net Asset Value, Beginning of Period ....................      $    8.53         $   10.00
                                                                    -----------------------------------
        Income From Operations
        Net investment income (a) ...............................            .06               .05
        Net realized and unrealized gain (loss) .................          (1.07)            (1.48)
                                                                    -----------------------------------
        Total income from operations ............................          (1.01)            (1.43)
                                                                    -----------------------------------
        Distributions
        From net investment income ..............................           (.06)             (.04)
                                                                    -----------------------------------
        Net Asset Value, End of Period ..........................      $    7.46         $    8.53
                                                                    -----------------------------------
        Total Return (%)(b) .....................................         (11.86)           (14.33)


        Ratios/Supplemental Data:
        Net Assets, end of period (in thousands) ................          3,314             3,155
        Ratios to average net assets (%)(c):
            Operating expenses, net .............................           1.04              1.25
            Operating expenses, gross ...........................           1.43              1.85
            Net investment income ...............................            .70               .76

        Portfolio turnover rate (%) .............................          92.95             71.75

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Value Fund--Class I Shares

                                                                                Fiscal Year
                                                                                   Ended
                                                                                October 31,
                                                                     -----------------------------------
                                                                            2002            2001*
                                                                            ----            -----
        Net Asset Value, Beginning of Period ....................      $    8.54         $   10.00
                                                                     -----------------------------------
        Income From Operations
        Net investment income (a) ...............................            .08               .09
        Net realized and unrealized gain (loss) .................          (1.07)            (1.48)
                                                                     -----------------------------------
        Total income from operations ............................           (.99)            (1.39)
                                                                     -----------------------------------

        Distributions
        From net investment income ..............................           (.09)             (.07)
                                                                     -----------------------------------
        Net Asset Value, End of Period ..........................      $    7.46         $    8.54
                                                                     -----------------------------------
        Total Return (%)(b) .....................................         (11.72)           (13.92)


        Ratios/Supplemental Data:
        Net Assets, end of period (in thousands) ................         35,169            28,983
        Ratios to average net assets (%)(c):
            Operating expenses, net .............................            .79               .79
            Operating expenses, gross ...........................           1.22              1.48
            Net investment income ...............................            .95              1.25

        Portfolio turnover rate (%) .............................          92.95             71.75

*     For the period January 31, 2001 (commencement of operation) to
      October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.

Value Fund--Class S Shares

                                                                                Fiscal Year
                                                                                  Ended
                                                                                October 31,
                                                                     ----------------------------------
                                                                            2002            2001*
                                                                            ----            -----
        Net Asset Value, Beginning of Period ....................      $    8.53         $   10.00
                                                                     -----------------------------------
        Income From Operations
        Net investment income (a) ...............................            .07               .08
        Net realized and unrealized gain (loss) .................          (1.07)            (1.48)
                                                                     -----------------------------------
        Total income from operations ............................          (1.00)            (1.40)
                                                                     -----------------------------------
        Distributions
        From net investment income ..............................           (.08)             (.07)
                                                                     -----------------------------------
        Net Asset Value, End of Period ..........................      $    7.45         $    8.53
                                                                     -----------------------------------
        Total Return (%)(b) .....................................         (11.78)           (14.04)

        Ratios/Supplemental Data:
        Net Assets, end of period (in thousands) ................         31,806            31,288
        Ratios to average net assets (%)(c):
            Operating expenses, net .............................            .87               .86
            Operating expenses, gross ...........................           1.27              1.50
            Net investment income ...............................            .86              1.18

        Portfolio turnover rate (%) .............................          92.95             71.75


*     For the period January 31, 2001 (commencement of operation) to
      October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.

                         REASONS FOR THE REORGANIZATIONS

Board considerations

The Trustees, including all of the Trustees who are not "interested persons" of FRIC, have unanimously determined that the Reorganizations would be in the best interests of the Shareholders of both the Target Funds and Value Fund and that the interests of the Shareholders of each of the Funds would not be diluted as a result of the Reorganizations. At a meeting held on February 25, 2003, FRIMCo informed the Trustees that Equity Income Fund and Equity III Fund had assets of $85.1 million and $47.7 million, respectively, at December 31, 2002, and that the relatively small size of the Target Funds has continued to impair efforts to manage those Funds efficiently and to achieve a competitive expense ratio. FRIMCo also informed the Trustees that on July 1, 2003, FRIMCo expects to implement a set of model strategy investment program changes. The model strategies are combinations of FRIC funds selected by FRIMCo to create asset-allocated portfolio recommendations based on various investors' risk profiles. FRIMCo informed the Trustees that the implementation of these changes to the model strategies is expected, as a secondary effect, to provide increased asset flows into Value Fund, and to decrease asset flows to Equity Income Fund.

FRIMCo expressed its belief that the Target Funds are unlikely to achieve sufficient asset growth in the near future to assure their viability and that operating the Target Funds as stand-alone funds is no longer in the best interests of the Target Funds' Shareholders. Conversely, FRIMCo believes that Value Fund, with the addition of the Target Funds' assets, is likely to achieve sufficient asset growth to assure its future viability. Consequently, FRIMCo presented a proposal to effect the Reorganizations to the Trustees. In support of its proposal, FRIMCo expressed its belief that Shareholders in each of the Funds would benefit from the Reorganizations because Value Fund would then have a larger asset base to invest, which should provide greater opportunities for diversifying investments and realizing economies of scale.

Based on current restated expense estimates for the fiscal year ending October 31, 2003, the Shareholders of Equity Income Fund and Equity III Fund would pay between 0.36% and 0.76% less in gross annual fund operating expenses as a result of the Reorganizations, respectively, and, after giving effect to fee waivers and reimbursements for Value Fund contractually agreed to by FRIMCo through February 29, 2004, between 0.45% and 0.78% less in net annual fund operating expenses as a result of the Reorganizations, respectively. FRIMCo also noted that the Target Funds currently are invested in a significant percentage of securities that would be eligible for investment by the Value Fund, although there can be no assurance as to whether and to what extent Value Fund will invest in such securities in the future. In addition, FRIMCo expects that the Reorganizations will result in lower operating expenses than those currently borne by the Target Funds on a stand-alone basis, although there can be no assurance that operational savings will be realized. In determining whether to approve the Reorganizations and to recommend their approval to Shareholders of the Target Funds, the Trustees, including the independent Trustees, considered at the February 25, 2003 and May 20, 2003 meetings the potential impact of the Reorganizations on those Funds' Shareholders and a variety of related factors, including, among others, (1) the viability of, and expense involved in, operating the Target Funds as stand-alone funds; (2) the compatibility of the investment objectives, policies and restrictions of the Funds; (3) the terms and conditions of the Plan, including provisions intended to avoid any dilution of Shareholder interests; (4) the fact that expenses associated with the solicitation of proxies will be borne by the Target Funds; (5) indirect costs that may be incurred by the Funds as a result of the Reorganizations; (6) the fact that the Reorganizations are intended to qualify as tax-free reorganizations under federal tax laws; (7) the fact that the pro forma gross operating expenses of Value Fund are estimated to be lower than the current gross operating expenses of the Target Funds; (8) the expense reimbursement obligations of FRIMCo will continue in effect until at least February 29, 2004 but are terminable on such date and annually thereafter; and (9) possible alternatives to the Reorganizations.

The Board, including a majority of the Trustees who are not interested persons of FRIC, unanimously concluded that the Reorganizations are in the best interests of the Shareholders of each of the Funds and that no dilution of value would result to the Shareholders of any of the Funds from the Reorganizations. Consequently, the Board approved the Plan and recommended that Shareholders of the Target Funds vote to approve their respective Reorganization.

Costs of the Reorganizations

During the course of its deliberations, the Board determined that each Fund would bear its direct operational expenses with respect to the Reorganizations.

Effects of the Reorganizations

In reaching the decision to recommend that Shareholders of the Target Funds vote to approve the Reorganizations, the Trustees concluded that the Reorganizations are in the best interests of the Shareholders of the Target Funds and that no dilution would result to the Shareholders of the Target Funds from the Reorganizations.

The Trustees also determined that the Reorganizations were in the best interests of the Class C, E, I and S shareholders of Value Fund and that no dilution would result to the current Class C, E, I and S shareholders of Value Fund as a result of the Reorganizations.

If the Plan is not approved by the Shareholders at the meeting, the Target Funds will continue as separate sub-trusts of FRIC. In that event, the Board would determine what additional actions, if any, it would recommend to the Shareholders of the Target Funds, including possibly liquidation of the Target Funds. Approval and consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the Plan of Reorganization, take place as described herein with respect to that Target Fund, even if the Shareholders of the other Target Fund have not approved their Fund's Reorganization.

                  INFORMATION ABOUT THE PLAN OF REORGANIZATION

The following is a summary of the Plan of Reorganization. It is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, which is attached as Exhibit A.

If the Shareholders approve the Plan, it is expected that the Reorganizations will be consummated shortly after the various conditions to the obligations of each of the parties are satisfied (see "Conditions Precedent to Closing"). Consummation of the Reorganizations (the "Effective Time of the Reorganizations") is expected to occur on or about October 27, 2003 at 8:00 a.m. Eastern Time, or such other date as is agreed to by the Funds, on the basis of values calculated as of the close of regular trading on the NYSE on October 24, 2003. The Plan may be terminated at any time before or after its approval by Shareholders by action of the Board.

The Plan provides that all or substantially all of the assets of each Target Fund will be transferred to Value Fund, which will assume all of the Target Funds' liabilities. Target Fund Class C, E, I and S Shareholders will receive a number of Class C, E, I and S Shares, respectively, of Value Fund with the same aggregate net asset value as the Class C, E, I and S Shares of the Target Fund held at the Effective Time, as defined in the Plan, of the Reorganization. In addition to the Class C, E, I and S Shares, each Target Fund Shareholder will have a right to receive any declared and unpaid dividends or other distributions. Following the Reorganizations, Shareholders of the Target Funds will be shareholders of Value Fund. The Target Funds' Shareholders will not pay a sales charge, commission or other transaction cost in connection with their receipt of shares of Value Fund.

The Plan provides that the Target Funds will declare a dividend and/or other distribution prior to the Reorganizations which, together with all previous distributions, will have the effect of distributing to the Shareholders of the Target Funds all of their investment company taxable income and net capital gain, if any, realized by the Target Funds up to and including the Effective Time of the Reorganizations.

Conditions precedent to consummation of the Reorganizations

The Reorganizations are subject to a number of conditions, including the following: (1) approval of the Plan and the transactions contemplated thereby as described in this Prospectus/Proxy Statement by the Shareholders of the Target Funds; (2) the receipt of certain legal opinions described in the Plan; (3) the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Plan and other matters; and (4) the parties' performance in all material respects of their agreements and undertakings in the Plan.

Tax considerations

It is anticipated that each Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Code. With respect to each Reorganization, Value Fund and the applicable Target Fund will receive an opinion from Dechert LLP substantially to the effect that, based on certain facts, assumptions and representations, for federal income tax purposes:

         (1) the Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a);

         (2) the Shareholders will recognize no gain or loss on their receipt of voting shares of Value Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization;

         (3) the Target Fund will not recognize gain or loss on the transfer of all of its assets to Value Fund solely in exchange for voting shares of Value Fund and the assumption by Value Fund of the Target Fund's liabilities pursuant to the Reorganization;

         (4) the Target Fund will not recognize gain or loss on its distribution of voting shares of Value Fund to its Shareholders pursuant to the liquidation of the Target Fund;

         (5) Value Fund will not recognize gain or loss on its acquisition of all of the assets of the Target Fund solely in exchange for voting shares of Value Fund and the assumption by Value Fund of the Target Fund's liabilities;

         (6) the aggregate tax basis of the voting shares of Value Fund received by each of the Target Fund's Shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Target Fund surrendered in exchange therefor;

         (7) the holding period of the voting shares of Value Fund received by each of the Shareholders pursuant to the Reorganization will include the period that the Shareholder held the voting shares of the Target Fund exchanged therefor, provided that the Shareholder held such shares as a capital asset on the date of the Reorganization;

         (8) Value Fund's basis in the assets of the Target Fund received pursuant to the Reorganization will equal the Target Fund's basis in the assets immediately before the Reorganization; and

         (9) Value Fund's holding period in the Target Fund's assets received pursuant to the Reorganization will include the period during which the Target Fund held the assets.

No opinion will be expressed by Dechert LLP, however, as to whether any gain or loss will be recognized (a) by a Target Fund in connection with the transfer from the Target Fund to Value Fund of any Section 1256 contracts (as defined in Section 1256 of the Code) or (b) by a Target Fund or Value Fund in connection with any disposition of assets by the Target Fund or Value Fund prior to or following the Reorganization.

Shareholders of the Target Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances and, since the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, as to state and local tax consequences, if any, of the Reorganizations.

As of October 31, 2002 Equity Income Fund had a net capital loss carry forward of approximately $14,569,848, net capital losses for the current taxable year through April 30, 2003 of $4,044,058, excluding year end tax adjustment considerations, and net unrealized built-in capital losses through April 30, 2003 of $248,522, and Equity III Fund had a net capital loss carry forward of approximately $9,236,773, net capital losses for the current taxable year through April 30, 2003 of $1,705,316, excluding year end tax adjustment considerations, and net unrealized built-in capital gains through April 30, 2003 of $222,981. If the Reorganizations are carried out, the net capital loss carry forward, net capital losses and, for the five-year period beginning on the Closing Date, net unrealized built-in losses of each Target Fund as of the Closing Date that would otherwise be available for use by the Target Fund for each taxable year ending after the Closing Date will be limited under the Code. As a result of this limitation, it is possible that Value Fund will not be able to use the loss as rapidly as the Target Fund might have been able to, and part or all of the loss may not be usable by Value Fund at all. At October 31, 2002, the following capital loss carry forwards for each Target Fund will expire as follows:

 Capital Loss Carry Forwards Expire:    Equity Income Fund   Equity III Fund
------------------------------------    ------------------   ---------------
10/31/2008                                  $11,599,781        $9,236,773
10/31/2009                                      451,724                --
10/31/2010                                    2,518,343                --
                                            -----------        ----------
Total Capital Loss
  Carry Forwards:                           $14,569,848        $9,236,773
                                            -----------        ----------

Description of the shares of Value Fund

FRIC issues shares of beneficial interest divisible into an unlimited number of sub-trusts, each of which sub-trusts is a separate trust under Massachusetts law, and the sub-trusts' shares may be offered in multiple classes. As of the date of this Prospectus/Proxy Statement, Value Fund offers Classes C, E, I and S Shares. Shares of each class of a sub-trust, including Value Fund's Classes C, E, I and S Shares, represent proportionate interests in the assets of the specific sub-trust attributable to that class, and have the same voting and other rights and preferences as the shares of other classes of the sub-trust. Shares of each class of a sub-trust are entitled to such dividends and distributions earned on the assets belonging to the sub-trust as may be declared by the Board. Shares of each class of a sub-trust have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Each share of a class of a sub-trust has one vote; there are no cumulative voting rights.

Class C, E, I and S Shares of Value Fund will be issued to Class C, E, I and S Shareholders of the Target Funds in accordance with the procedures under the Plan as described above. Each Value Fund share issued will be fully paid and nonassessable when issued with no personal liability attaching to the ownership thereof, have no preemptive or conversion rights and be transferable upon the books of Value Fund. In accordance with Value Fund's normal procedures as specified in its prospectuses, Value Fund will not issue certificates for shares of beneficial interest to former Shareholders of the Target Funds. As of the Effective Time of the Reorganizations, any and all certificates representing shares of the Target Funds shall be deemed to represent an interest of the Shareholder in the Class C, E, I or S Shares, as applicable, of Value Fund issued to the Shareholder in the Reorganizations. If a certificate for Class C, E, I or S Shares of a Target Fund is outstanding, a new certificate for Class C, E, I or S Shares, as applicable, of Value Fund issued in the Reorganization will not be issued.

As shareholders of Value Fund, former Shareholders of the Target Funds will have substantially similar voting rights and rights upon dissolution with respect to Value Fund as they currently have with respect to their Target Fund.

The terms of FRIC's Amended and Restated Master Trust Agreement do not confer upon Shareholders of the Target Funds any appraisal rights. However, after the Effective Time of the Reorganizations, such Shareholders may redeem their shares in Value Fund at net asset value or exchange their Value Fund shares into shares of certain other sub-trusts of FRIC as described in the attached prospectus.

FRIC is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Amended and Restated Master Trust Agreement of FRIC contains an express disclaimer of shareholder liability for acts or obligations of FRIC and provides for indemnification and reimbursement of expenses out of FRIC's property for any shareholder held personally liable for the obligations of FRIC. The Amended and Restated Master Trust Agreement also provides that FRIC may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of FRIC, the shareholders of the sub-trusts, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a Shareholder incurring financial loss on account of shareholder liability is also limited to circumstances in which both inadequate insurance exists and FRIC itself is unable to meet its obligations.

Under Massachusetts law, FRIC is not required to hold annual meetings. In the past, the Funds have availed themselves of these provisions of state law to achieve cost savings by eliminating printing costs, mailing charges and other expenses involved to hold routine annual meetings. The Funds may, however, hold a meeting for such purposes as changing fundamental investment objectives or restrictions, approving a new investment advisory agreement or any other matters which are required to be acted on by shareholders under the 1940 Act. In addition, a meeting also may be called by shareholders holding at least 10% of the shares entitled to vote at the meeting for the purpose of voting upon the removal of Trustees, in which case shareholders may receive assistance in communicating with other shareholders such as that provided in Section 16(c) of the 1940 Act. The Target Funds are holding the Special Meeting because of the Proposals described herein to be presented for Shareholders' consideration and approval.

Capitalization

The following tables set forth, as of April 30, 2003 the capitalization of Value Fund, Equity Income Fund, Equity III Fund, and the pro forma capitalization of Value Fund as adjusted to give effect to both the proposed Equity Income Reorganization and Equity III Reorganization. The capitalization of Value Fund is likely to be different when the Reorganizations are consummated.

                                                       Equity Income    Equity III    Value Fund
                                         Value Fund         Fund           Fund        pro forma
                                         ----------    -------------    ----------    ----------
Class C:
Net asset value per share                $     7.61      $    27.00      $     --     $     7.61
Net assets                               $2,349,558      $3,778,586      $     --     $6,128,144

Shares outstanding ($.01 par value)         308,797         139,929            --        805,326

Class E:
Net asset value per share                $     7.67      $    27.34      $  19.49     $     7.67

Net assets                                    $ 3,518,252   $ 1,418,649   $ 1,982,059   $  6,918,960

Shares outstanding ($.01 par value)               458,787        51,885       101,717        902,165

Class I:
Net asset value per share                     $      7.67   $        --   $     19.49   $       7.67
Net assets                                    $27,270,308   $        --   $44,611,462   $ 71,881,770

Shares outstanding ($.01 par value)             3,554,095            --     2,288,854      9,370,452

Class S:
Net asset value per share                     $      7.66   $     27.20    $       --   $       7.66
Net assets                                    $31,782,870   $72,900,832    $       --   $104,683,702

Shares outstanding ($.01 par value)             4,147,769     2,680,493            --     13,664,849

To the extent permitted by law, the Plan may be amended without Shareholder approval by the Board. The Plans may be terminated and the Reorganizations abandoned at any time before or, to the extent permitted by law, after the approval of Shareholders by mutual consent of the parties to the Plan.

                   COMPARISON OF INVESTMENT POLICIES AND RISKS
                            OF INVESTING IN THE FUNDS

Investment Objectives and Policies. The investment objectives of the Funds are identical: to provide capital appreciation. The Funds are managed in a similar manner by their Money Managers. In a separate proxy statement, the current Value Fund shareholders are being asked to approve a change in Value Fund's investment objective at a shareholder's meeting scheduled to be held on October 3, 2003. If approved, such change is expected to be effective on March 1, 2004 and Value Fund's new investment objective will be to seek to provide long term capital growth.

Each of the Funds invests primarily in common stocks of US companies. The Target Funds invest primarily in common stocks of medium and large capitalization companies, and while they have the ability to invest in small capitalization companies, neither does so as a principal investment strategy. Value Fund also invests primarily in common stocks of medium and large capitalization companies, but may have more exposure to small capitalization companies. The Funds generally define large and medium capitalization stocks as stocks of the largest 1000 companies in the US. The Target Funds have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of their assets in equity securities. The Funds each employ a "multi-manager" approach whereby portions of the Funds are allocated to different Money Managers whose approaches to identifying undervalued securities are intended to complement one another.

The Funds have a primary investment strategy to invest in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value. The Target Funds have a second primary investment strategy of emphasizing investments in equity securities with above-average yield relative to the market. The Funds may expose liquidity reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts, but the Funds may also use exchange traded and over-the-counter options and equity index swaps. The investment restrictions of the Funds are identical.

For a complete description of the investment policies, limitations and restrictions applicable to the Funds, please refer to the Funds' prospectus, dated February 28, 2003, as supplemented through __________, 2003, which is attached to this Prospectus/Proxy Statement as Exhibit B.

Risk Factors. The investment risks of the Funds are similar. Each of the Funds is subject to the risk that the value of equity securities will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. Investments in value stocks are subject to risks that (i) their intrinsic values may never be realized by the market or
(ii) such stock may turn out not to have been undervalued. The Funds are subject to risks involved with their multi-manager approach, which could include a Fund holding a higher concentration of certain types of securities and a high level of portfolio turnover, resulting in higher Fund brokerage expenses and increased tax liability from a Fund's realization of capital gains.

By exposing their liquidity reserves to an equity market, principally by use of equity index futures but also by use of exchange traded and over-the-counter options and equity index swaps, each Fund's performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of a stock market. This approach increases a Fund's performance if the particular equity market rises and reduces a Funds' performance if the particular equity market declines. Also, each Fund may participate in securities lending. If a borrower of a Fund's securities fails financially, the Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund.

To the extent that Value Fund also invests more frequently in securities of small capitalization companies, it will be subject to greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, performance of smaller companies can be more volatile, which may increase the volatility of Value Fund's portfolio. These and other risks are further described in Value Fund's prospectus, which is attached as Exhibit B to this Prospectus/Proxy Statement, and in Value Fund's Statement of Additional Information, dated February 28, 2003, as supplemented through ________________, 2003, which is available upon request.


                  FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF
                         TRUSTEES UNANIMOUSLY RECOMMENDS
                THAT YOU VOTE FOR APPROVAL OF PROPOSALS 1 AND 2.

           PROPOSAL 3: TO ELECT THREE MEMBERS OF THE BOARD OF TRUSTEES

At their meeting held on May 20, 2003, the Trustees determined to present the election of three trustees who have not been previously elected by the Shareholders to hold office until their respective successors are elected and qualified. FRIC currently has ten trustees, seven of whom have previously been elected by FRIC's Shareholders. This Proposal 3 will not affect the status of these seven Trustees. Each of these Trustees, and, if elected, each of the nominees, will continue to hold office during the lifetime of FRIC except if such Trustee sooner dies, retires, resigns or is removed, as provided for in FRIC's Amended and Restated Master Trust Agreement. FRIC also has two Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities.

In considering each nominee for election as Trustee of FRIC, the Trustees took into account the qualifications of the nominee and the concern for the continued efficient conduct of FRIC's business. In particular, the Trustees considered the requirements of the 1940 Act as they apply to the election of Trustees generally and the nominees in particular.

FRIC does not hold regular annual meetings. The Board may call special meetings of Shareholders for action by Shareholder vote as may be required by the 1940 Act or required or permitted by the Amended and Restated Master Trust Agreement and by-laws of FRIC. In compliance with the 1940 Act, Shareholder meetings will be held to elect Trustees whenever less than a majority of the Trustees holding office have been elected by the

Shareholders or, in the case of filling vacancies, to assure that at least two-thirds of the Trustees holding office after vacancies are filled have been elected by Shareholders.

The Nominees

The following information is provided for each nominee. Each nominee is currently a Trustee of FRIC. Ms. Weston and Mr. Connealy are not "interested persons" of FRIC as defined in Section 2(a)(19) of the 1940 Act. Mr. Phillips is an interested person of FRIC by virtue of his employment by Frank Russell Company, the parent of FRIMCo. Each nominee currently oversees 37 funds in the Frank Russell Fund complex. The Frank Russell Fund complex consists of FRIC and Russell Investment Funds ("RIF"). The address for each nominee listed below is 909 A Street, Tacoma, Washington 98402-1616.

                                                                                             NO. OF
                                              TERM OF                                      PORTFOLIOS
                                              OFFICE**                                     IN RUSSELL
                                                AND                 PRINCIPAL                 FUND
     NAME,                 POSITION(S)        LENGTH              OCCUPATION(S)             COMPLEX       OTHER DIRECTORSHIPS
     AGE,                  HELD WITH          OF TIME             DURING THE                OVERSEEN        HELD BY TRUSTEE
    ADDRESS                   FUND            SERVED              PAST 5 YEARS             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
NOMINEES
-----------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston,           Trustee          Since 2002           Retired since 2000.          37             None
Born October 2, 1943                                             1997 to 2000,
                                                                 Arbitrator, The
                                                                 American Arbitration
                                                                 Association Commercial
                                                                 Panel.
                                                                 From 1995 to 1999,
                                                                 Hearing Officer,
                                                                 University of
                                                                 Washington
-----------------------------------------------------------------------------------------------------------------------------------
Michael J.A. Phillips,     Trustee          Since 2002           Chairman of the              37             None
Born January 20, 1948                                            Board, President,
                                                                 CEO and Director,
                                                                 Frank Russell
                                                                 Company ("FRC")
-----------------------------------------------------------------------------------------------------------------------------------
Daniel P. Connealy,        Trustee          Since April 2003     2001-2003,                   37             Director, Gold Banc
Born June 6, 1946                                                Vice President and                          Corporation, Inc.
                                                                 Chief Financial Officer,
                                                                 Janus Capital Group Inc.;
                                                                 1979-2001, Audit and
                                                                 Accounting Partner,
                                                                 PricewaterhouseCoopers LLP
-----------------------------------------------------------------------------------------------------------------------------------

** Appointed until successor is duly elected and qualified.

During the fiscal year ended October 31, 2002, there were four regular meetings of the Board, four special meetings of the Board and one telephonic meeting of the Board. All of the Trustees, including the nominees, attended at least 75% of the meetings of the Board of Trustees held during that time.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. Kristianne Blake and Eleanor W. Palmer and Messrs. Raymond P. Tennison, Jr. and Daniel P. Connealy, each of whom is an independent Trustee. For the fiscal year ended October 31, 2002, the Audit Committee held three meetings. The Funds' Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo., or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo., or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC. The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson, William E. Baxter and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ended October 31, 2002, the Nominating and Governance Committee held one meeting.

Information Regarding the Other Trustees and the Officers of FRIC

Listed below are the Trustees of FRIC not named above as nominees and the principal executive officers. An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in section 2(a)(19) of the 1940 Act. Mr. George F. Russell, Mr. Lynn L. Anderson and Mr. Michael J.A. Phillips are the only Trustees who are "interested persons" of FRIC as defined in section 2(a)(19) of the 1940 Act. They are interested persons of FRIC because of their relationships with FRIMCo or its affiliates. The address for each Trustee and officer listed below is 909 A Street, Tacoma, Washington 98402-1616.

                                           TERM OF OFFICE**                            NO. OF PORTFOLIOS IN
                          POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION(S)   RUSSELL FUND COMPLEX    OTHER DIRECTORSHIPS
   NAME, AGE, ADDRESS        WITH FUND        TIME SERVED    DURING THE PAST 5 YEARS   OVERSEEN BY TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,  Trustee Emeritus  Since 1999       Chairman Emeritus, FRC             37           None
Born July 3, 1932         and Chairman
                          Emeritus
------------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,        Trustee and       Trustee since    Vice Chairman, FRC;                37           Trustee, The SSgA Funds
Born April 22, 1939       Chairman of       1987, Chairman   Chairman of the Board,                          (investment company)
                          the Board         of the Board     Trustee, FRIC and RIF;
                                            since 1999       CEO and Chairman of the
                                                             Board, Russell Fund
                                                             Distributors, Inc. and
                                                             FRIMCo; Trustee,
                                                             President and Chairman
                                                             of the Board, SSgA Funds
                                                             (investment company);
                                                             Trustee and


                                      TERM OF
                                    OFFICE** AND                              NO. OF PORTFOLIOS IN
  NAME, AGE,        POSITION(S)      LENGTH OF     PRINCIPAL OCCUPATION(S)    RUSSELL FUND COMPLEX   OTHER DIRECTORSHIPS HELD
   ADDRESS        HELD WITH FUND    TIME SERVED    DURING THE PAST 5 YEARS    OVERSEEN BY TRUSTEE           BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                                   Chairman of the Board,
                                                   Frank Russell Trust
                                                   Company; Director,
                                                   Frank Russell
                                                   Investments (Ireland)
                                                   Limited and Frank
                                                   Russell Investments
                                                   (Cayman) Ltd.; Until
                                                   October, 2002,
                                                   President and CEO, FRIC
                                                   and RIF
-------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES AND TRUSTEE EMERITUS

-------------------------------------------------------------------------------------------------------------------------------
Paul E.           Trustee          Since 1984      1996 to present,                   37                 None
Anderson,                                          President, Anderson
Born October                                       Management Group LLC
15, 1931                                           (private investments
                                                   consulting)
-------------------------------------------------------------------------------------------------------------------------------
Paul Anton,       Trustee          Since 2003      Retired since 1997;                37                 None
Ph.D.,            Emeritus                         Trustee of FRIC and RIF
Born December                                      until 2002
1, 1919
-------------------------------------------------------------------------------------------------------------------------------
William E.        Trustee          Since 1984      Retired since 1986                 37                 None
Baxter,
Born June 8,
1925
-------------------------------------------------------------------------------------------------------------------------------
Kristianne        Trustee          Since 2000      President, Kristianne              37                 None
Blake,                                             Gates Blake, P.S.
Born January                                       (accounting services)
22, 1954
-------------------------------------------------------------------------------------------------------------------------------
Lee C.            Trustee          Since 1984      Retired since 1995                 37                 None
Gingrich,
Born October 6,
1930
-------------------------------------------------------------------------------------------------------------------------------
Eleanor W.        Trustee          Since 1984      Retired since 1981                 37                 None
Palmer,
Born May 5, 1926
-------------------------------------------------------------------------------------------------------------------------------

                                      TERM OF
                                    OFFICE** AND                              NO. OF PORTFOLIOS IN
  NAME, AGE,        POSITION(S)      LENGTH OF     PRINCIPAL OCCUPATION(S)    RUSSELL FUND COMPLEX   OTHER DIRECTORSHIPS HELD
   ADDRESS        HELD WITH FUND    TIME SERVED    DURING THE PAST 5 YEARS    OVERSEEN BY TRUSTEE           BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Raymond P.        Trustee          Since 2000      Currently, President,              37                 None
Tennison, Jr.,                                     Simpson Investment
Born December                                      Company and several
21, 1955                                           additional subsidiary
                                                   companies, including
                                                   Simpson Timber Company,
                                                   Simpson Paper Company
                                                   and Simpson Tacoma
                                                   Kraft Company
-------------------------------------------------------------------------------------------------------------------------------

** Appointed until successor is duly elected and qualified.

------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF
                                      OFFICE** AND
   NAME, AGE,         POSITION(S)      LENGTH OF
     ADDRESS        HELD WITH FUND    TIME SERVED            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
OFFICERS

------------------------------------------------------------------------------------------------------------------------------
Leonard P.         President and     Since 2002     Director, President and CEO, FRIMCo. From 1995 to present, Managing
Brennan,           Chief Executive                  Director Individual Investor Services
Born October 11,   Officer
1959
------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,   Treasurer and     Since 1998     1996 to present, Treasurer and Chief Accounting Officer, FRIC and RIF;
Born November      Chief                            Director, Funds Administration, FRIMCo and Frank Russell Trust Company;
26, 1963           Accounting                       Treasurer, SSgA Funds (investment company); Manager, Funds Accounting
                   Officer                          and Taxes, Russell Fund Distributors, Inc.  From April 1996 to August
                                                    1998, Assistant Treasurer, Frank Russell Investment Company. From August
                                                    1996 to August 1998, Assistant Treasurer, FRIC and RIF. November 1995 to
                                                    July 1998, Assistant Secretary, SSgA Funds. February 1997 to July 1998,
                                                    Manager, Funds Accounting and Taxes, FRIMCo
------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,   Director of      Since 1991      Director of Investments, FRIC and RIF; Chief Investment Officer, FRC and
Born October 3,    Investments                      Frank Russell Trust Company; Director, FRIMCo and Russell Fund
1953                                                Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,       Secretary and     Since 1994     Secretary and General Counsel, FRC, FRIC, RIF, FRIMCo, Frank Russell
Born October 8,    General Counsel                  Trust Company, Russell Fund Distributors, Inc. and Frank Russell Capital
1941                                                Inc
------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson,  Director of       Since 2001     Director of Short-Term Investment Funds, FRIC, RIF, FRIMCo and Frank
Born July 20,      Short-Term                       Russell Trust Company.  From 1991 to 2001, Portfolio Manager, FRIC, RIF,
1960               Investment                       FRIMCo and Frank Russell Trust Company
                   Funds
------------------------------------------------------------------------------------------------------------------------------

** The President, the Treasurer and the Secretary are elected annually by the Trustees and hold office until the next meeting of the Trustees at which the officers are elected and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer holds office at the pleasure of the Trustees.

Trustee Ownership of Fund Shares

The table below sets forth the dollar range of the value of the shares of each Fund, and the dollar range of the aggregate value of the shares of the fund complex, owned directly or beneficially by the Trustees, including the nominees, as of December 31, 2002. Funds that are not owned by any Trustees are omitted from the table.

                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                SECURITIES IN ALL REGISTERED
                                                               INVESTMENT COMPANIES OVERSEEN
                                DOLLAR RANGE OF EQUITY              BY TRUSTEES IN RUSSELL
        TRUSTEE                SECURITIES IN EACH FUND                  FUND COMPLEX
        -------                -----------------------        --------------------------------
George F. Russell, Jr.     None                               None
Michael J. Phillips        None                               None
Lynn L. Anderson           None                               None
Paul E. Anderson           None                               Over $100,000
Paul Anton, Ph.D.          None                               $50,001-$100,000
William E. Baxter          None                               $1-$10,000
Kristianne Blake           Equity III Fund    Over $100,000   Over $100,000
Daniel P. Connealy         None                               None
Lee C. Gingrich            None                               None
Eleanor W. Palmer          None                               None
Raymond P. Tennison, Jr.   None                               None
Julie W. Weston            None                               $1-$10,000

Remuneration of Trustees

FRIC pays fees only to the independent Trustees. Compensation of officers and Trustees who are "interested persons" of FRIC is paid by FRIMCo or its affiliates. The following represents the compensation paid to each Trustee for the fiscal year ended October 31, 2002.

                             Aggregate    Pension or Retirement   Estimated Annual   Total Compensation
                           Compensation    Benefits Accrued as     Benefits Upon      from Fund Complex
        Trustee             from FRIC     Part of FRIC expenses      Retirement       paid to Trustees*
        -------            ------------   ---------------------   ----------------   ------------------
Lynn L. Anderson              $     0              $0                    $0                $     0
Paul E. Anderson              $67,783              $0                    $0                $82,667
Paul Anton, Ph.D.             $67,487              $0                    $0                $78,833
William E. Baxter             $67,487              $0                    $0                $78,833
Kristianne Blake              $69,540              $0                    $0                $82,383
Daniel P. Connealy**          $     0              $0                    $0                $     0
Lee C. Gingrich               $69,497              $0                    $0                $82,333
Eleanor W. Palmer             $66,083              $0                    $0                $78,363
Michael J. A. Phillips        $     0              $0                    $0                $     0
George F. Russell, Jr.        $     0              $0                    $0                $     0
Raymond P. Tennison, Jr.      $66,487              $0                    $0                $78,833
Julie W. Weston**             $11,753              $0                    $0                $13,667

* As of the date of this proxy statement, the "Fund Complex" consists of FRIC and RIF.

** Mr. Connealy was elected to the Board on April 24, 2003. Ms. Weston was elected to the Board by the Trustees on August 19, 2002.

The Fund Complex currently pays each of the independent Trustees a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustees will receive a $500 fee for attending an in-person meeting by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

Required vote

The persons named on the proxy card intend, in the absence of contrary instructions, to vote all proxies in favor of the election of the nominees. A Shareholder may vote for or withhold authority with respect to the nominees. If an executed proxy card is received without voting instructions, the shares will be voted for the nominees named herein. The nominees have consented to being named in this Prospectus/Proxy Statement and to serve if elected. FRIC knows of no reason why the nominees would be unable or unwilling to serve if elected. Should the nominees become unable or unwilling to accept nomination or election prior to the Special Meeting, the persons named on the proxy card will exercise their voting power to vote for such substitute person or persons as the current Trustees of FRIC may recommend.

FRIC's Amended and Restated Master Trust Agreement requires that the Trustees be elected by a "plurality" vote. Therefore, the three nominees who receive the greatest number of affirmative votes cast by the Shareholders of FRIC who are present at the Special Meeting in person or by proxy will be declared elected, provided that there is a sufficient number of shares represented in person or by proxy to meet the quorum requirements set forth in FRIC's Amended and Restated Master Trust Agreement.

                THE TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES,
               RECOMMEND THAT THE SHAREHOLDERS OF EACH TARGET FUND
                VOTE FOR PROPOSAL 3. ANY UNMARKED PROXY CARDS THAT
                ARE RETURNED ON A TIMELY BASIS WILL BE SO VOTED.

                                 OTHER BUSINESS

The Trustees know of no other business to be presented at the Special Meeting other than Proposals 1 through 3, and do not intend to bring any other matters before the Special Meeting. However, if any additional matters should be properly presented, proxies will be voted in the discretion of the persons named as proxies.

            FURTHER INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

This Prospectus/Proxy Statement is provided on behalf of the Board in connection with the Special Meeting of FRIC to be held at the offices of FRIC at 909 A Street, Tacoma, Washington 98402, on October 3, 2003, at [_____] a.m., local time, and any or all adjournments thereof. This Prospectus/Proxy Statement is first being mailed to Shareholders on or about July __, 2003. You may revoke your proxy at any time before it is exercised by signing and forwarding to FRIC a later-dated proxy card, or by attending the Special Meeting and casting your votes in person.

FRIC requests that broker-dealer firms, custodians, nominees and fiduciaries forward proxy material to the beneficial owners of the shares held of record by such persons. FRIC may reimburse such broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. The cost of soliciting these proxies will be borne by the Target Funds, to the extent of their direct operational expenses, and by FRIMCo. FRIC has engaged [insert proxy solicitor] to solicit proxies from brokers, banks, other institutional holders and individual Shareholders for an approximate fee, including out-of-pocket expenses, of up to $[ ].

Record Date

Shareholders of record at the close of business on the Record Date, July 7, 2003, are entitled to be present and to vote at the Special Meeting or any adjournment of the Special Meeting. Each share of record is entitled to one vote on each matter presented at the Special Meeting, with proportionate votes for fractional shares.

As of the Record Date, there were the following number of shares of beneficial interest outstanding of each Target Fund:

         Name of Target Fund                Number of Shares Outstanding
         ---------------------------------------------------------------
         Equity Income Fund:
              Class C                             ---------------
              Class E                             ---------------
              Class S                             ---------------

         Equity III Fund:
              Class E                             ---------------
              Class I                             ---------------

Quorum

The Amended and Restated Master Trust Agreement provides that a quorum shall be present at a meeting when a majority of the shares entitled to vote is present at the meeting, but any lesser number shall be sufficient for adjournments. In the event that a quorum is not present at the Special Meeting or sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. A Shareholder vote may be taken on any other matter to properly come before the Special Meeting prior to such adjournment if sufficient votes to approve such matters have been received and such vote is otherwise appropriate. Any adjournment of the Special Meeting will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy and voting. The persons named as proxies on the proxy card will vote against any such adjournment those proxies required to be voted against such proposal. They will vote in favor of an adjournment all other proxies that they are entitled to vote.

The costs of any such additional solicitation and of any adjourned session will be borne by the Target Funds. Abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be counted as shares that are present for purposes of determining the presence of a quorum, but which have not been voted. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposal 3, and will have the effect of a "no" vote on all other Proposals. Accordingly, Shareholders are urged to forward their voting instructions promptly.

Beneficial Owners

As of December 31, 2002, the officers and Trustees, including the nominees, of FRIC as a group beneficially owned less than 1% of the shares of each class of each Target Fund outstanding on such date. As of June 30, 2003, to the best of FRIC's knowledge, no person owned beneficially more than 5% of any class of any Target Fund, except for the following:

[INSERT ANY 5% BENEFICIAL OWNERS]

Shareholder Proposals

FRIC is not required, and does not intend, to hold regular annual meetings of Shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of Shareholders should send their written proposals to FRIC's offices, 909 A Street, Tacoma, Washington 98402, Attn: Secretary, so they are received within a reasonable time before any such meeting. The Trustees know of no business, other than the matters mentioned in the Notice and described above, that is expected to come before the Special Meeting. Should any other matter requiring a vote of Shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named as proxies will vote on such matters according to their best judgment in the interests of FRIC.

Annual and Semi-Annual Reports

The Funds' most recent audited financial statements and Annual Report, for the fiscal year ended October 31, 2002, has been previously mailed to Shareholders, and is available free of charge. If you have not received an Annual Report for the Target Funds or Value Fund, or would like to receive additional copies, free of charge, please contact your financial intermediary or contact FRIC by mailing a request to Frank Russell Investment Company, 909 A Street, Tacoma, WA 98402, or by calling 1-800-787-7354.

                      INFORMATION ABOUT FRIC AND THE FUNDS

Information about FRIC and the Funds is incorporated herein by reference from the current Prospectus dated February 28, 2003, as supplemented through _______, 2003 and Annual Report dated October 31, 2002, each of which is attached to this Prospectus/Proxy Statement (as Exhibits B and C, respectively). Additional information about the Funds is included in FRIC's Statement of Additional Information, dated February 28, 2003 as supplemented through ______, 2003, and the Statement of Additional Information relating to this Prospectus/Proxy Statement, dated July 8, 2003, copies of which may be obtained without charge by writing or calling FRIC at the address and telephone number shown on the cover page of this Prospectus/Proxy Statement.

Reports and other information filed by the Funds may be inspected and copied at prescribed rates, at the Public Reference Facilities maintained by the SEC at 450 Fifth Street NW, Washington, DC 20549. Information may also be obtained from the Internet Web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

FRIC is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the Securities and Exchange Commission. These materials may be inspected and copied, at prescribed rates, at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street NW, Washington, DC 20549. Information may also be obtained from the Internet Web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

                              INDEPENDENT AUDITORS

Upon the recommendation of the Audit Committee, the Board selected the firm of PricewaterhouseCoopers LLP ("PwC") as independent auditors of FRIC for the fiscal year ending October 31, 2003.

Audit Fees. The aggregate fees billed by PwC for professional services rendered
----------
for the audit of FRIC's annual financial statements for the fiscal years ended December 31, 2001 and 2002 were $620,257 and $554,771, respectively.

Audit-Related Fees. PwC billed no aggregate fees for assurance and related
------------------
services rendered that are reasonably related to the audit of FRIC's annual financial statements but not reported under "Audit-Fees" above for the fiscal years ended December 31, 2001 and 2002.

Tax Fees. The aggregate fees billed by PwC for professional services rendered
--------
for tax compliance, tax advice and tax planning for the fiscal years ended December 31, 2001 and 2002 were $421,518 and $436,832, respectively.

All Other Fees. The aggregate fees billed by PwC for professional services
--------------
rendered for products and services other that those described above for the fiscal years ended December 31, 2001 and 2002 were $0 and $19,250, respectively.

The Audit Committee has considered whether the services described above are compatible with PwC's independence. The Audit Committee has also considered whether the provision of all other non-audit services rendered to FRIMCo, or an affiliate thereof that provides ongoing services to FRIC, is compatible with maintaining PwC's independence. The Audit Committee has adopted pre-approval policies and procedures pursuant to which the engagement of any accountant is approved. Such procedures provide that [to be completed when procedures are completed]. The Audit Committee is informed of each such engagement in a timely manner, and such procedures do not include delegation of the Audit Committee's responsibilities to management.

Pre-approval has not been waived in respect of services described under "Audit-Related Fees," "Tax Fees" or "All Other Fees" since the date on which the aforementioned pre-approval procedures were adopted by the Audit Committee.

The aggregate non-audit fees billed by PwC for services rendered to FRIC and to FRIMCo, or an affiliate thereof that provides ongoing services to FRIC, for the fiscal years ended December 31, 2001 and 2002 were $242,511 and $183,225, respectively.

Representatives of PwC are not expected to be present at the Special Meeting, but will be given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

                              EXHIBITS TO COMBINED
                           PROSPECTUS/PROXY STATEMENT

                                  EXHIBIT INDEX

A. Agreement and Plan of Reorganization by Frank Russell Investment Company ("FRIC"), for Equity Income Fund, Equity III Fund and Select Value Fund ("Value Fund").

B. Prospectus relating to Value Fund, Equity Income Fund and Equity III Fund dated February 28, 2003, as supplemented through __________, 2003.

C. Annual Report relating to Value Fund, Equity Income Fund and Equity III Fund, dated October 31, 2002.

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of _____________, 2003, by FRANK RUSSELL INVESTMENT COMPANY (the "Trust"), a Massachusetts business trust, on behalf of Select Value Fund (the "Acquiring Fund"), a separate series of the Trust, and the Trust on behalf of each of Equity Income Fund and Equity III Fund (each, a "Target Fund" and collectively, the "Target Funds" and together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), each a separate series of the Trust. The principal place of business of the Trust is 909 A Street, Tacoma, Washington 98402.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations (each a "Reorganization" and collectively, the "Reorganizations") will consist of the transfer of all or substantially all of the assets of each Target Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest ($0.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of each Target Fund and the distribution of the Acquiring Fund Shares to the shareholders of each Target Fund in complete liquidation of each Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Notwithstanding anything to the contrary in this Agreement, the rights and obligations of each Target Fund, and the Trust with respect to that Target Fund, and the Acquiring Fund, and the Trust with respect to that Acquiring Fund, are not contingent upon the satisfaction by any other Target Fund or the Acquiring Fund, as applicable, of its obligations under this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH TARGET FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL TARGET FUND LIABILITIES AND THE LIQUIDATION OF EACH TARGET FUND

     1.1. Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer to the Acquiring Fund all or substantially all of the Target Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to Equity Income Fund that number of full and fractional Class C, Class E and Class S Acquiring Fund Shares, and to deliver to Equity III Fund that number of full and fractional Class E and Class I Acquiring Fund Shares, determined by dividing the value of such Target Fund's assets net of any liabilities of the Target Fund, in the case of Equity Income Fund with respect to the Class C, Class E and Class S shares of Equity Income Fund, and in the case of Equity III Fund with respect to Class E and Class I shares of Equity III, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of each Target Fund. All Acquiring Fund Shares delivered to the Target Funds shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of each Target Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Target Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Target Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Target Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each Target Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. Each Target Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, each Target Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, each Target Fund will distribute to the Target Fund's shareholders of record (the "Target Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Target Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each Target Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of the Class C, Class E and Class S Acquiring Fund Shares to be so credited to the Class C, Class E and Class S shareholders of Equity Income Fund, and the aggregate net asset value of the Class E and Class I Acquiring Fund Shares to be so credited to the Class E and Class I shareholders of Equity III Fund, shall be equal to the aggregate net asset value of the applicable Target Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of each Target Fund will simultaneously be cancelled on the books of the Target Fund, although share certificates representing interests in shares of each Target Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of a Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the applicable Target Fund.

     1.8. All books and records of each Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Trust's Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to each Target Fund.

     2.2. The net asset value of a Class C, Class E, Class S and Class I Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

     2.3. The number of Class C, Class E, Class S and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to Class C, Class E, Class S or Class I shares, as applicable, of the applicable Target Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be October 27, 2003, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Trust, 909 A Street, Tacoma, Washington 98402, or at such other place and time as the parties may agree.

     3.2. Each Target Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for each Target Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Target Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for each Target Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by each Target Fund as of the Closing Date by each Target Fund for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Target Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by each Target Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Frank Russell Investment Management Company ("FRIMCo"), as transfer agent for each Target Fund, on behalf of each Target Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class C, Class E, Class S and Class I Target Fund shares, as applicable, owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to each Target Fund or provide evidence satisfactory to each Target Fund that such Acquiring Fund Shares have been credited to that Target Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or a Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class C, Class E, Class S or Class I shares of the Acquiring Fund or a Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of each Target Fund shall include all of such Target Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to such Target Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Trust, on behalf of each Target Fund, represents and warrants to the Acquiring Fund as follows:

          (a) The Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Target Fund, to carry out the Agreement. The Target Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Target Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Target Fund. The Target Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not have a material adverse effect on the Target Fund;

          (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

          (d) Other than with respect to contracts entered into in connection with the portfolio management of the Target Fund which shall terminate on or prior to the Closing Date, the Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result in (i) a violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, (ii) a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound, or (iii) the creation or imposition of any lien, charge or encumbrance on any property or assets of the Target Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Fund or any properties or assets held by it. The Target Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Target Fund at and for the fiscal year ended October 31, 2002, have been audited by PricewaterhouseCoopers LLP ("PwC"), independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since October 31, 2002, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Target Fund due to declines in market values of securities in the Target Fund's portfolio, the discharge of Target Fund liabilities, or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Target Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Target Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of FRIMCo, as provided in section 3.4. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund shares, nor is there outstanding any security convertible into any of the Target Fund shares;

          (k) At the Closing Date, the Target Fund will have good and marketable title to the Target Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust, (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Target Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Target Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Target Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the respective Target Fund as follows:

          (a) The Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Target Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result in (i) a violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, (ii) a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended October 31, 2002, have been audited by PwC, independent public accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Target Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Target Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring

     Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under
     Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Target Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND EACH TARGET FUND

     5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund's normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Fund covenants and agrees to coordinate the respective portfolios of the

Acquiring Fund and each Target Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to each Target Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to each Target Fund's books and records necessary to maintain current knowledge of the Target Fund and to ensure that the representations and warranties made by the Target Fund are accurate.

     5.3. Each Target Fund covenants to call a meeting of the Target Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than October 3, 2003.

     5.4. Each Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. Each Target Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund shares.

     5.6. Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Target Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. Each Target Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of aprospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. Each Target Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by each Target Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Target Fund title to and possession of all Acquiring Fund shares to be transferred to the Target Fund pursuant to this Agreement and
(ii) assume the liabilities from the Target Fund.

     5.11. As soon as reasonably practicable after the Closing, each Target Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. Each Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that each transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust nor the Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of a transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust and each Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, each Target Fund will declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND

     With respect to each Reorganization, the obligations of a Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than a Target Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to each Target Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Target Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

     6.3. Each Target Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to the Target Fund, and dated as of the Closing Date, to the effect that:

          (a) the Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts;

          (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Trust's registration statement under the 1940 Act;

          (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (d) the execution and delivery of the Agreement did not, and the exchange of the Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and

          (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made. In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof,
     (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization. The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Target Funds, respectively.

     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     With respect to each Reorganization, the obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Trust, on behalf of each Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against a Target Fund or its investmentadviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to any Target Fund which a Target Fund reasonably believes might result in such litigation.

     7.2. Each Target Fund shall have delivered to the Acquiring Fund a statement of the Target Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Target Fund.

     7.3. Each Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to the Target Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

          (a) the Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts;

          (b) the Target Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Trust's registration statement under the 1940 Act;

          (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Target Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (d) the execution and delivery of the Agreement did not, and the exchange of the Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and

          (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Target Fund under the federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made. In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization. The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Target Funds, respectively.

     7.5. Each Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Target Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND EACH TARGET FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to each Target Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein, with respect to each Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Funds may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or a Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or a Target Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. With respect to each Reorganization, the parties shall have received an opinion of Dechert LLP addressed to each of the Acquiring Fund and the Target Fund, in a form reasonably satisfactory to each such party, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution of such shares to the Target Fund Shareholders in exchange for their shares of the Target Fund in complete liquidation of the Target Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Target Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target

Fund; (iii) the basis of the assets of the Target Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Target Fund immediately prior to the transfer; (iv) the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Target Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (vi) no gain or loss will be recognized by Target Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Target Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Target Fund Shareholders will be the same as the basis of the shares of the Target Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Target Fund Shareholders will include the holding period during which the shares of the Target Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Target Fund were held as capital assets in the hands of Target Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Funds may waive the condition set forth in this section 8.5. No opinion will be expressed by Dechert LLP, however, as to whether any gain or loss will be recognized (i) by a Target Fund in connection with the transfer from the Target Fund to the Acquiring Fund of any section 1256 contracts (as defined in Section 1256 of the Code) or (ii) by a Target Fund or the Acquiring Fund in connection with any dispositions of assets by such Fund prior to or following its respective Reorganization.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless each Target Fund and each of such Target Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Target Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. Each Target Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Funds, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. Each Fund will bear its own direct operational expenses with respect to the Reorganizations. Target Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. Each Fund agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and the Target Funds in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by any party as it relates to the transaction applicable to such party (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before January 27, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Target Funds and any authorized officer of the Acquiring Fund; provided, however, that following each meeting of the Target Fund Shareholders called by the Target Funds pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable Target Fund, 909 A Street, Tacoma, Washington 98402, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention: John
V. O'Hanlon, Esq., or to the Acquiring Fund, 909 A Street, Tacoma, Washington 98402, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention: John V. O'Hanlon, Esq., or to any other address that the Target Funds or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and each Target Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                  FRANK RUSSELL INVESTMENT
                                         COMPANY, on behalf of Select Value Fund

                                         By:
                                              ----------------------------------

                                         Its:
------------------------------------          ----------------------------------
Secretary





Attest:                                  FRANK RUSSELL INVESTMENT
                                         COMPANY, on behalf of Equity Income
                                         Fund and Equity III Fund

                                         By:
                                              ----------------------------------

                                         Its:
------------------------------------          ----------------------------------
Secretary

                                    [GRAPHIC]


                                                                      EXHIBIT B

                                               FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company

PROSPECTUS

SELECT VALUE FUND: CLASSES C, E, I AND S

EQUITY INCOME FUND: CLASSES C, E, AND S

EQUITY III FUND: CLASSES E AND I

FEBRUARY 28, 2003
as supplemented through May 21, 2003.


909 A STREET, TACOMA, WA 98402 . 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]
                       FRANK RUSSELL INVESTMENT COMPANY

                               Table of Contents

    Risk/Return Summary.................................................  1
      Investment Objective, Principal Investment Strategies and
       Principal Risks..................................................  1
      Performance.......................................................  3
      Fees and Expenses.................................................  7
    Summary Comparison of the Funds.....................................  9
    The Purpose of the Funds -- Multi-Style, Multi-Manager
     Diversification....................................................  9
    Investment Objective and Principal Investment Strategies............ 11
    Risks............................................................... 15
    Management of the Funds............................................. 16
    The Money Managers.................................................. 17
    Portfolio Turnover.................................................. 17
    Dividends and Distributions......................................... 17
    Taxes............................................................... 18
    How Net Asset Value is Determined................................... 19
    Distribution and Shareholder Servicing Arrangements................. 19
    How to Purchase Shares.............................................. 20
    Exchange Privilege.................................................. 21
    How to Redeem Shares................................................ 22
    Payment of Redemption Proceeds...................................... 22
    Other Things to Know About Share Transactions....................... 23
    Financial Highlights................................................ 24
    Money Manager Information........................................... 33

                              RISK/RETURN SUMMARY

   Investment Objective, Principal Investment Strategies and Principal Risks

SELECT VALUE FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Value Fund invests primarily in large and
   Investment          medium capitalization value stocks with some exposure to
   Strategies          small capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies.
                       The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Select Value Fund, like any
                       investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY INCOME FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity Income Fund invests primarily in common
   Investment          stocks of medium and large capitalization companies,
   Strategies          most of which are US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity Income Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity III Fund invests primarily in common stocks
   Investment          of medium and large capitalization companies, most of
   Strategies          which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity III Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

   An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  Performance

   The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Select Value Fund's and the Equity Income Fund's Class S Shares and the Equity III Funds Class I Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund's operations). The return (both before and after tax) for the other classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those classes. The highest and lowest quarterly returns during the period shown in the bar charts for the Select Value Fund's and the Equity Income Fund's Class S Shares and the Equity III Funds Class I Shares are set forth below the bar charts. For periods prior to April 1, 1995, performance results for the Equity III Fund do not reflect deduction of investment management fees.

   The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

   The returns shown for the Class E Shares first issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund (other than the Select Value Fund) first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. The Equity Income Fund and the Equity III Fund commenced operations of their Class E Shares on November 4, 1996 and the Select Value Fund commenced operations on January 31, 2001.

   Past performance, both before-tax and after-tax, is no indication of future results.

                               Select Value Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

                                  2002 -18.81%


                        Best Quarter:  8.96% (4Q/01)
                        Worst Quarter: (17.49%) (3Q/02)


Average annual total returns                                    Since
for the periods ended December 31, 2002               1 Year  Inception*
---------------------------------------              -------- ----------

Return Before Taxes, Class C........................ (19.69)%  (14.49)%

Return Before Taxes, Class E........................ (18.86)%  (13.75)%

Return Before Taxes, Class I........................ (18.73)%  (13.43)%

Return Before Taxes, Class S........................ (18.81)%  (13.53)%

Return After Taxes on Distributions, Class S........ (19.13)%  (13.90)%

Return After Taxes on Distributions and Sale of
  Funds Shares, Class S............................. (11.54)%  (10.83)%

Russell 1000(R) Value Index......................... (15.52)%  (11.31)%

*  The Select Value Fund commenced operations on January 31, 2001.

                              Equity Income Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

                            1993               13.23%
                            1994                0.69%
                            1995               34.76%
                            1996               21.45%
                            1997               33.59%
                            1998               12.99%
                            1999                0.25%
                            2000                0.15%
                            2001               -7.73%
                            2002              -20.29%

                        Best Quarter:  15.67% (4Q/98)
                        Worst Quarter: (19.97%) (3Q/02)


Average annual total returns
for the periods ended December 31, 2002               1 Year  5 Years 10 Years
---------------------------------------              -------- ------- --------

Return Before Taxes, Class C........................ (21.01)% (4.37)%   7.05%

Return Before Taxes, Class E........................ (20.46)% (3.83)%   7.35%

Return Before Taxes, Class S........................ (20.29)% (3.55)%   7.59%

Return After Taxes on Distributions, Class S........ (20.50)% (4.88)%   4.26%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class S.............................. (12.45)% (2.95)%   5.04%

Russell 1000(R) Value Index......................... (15.52)%   1.16%  10.81%

                                Equity III Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                            1993               14.95%
                            1994                1.16%
                            1995               35.96%
                            1996               20.90%
                            1997               33.13%
                            1998               11.53%
                            1999                0.25%
                            2000                1.15%
                            2001               -7.51%
                            2002              -19.92%



                        Best Quarter:  15.78% (4Q/98)
                        Worst Quarter: (19.78%) (3Q/02)


Average annual total returns
for the periods ended December 31, 2002               1 Year  5 Years 10 Years
---------------------------------------              -------- ------- --------

Return Before Taxes, Class E........................ (20.12)% (3.65)%   7.76%

Return Before Taxes, Class I........................ (19.92)% (3.48)%   7.86%

Return After Taxes on Distributions, Class I........ (20.33)% (4.88)%   4.28%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I.............................. (12.22)% (2.88)%   5.18%

Russell 1000(R) Value Index......................... (15.52)%   1.16%  10.81%

                               Fees and Expenses

   The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

   If you purchase Class I Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                               Shareholder Fees
                   (fees paid directly from your investment)

                                     Maximum Sales
                       Maximum Sales Charge (Load)
                       Charge (Load)  Imposed on      Maximum
                        Imposed on    Reinvested   Deferred Sales Redemption Exchange
                         Purchases     Dividends   Charge (Load)     Fees      Fees
                       ------------- ------------- -------------- ---------- --------
All Funds, All Classes     None          None           None         None      None

                       Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                               (% of net assets)

                                                           Other
                                                          Expenses
                                                         (including     Total
                                                       Administrative   Gross
                                                          Fees and     Annual                   Total Net
                                          Distribution  Shareholder     Fund    Fee Waivers and   Fund
                                 Advisory   (12b-1)      Servicing    Operating     Expense     Operating
                                   Fee      Fees###        Fees)      Expenses  Reimbursements# Expenses
                                 -------- ------------ -------------- --------- --------------- ---------
Class C Shares*
  Select Value**, #.............  0.70%      0.75%         1.03%        2.48%       (0.29)%       2.19%
  Equity Income**...............  0.75%      0.75%         1.43%        2.93%         0.00%       2.93%
Class E Shares*
  Select Value**, #.............  0.70%      0.00%         0.85%        1.55%       (0.29)%       1.26%
  Equity Income**...............  0.75%      0.00%         1.43%        2.18%         0.00%       2.18%
  Equity III**..................  0.55%      0.00%         1.30%        1.85%         0.00%       1.85%
Class I Shares
  Select Value**, #.............  0.70%      0.00%         0.58%        1.28%       (0.33)%       0.95%
  Equity III**..................  0.55%      0.00%         1.05%        1.60%         0.00%       1.60%
Class S Shares
  Select Value**, #.............  0.70%      0.00%         0.64%        1.34%       (0.29)%       1.05%
  Equity Income**...............  0.75%      0.00%         1.18%        1.93%         0.00%       1.93%

* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2003.

# For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

### Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

   In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).

Example

   This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 29, 2004. The calculation of costs for the one year period does take into account such waivers.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
    Class C Shares
      Select Value Fund.....................  $222   $745   $1,294   $2,793
      Equity Income Fund....................   296    907    1,543    3,252
    Class E Shares
      Select Value Fund.....................   128    461      817    1,820
      Equity Income Fund....................   221    682    1,169    2,513
      Equity III............................   188    582    1,001    2,169
    Class I Shares
      Select Value Fund.....................    97    374      671    1,517
      Equity III Fund.......................   163    505      871    1,900
    Class S Shares
      Select Value Fund.....................   107    396      706    1,587
      Equity Income Fund....................   196    606    1,042    2,254

                        SUMMARY COMPARISON OF THE FUNDS

        Fund                                   Focus
 ------------------ -----------------------------------------------------------
 Select Value Fund. Maximum total return primarily through capital appreciation
 Equity Income Fund Capital appreciation
 Equity III Fund... Capital appreciation

                           THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

   The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

   Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

   Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

   When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

   The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

   Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

   Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

   The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

   By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

   Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                      INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

SELECT VALUE FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Value Fund invests primarily in large and
   Investment          medium capitalization value stocks with some exposure to
   Strategies          small capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2002, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $309 billion to $1.3 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies.
                       The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY INCOME FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity Income Fund invests primarily in common
   Investment          stocks of medium and large capitalization companies,
   Strategies          most of which are US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2002, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $309 billion to $1.3 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market.

                         . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND

   Investment          To provide capital appreciation.
    Objective

   Principal           The Equity III Fund invests primarily in common stocks
    Investment         of medium and large capitalization companies, most of
    Strategies         which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                       1000 companies in the US. On May 31, 2002, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $309 billion to $1.3 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market.

                         . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

   An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

     Risk Associated With                            Description                      Relevant Fund
-------------------------------  ---------------------------------------------------- -------------

Multi-Manager Approach           The investment styles employed by a Fund's           Equity Income
                                 money managers may not be complementary.             Select Value
                                 The interplay of the various strategies employed     Equity III
                                 by a Fund's multiple money managers may
                                 result in a Fund holding a concentration of
                                 certain types of securities. This concentration
                                 may be beneficial or detrimental to a Fund's
                                 performance depending upon the performance
                                 of those securities and the overall economic
                                 environment. The multi-manager approach
                                 could result in a high level of portfolio turnover,
                                 resulting in higher Fund brokerage expenses and
                                 increased tax liability from a Fund's realization
                                 of capital gains.

Equity Securities                The value of equity securities will rise and fall    Equity Income
                                 in response to the activities of the company that    Select Value
                                 issued the stock, general market conditions and/     Equity III
                                 or economic conditions.

..    Value Stocks                Investments in value stocks are subject to risks     Equity Income
                                 that (i) their intrinsic values may never be         Select Value
                                 realized by the market or (ii) such stock may        Equity III
                                 turn out not to have been undervalued.

..    Securities of Small         Investments in smaller companies may involve         Select Value
     Capitalization Companies    greater risks because these companies generally
                                 have a limited track record. Smaller companies
                                 often have narrower markets and more limited
                                 managerial and financial resources than larger,
                                 more established companies. As a result, their
                                 performance can be more volatile, which may
                                 increase the volatility of a Fund's portfolio.

Exposing Liquidity Reserves to   By exposing its liquidity reserves to an equity      Equity Income
Equity Markets                   market, principally by use of equity index           Select Value
                                 futures but also by use of exchange traded and       Equity III
                                 over-the-counter options and equity index
                                 swaps, a Fund's performance tends to correlate
                                 more closely to the performance of that market
                                 as a whole. However, the market performance of
                                 these instruments may not correlate precisely to
                                 the performance of a stock market. This
                                 approach increases a Fund's performance if the
                                 particular equity market rises and reduces a
                                 Fund's performance if the particular equity
                                 market declines.

Securities Lending               If a borrower of a Fund's securities fails           All Funds
                                 financially, the Fund's recovery of the loaned
                                 securities may be delayed or the Fund may lose
                                 its rights to the collateral which could result in a
                                 loss to a Fund.

                            MANAGEMENT OF THE FUNDS

   The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $14.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.

   FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

   FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

  . Ernest Ankrim, Ph.D., Chief Investment Strategies since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

  . Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

  . Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

   The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

   In the last fiscal year, the aggregate annual rate of advisory and administrative fees, paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Select Value Fund, 0.35%; Equity Income Fund, 0.79%; and Equity III Fund, 0.55%. Of these aggregate amounts 0.05% is attributable to administrative services.

                              THE MONEY MANAGERS

   Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

   Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                              PORTFOLIO TURNOVER

   The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

   Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                            Payable                     Funds
--------                   -------------------------  --------------------------
Quarterly................. Mid: April, July, October  Equity Income, Select
                           and                        Value and Equity III Funds
                           December

Capital Gains Distributions

   The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

   If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

   Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

   In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

   When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

   The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

   Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

   When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

   If you are a corporate investor, a portion of the dividends from net investment income paid by Equity Income Fund, Select Value Fund or Equity III Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

   By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

   The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

   Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

   The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

   Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to a significant increase or decrease in US market indices, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

   Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                         DISTRIBUTION AND SHAREHOLDER
                            SERVICING ARRANGEMENTS

   The Funds offer multiple Classes of Shares in this Prospectus: The Select Value Fund offers Classes C, E, I and S Shares. The Equity Income Fund offers Class C, E and S Shares. The Equity III Fund offers Class E and I Shares.

   Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

   Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

   Class I and Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.

                            HOW TO PURCHASE SHARES

   Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

   For Class C Shares, there is a $1,000 required minimum initial investment for each account in each Fund. For Class E Shares of the Select Value and Equity Income Funds, there is a $2,500 required minimum initial investment for each account in each Fund. For Class E and I Shares of the Equity III Fund, there is a $250,000 required minimum initial investment for each account. For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

   Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

   If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

   Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

   Each Fund reserves the right to reject any purchase order for any reason.

   You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

   All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

   Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times

   Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

   Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

   If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                              EXCHANGE PRIVILEGE

How to Exchange Shares

   Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

   Exchanges may be made if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

   An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

In-Kind Exchange of Securities

   FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

   Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

   The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

Systematic Exchange Program

   If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

   A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

                             HOW TO REDEEM SHARES

   Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

   Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

   If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

   You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                        PAYMENT OF REDEMPTION PROCEEDS

   Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

   The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

  .  The Fund name and account number

  .  Details related to the transaction including type and amount

  .  Signatures of all owners exactly as registered on the account

  .  Any supporting legal documentation that may be required

Responsibility for Fraud

   Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

   Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

   A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

   Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

   Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                             FINANCIAL HIGHLIGHTS

   The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

   The information in the following tables represents the Financial Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.

Select Value Fund--Class C Shares

                                                                   Fiscal
                                                                 Year Ended
                                                                 October 31,
                                                              ----------------
                                                                2002    2001*
                                                              -------  -------
 Net Asset Value, Beginning of Period........................ $  8.51  $ 10.00
                                                              -------  -------
 Income From Operations
   Net investment income (loss)(a)**.........................    (.02)      --
   Net realized and unrealized gain (loss)...................   (1.07)   (1.48)
                                                              -------  -------
    Total income from operations.............................   (1.09)   (1.48)
                                                              -------  -------
 Distributions
   From net investment income................................    (.01)    (.01)
                                                              -------  -------
 Net Asset Value, End of Period.............................. $  7.41  $  8.51
                                                              =======  =======
 Total Return (%)(b).........................................  (12.82)  (14.76)

 Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..................   2,061    1,844
   Ratios to average net assets (%)(c):
    Operating expenses, net..................................    2.00     2.00
    Operating expenses, gross................................    2.40     2.64
    Net investment income (loss).............................    (.27)     .00

   Portfolio turnover rate (%)...............................   92.95    71.75

  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
  ** Less than $.01 per share for the period ended October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class E Shares

                                                                         Fiscal
                                                                       Year Ended
                                                                       October 31,
                                                                       -----------
                                                                          2002      2001*
                                                                       ----------- -------
Net Asset Value, Beginning of Period..................................   $  8.53   $ 10.00
                                                                         -------   -------
Income From Operations
  Net investment income(a)............................................       .06       .05
  Net realized and unrealized gain (loss).............................     (1.07)    (1.48)
                                                                         -------   -------
   Total income from operations.......................................     (1.01)    (1.43)
                                                                         -------   -------
Distributions
  From net investment income..........................................      (.06)     (.04)
                                                                         -------   -------
Net Asset Value, End of Period........................................   $  7.46   $  8.53
                                                                         =======   =======
Total Return (%)(b)...................................................    (11.86)   (14.33)

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)............................     3,314     3,155
  Ratios to average net assets (%)(c):
   Operating expenses, net............................................      1.04      1.25
   Operating expenses, gross..........................................      1.43      1.85
   Net investment income..............................................       .70       .76

  Portfolio turnover rate (%).........................................     92.95     71.75

  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class I Shares

                                                       Fiscal
                                                     Year Ended
                                                     October 31,
                                                     -----------
                                                        2002      2001*
                                                     ----------- -------
       Net Asset Value, Beginning of Period.........   $  8.54   $ 10.00
                                                       -------   -------
       Income From Operations
         Net investment income(a)...................       .08       .09
         Net realized and unrealized gain (loss)....     (1.07)    (1.48)
                                                       -------   -------
          Total income from operations..............      (.99)    (1.39)
                                                       -------   -------
       Distributions
         From net investment income.................      (.09)     (.07)
                                                       -------   -------
       Net Asset Value, End of Period...............   $  7.46   $  8.54
                                                       =======   =======
       Total Return (%)(b)..........................    (11.72)   (13.92)

       Ratios/Supplemental Data:
         Net Assets, end of period (in thousands)...    35,169    28,983
         Ratios to average net assets (%)(c):
          Operating expenses, net...................       .79       .79
          Operating expenses, gross.................      1.22      1.48
          Net investment income.....................       .95      1.25

         Portfolio turnover rate (%)................     92.95     71.75

  * For the period January 31, 2001 (commencement of operation) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class S Shares

                                                                         Fiscal
                                                                       Year Ended
                                                                       October 31,
                                                                       -----------
                                                                          2002      2001*
                                                                       ----------- -------
Net Asset Value, Beginning of Period..................................   $  8.53   $ 10.00
                                                                         -------   -------
Income From Operations
  Net investment income(a)............................................       .07       .08
  Net realized and unrealized gain (loss).............................     (1.07)    (1.48)
                                                                         -------   -------
   Total income from operations.......................................     (1.00)    (1.40)
                                                                         -------   -------
Distributions
  From net investment income..........................................      (.08)     (.07)
                                                                         -------   -------
Net Asset Value, End of Period........................................   $  7.45   $  8.53
                                                                         =======   =======
Total Return (%)(b)...................................................    (11.78)   (14.04)

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)............................    31,806    31,288
  Ratios to average net assets (%)(c):
   Operating expenses, net............................................       .87       .86
   Operating expenses, gross..........................................      1.27      1.50
   Net investment income..............................................       .86      1.18

  Portfolio turnover rate (%).........................................     92.95     71.75

  * For the period January 31, 2001 (commencement of operation) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class C Shares

                                                   Fiscal
                                                 Year Ended
                                                 October 31,
                                              ----------------
                                                2002     2001    2000*   1999**
                                              -------  -------  ------  -------
Net Asset Value, Beginning of Period......... $ 31.27  $ 36.72  $37.02  $ 40.38
                                              -------  -------  ------  -------
Income From Operations
  Net investment income (loss)(a)............    (.12)    (.15)   (.06)     .04
  Net realized and unrealized gain (loss)....   (5.29)   (5.30)   (.03)     .66
                                              -------  -------  ------  -------
   Total income from operations..............   (5.41)   (5.45)   (.09)     .70
                                              -------  -------  ------  -------
Distributions
  From net investment income.................    (.02)      --      --     (.17)
  From net realized gain.....................      --       --    (.19)   (3.89)
  Tax return of capital......................    (.01)      --    (.02)      --
                                              -------  -------  ------  -------
   Total distributions.......................    (.03)      --    (.21)   (4.06)
                                              -------  -------  ------  -------
Net Asset Value, End of Period............... $ 25.83  $ 31.27  $36.72  $ 37.02
                                              =======  =======  ======  =======
Total Return (%)(b)..........................  (17.31)  (14.84)   (.17)    2.03

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...   2,701    1,070   1,035      995
  Ratios to average net assets (%)(c):
   Operating expenses........................    2.47     2.36    2.31     2.10
   Net investment income (loss)..............    (.40)    (.44)   (.22)     .10

  Portfolio turnover rate (%)................  112.82   119.47   99.20   137.94

  *  For the ten months ended October 31, 2000.
  ** For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class E Shares

                                                   Fiscal
                                                 Year Ended
                                                 October 31,             Year Ended December 31,
                                              ----------------          -------------------------
                                                2002     2001    2000*    1999     1998     1997
                                              -------  -------  ------  -------  -------  -------
Net Asset Value, Beginning of Period......... $ 31.55  $ 36.89  $37.20  $ 41.45  $ 41.43  $ 40.22
                                              -------  -------  ------  -------  -------  -------
Income From Operations
  Net investment income(a)...................     .09      .11     .15      .33      .37      .32
  Net realized and unrealized gain (loss)....   (5.35)   (5.35)   (.02)    (.44)    4.49    12.20
                                              -------  -------  ------  -------  -------  -------
   Total income from operations..............   (5.26)   (5.24)    .13     (.11)    4.86    12.52
                                              -------  -------  ------  -------  -------  -------
Distributions
  From net investment income.................    (.12)    (.10)   (.23)    (.25)    (.51)    (.07)
  From net realized gain.....................      --       --    (.19)   (3.89)   (4.33)  (11.24)
  Tax return of capital......................    (.06)      --    (.02)      --       --       --
                                              -------  -------  ------  -------  -------  -------
   Total distributions.......................    (.18)    (.10)   (.44)   (4.14)   (4.84)  (11.31)
                                              -------  -------  ------  -------  -------  -------
Net Asset Value, End of Period............... $ 26.11  $ 31.55  $36.89  $ 37.20  $ 41.45  $ 41.43
                                              =======  =======  ======  =======  =======  =======
Total Return (%)(b)..........................  (16.74)  (14.22)    .46      .04    12.41    32.68

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...   1,117      943   1,095    1,061      745      338
  Ratios to average net assets (%)(c):
   Operating expenses........................    1.73     1.61    1.56     1.35     1.42     1.74
   Net investment income.....................     .29      .30     .53      .80      .90      .77

  Portfolio turnover rate (%)................  112.82   119.47   99.20   137.94   149.63   139.33

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class S Shares

                                                    Fiscal
                                                  Year Ended
                                                 October 31,                  Year Ended December 31,
                                              -----------------            ----------------------------
                                                2002     2001      2000*     1999      1998      1997
                                              -------  --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period......... $ 31.38  $  36.68  $  36.92  $  41.26  $  41.08  $  40.22
                                              -------  --------  --------  --------  --------  --------
Income From Operations
  Net investment income(a)...................     .16       .20       .23       .41       .55       .69
  Net realized and unrealized gain (loss)....   (5.33)    (5.31)     (.03)     (.44)     4.49     12.11
                                              -------  --------  --------  --------  --------  --------
   Total income from operations..............   (5.17)    (5.11)      .20      (.03)     5.04     12.80
                                              -------  --------  --------  --------  --------  --------
Distributions
  From net investment income.................    (.16)     (.19)     (.23)     (.42)     (.53)     (.70)
  From net realized gain.....................      --        --      (.19)    (3.89)    (4.33)   (11.24)
  Tax return of capital......................    (.09)       --      (.02)       --        --        --
                                              -------  --------  --------  --------  --------  --------
   Total distributions.......................    (.25)     (.19)     (.44)    (4.31)    (4.86)   (11.94)
                                              -------  --------  --------  --------  --------  --------
Net Asset Value, End of Period............... $ 25.96  $  31.38  $  36.68  $  36.92  $  41.26  $  41.08
                                              =======  ========  ========  ========  ========  ========
Total Return (%)(b)..........................  (16.55)   (13.97)      .66       .25     12.99     33.59

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...  77,386   107,381   150,057   186,983   250,491   226,952
  Ratios to average net assets (%)(c):
   Operating expenses........................    1.48      1.37      1.31      1.11      1.01      1.04
   Net investment income.....................     .52       .57       .79      1.03      1.30      1.51

  Portfolio turnover rate (%)................  112.82    119.47     99.20    137.94    149.63    139.33

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                           ----------------
                                             2002     2001    2000*    1999**
                                           -------  -------  -------  -------
 Net Asset Value, Beginning of Period..... $ 22.38  $ 26.32  $ 26.18  $ 30.27
                                           -------  -------  -------  -------
 Income From Operations
  Net investment income(a)................     .13      .21      .20      .21
  Net realized and unrealized gain (loss).   (3.71)   (3.96)     .15    (2.12)
                                           -------  -------  -------  -------
    Total income from operations..........   (3.58)   (3.75)     .35    (1.91)
                                           -------  -------  -------  -------
 Distributions
  From net investment income..............    (.19)    (.19)    (.21)    (.25)
  From net realized gain..................      --       --       --    (1.93)
                                           -------  -------  -------  -------
    Total distributions...................    (.19)    (.19)    (.21)   (2.18)
                                           -------  -------  -------  -------
 Net Asset Value, End of Period........... $ 18.61  $ 22.38  $ 26.32  $ 26.18
                                           =======  =======  =======  =======
 Total Return (%)(b)......................  (16.11)  (14.30)    1.40    (6.13)

 Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)   1,860    3,971    6,327    7,927
  Ratios to average net assets (%)(c):
    Operating expenses....................    1.37     1.18     1.17     1.03
    Net investment income.................     .60      .83      .97     1.25

  Portfolio turnover rate (%).............  109.87   118.26   108.39   146.28

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class I Shares

                                                   Fiscal
                                                 Year Ended
                                                 October 31,                 Year Ended December 31,
                                              ----------------            ----------------------------
                                                2002     2001     2000*     1999      1998      1997
                                              -------  -------  --------  --------  --------  --------
Net Asset Value, Beginning of Period......... $ 22.38  $ 26.33  $  26.18  $  29.12  $  29.80  $  29.68
                                              -------  -------  --------  --------  --------  --------
Income From Operations
  Net investment income(a)...................     .19      .27       .25       .40       .47       .60
  Net realized and unrealized gain (loss)....   (3.72)   (3.96)      .15      (.41)     2.75      8.69
                                              -------  -------  --------  --------  --------  --------
   Total income from operations..............   (3.53)   (3.69)      .40      (.01)     3.22      9.29
                                              -------  -------  --------  --------  --------  --------
Distributions
  From net investment income.................    (.25)    (.26)     (.25)     (.40)     (.47)     (.61)
  From net realized gain.....................      --       --        --     (2.53)    (3.43)    (8.56)
                                              -------  -------  --------  --------  --------  --------
   Total distributions.......................    (.25)    (.26)     (.25)    (2.93)    (3.90)    (9.17)
                                              -------  -------  --------  --------  --------  --------
Net Asset Value, End of Period............... $ 18.60  $ 22.38  $  26.33  $  26.18  $  29.12  $  29.80
                                              =======  =======  ========  ========  ========  ========
Total Return (%)(b)..........................  (15.90)  (14.09)     1.59       .25     11.53     33.13

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...  47,683   75,578   129,405   168,361   210,491   242,112
  Ratios to average net assets (%)(c):
   Operating expenses........................    1.12      .93       .92       .79       .74       .78
   Net investment income.....................     .87     1.08      1.22      1.39      1.54      1.77

  Portfolio turnover rate (%)................  109.87   118.26    108.39    146.28    135.53    128.86

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

   The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                               Select Value Fund

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

   MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
      MA 02116-3741.

   Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard,
      Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.

                              Equity Income Fund

   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

   Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
      Wilmington, DE 19801.

   DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
      FL 32801.

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

                                Equity III Fund

   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

   Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
      Wilmington, DE 19801.

   DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
      FL 32801.

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

   When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
    Frank Russell Investment Company
    909 A Street
    Tacoma, WA 98402
    Telephone: 1-800-787-7354
    Fax: 253-591-3495
    www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
  Select Value Fund
  Equity Income Fund
  Equity III Fund


                                   Distributor: Russell Fund Distributors, Inc.
                       Frank Russell Investment Company's SEC File No. 811-3153
                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                                                       EXHIBIT C

                                                FRANK RUSSELL INVESTMENT COMPANY







2002 Annual Report

EQUITY INCOME FUND--CLASS C, E AND S SHARES

EQUITY III FUND--CLASS E AND I SHARES

SELECT VALUE FUND--CLASS C, E, I AND S SHARES








OCTOBER 31, 2002
                                                         [LOGO OF RUSSELL FUNDS]

                        Frank Russell Investment Company

  Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.


                   Frank Russell Investment Management Company

       Responsible for overall management and administration of the Funds.


                              Frank Russell Company

                           Consultant to Frank Russell
                         Investment Management Company.

                        Frank Russell Investment Company

                                  Annual Report

                                October 31, 2002

                                Table of Contents                         Page

   Letter to Our Clients ................................................   3
   Equity Income Fund ...................................................   6
   Equity III Fund ......................................................  14
   Select Value Fund ....................................................  22
   Statement of Assets and Liabilities ..................................  27
   Statement of Operations ..............................................  28
   Statement of Changes in Net Assets ...................................  29
   Financial Highlights .................................................  30
   Notes to Statement of Net Assets .....................................  32
   Notes to Financial Statements ........................................  33
   Report of Independent Accountants ....................................  43
   Disclosure of Information about Fund Directors .......................  44
   Matter Submitted to a Vote of Shareholders ...........................  47
   Manager, Money Managers and Service Providers ........................  50

Frank Russell Investment Company
Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non- US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

As we present Frank Russell Investment Company's 2002 Annual Report, we would like to thank you for choosing to put your confidence in Russell's MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles. For example, certain segments of the equity market were strong performers, such as value relative to growth and international relative to domestic. As Russell investors, your broad asset allocation was supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As global leaders in multi-manager investing, we continue to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2003 and will continue to earn your support.

Warm Regards,

[GRAPHIC]
Len Brennan
President and Chief Executive Officer

Equity Income Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of four managers with four separate approaches to value-oriented investment.

                                   [GRAPHIC]

     Dates               Equity Income - Class S       Russell 1000(R) Value**
     Inception*                  $10,000                       $10,000
     1993                        $11,910                       $12,516
     1994                        $12,418                       $12,612
     1995                        $15,204                       $15,725
     1996                        $18,531                       $19,457
     1997                        $24,840                       $25,915
     1998                        $27,766                       $29,756
     1999                        $29,998                       $34,674
     2000                        $30,017                       $36,587
     2001                        $25,824                       $32,247
     2002                        $21,550                       $29,015

    Equity Income Fund - Class S                   Equity Income Fund - Class C ++

    Periods Ended     Growth of     Total          Periods Ended     Growth of     Total
    10/31/02          $10,000       Return         10/31/02          $10,000       Return
    1 Year            $  8,345      (16.55)%       1 Year            $  8,269      (17.31)%
    5 Years           $  8,675       (2.80)%ss.    5 Years           $  8,315       (3.62)%ss.
    10 Years          $ 21,550         7.98%ss.    10 Years          $ 20,510         7.44%ss.


    Equity Income Fund - Class E +                 Russell 1000(R) Value Index

    Periods Ended     Growth of     Total          Periods Ended     Growth of     Total
    10/31/02          $10,000       Return         10/31/02          $10,000       Return

    1 Year            $  8,327      (16.74)%       1 Year            $  8,998      (10.02)%
    5 Years           $  8,542       (3.10)%ss.    5 Years           $ 11,197         2.29%ss.
    10 Years          $ 21,071         7.73%ss.    10 Years          $ 29,015        11.24%ss.

Performance Review

For the year ended October 31, 2002, the Equity Income Fund Class S, Class E and Class C shares lost 16.55%, 16.74% and 17.31%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which lost 10.02%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first calendar quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and

6 Equity Income Fund

Equity Income Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

The Fund's emphasis on earnings variability, underweighting of defensive stocks, a fully invested position, and avoidance of an overweight position in midcap value stocks dampened returns during this period. Both sector allocation and stock selection were below-average, with stock selection the primary detractor of Fund performance. The Fund's managers underperformed in ten out of twelve sectors during the period.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months, growth stocks staged a return. Barclays Global Investors de-emphasized earnings revisions in their stock selection model, and as a result, performed well in a market that rewarded valuation and earnings quality. However, they were the only positive influence on Fund performance relative to the benchmark. Iridian had disappointing below-average stock selection as it overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears, etc.) whose management and accounting practices were questioned. Iridian lagged the benchmark by over 9% during the fiscal period. Westpeak also underperformed relative to the benchmark by over 5% due to unrewarded stock selection, and was terminated when the chief investment strategist announced an immediate retirement. Brandywine and DePrince replaced Westpeak in June and started slowly in a difficult current market environment, underperforming the benchmark by 5% and 3%, respectively, during this period.

   Top Ten Equity Holdings
   (as a percent of Total                        October 31, 2002
   Investments)

   Citigroup, Inc.                                            3.2%
   Bank of America Corp.                                      2.3
   Exxon Mobil Corp.                                          2.0
   SBC Communications, Inc.                                   1.8
   ChevronTexaco Corp.                                        1.7
   Verizon Communications, Inc.                               1.6
   St. Paul Cos.                                              1.5
   Wells Fargo & Co.                                          1.3
   Honeywell International, Inc.                              1.2
   International Business Machines Corp.                      1.2

   Portfolio
   Characteristics                               October 31, 2002

   Current P/E Ratio                                        16.6x
   Portfolio Price/Book Ratio                               1.96x
   Market Capitalization-$-Weighted Average             42.83 Bil
   Number of Holdings                                         439

   Money Managers                                Style

   Barclays Global Fund Advisors                 Value
   Brandywine Asset Management, LLC              Value
   DePrince, Race & Zollo, Inc.                  Value
   Iridian Asset Management, LLC                 Value

                              ---------------------

*   Equity Income Fund Class S assumes initial investment on November 1, 1992.

** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000(R) Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+ Equity Income Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Equity Income Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss. Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                            Equity Income Fund 7

Equity Income Fund

Statement of Net Assets--October 31, 2002

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
--------------------------------------------------------------------------------
Common Stocks - 96.8%
Auto and Transportation - 1.9%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                     1,597              38
AMR Corp. (AE)                                               271               1
ArvinMeritor, Inc.                                         1,981              30
Burlington Northern Santa Fe Corp.                        17,451             449
Cooper Tire & Rubber Co.                                   4,024              52
CSX Corp.                                                    110               3
Delphi Corp.                                               5,605              39
FedEx Corp.                                                2,811             150
Ford Motor Co.                                            34,241             290
General Motors Corp.                                         543              18
JetBlue Airways Corp. (AE)                                    80               3
Lear Corp. (AE)                                              456              17
Paccar, Inc.                                                 480              21
Skywest, Inc.                                                980              15
Southwest Airlines Co.                                     2,723              40
TRW, Inc.                                                  4,964             265
Union Pacific Corp.                                        2,071             122
                                                                      ----------
                                                                           1,553
                                                                      ----------
Consumer Discretionary - 12.0%
AOL Time Warner, Inc. (AE)                                23,979             354
Banta Corp.                                                  734              23
BearingPoint, Inc. (AE)                                   12,900             101
BJ's Wholesale Club, Inc. (AE)                             7,800             158
Black & Decker Corp.                                         330              15
Blyth, Inc.                                                1,722              49
Career Education Corp. (AE)                                  480              19
Carnival Corp.                                            14,900             389
CEC Entertainment, Inc. (AE)                                 260               7
Cendant Corp. (AE)                                        44,600             513
Clear Channel Communications, Inc. (AE)                      470              17
Clorox Co.                                                11,190             503
Colgate-Palmolive Co.                                        143               8
Darden Restaurants, Inc.                                   2,525              48
DoubleClick, Inc. (AE)                                     1,640              11
Dow Jones & Co., Inc.                                      6,200             218
Eastman Kodak Co.                                          3,200             105
EchoStar Communications Corp.
   Class A (AE)                                              640              13
Expedia, Inc. Class A (AE)                                    91               6
Family Dollar Stores                                         483              15
Federated Department Stores (AE)                           2,865              88
Fortune Brands, Inc.                                       1,752              88
Gannett Co., Inc.                                            651              49
Gemstar-TV Guide International, Inc. (AE)                    892               3
Gillette Co. (The)                                         3,306              99
GTECH Holdings Corp. (AE)                                  1,204              31
Harrah's Entertainment, Inc. (AE)                          1,760              74
Hearst-Argyle Television, Inc. (AE)                          260               6
Home Depot, Inc.                                          27,409             792
Interpublic Group Cos., Inc.                              19,520             234
JC Penney Co., Inc. Holding Co.                           11,300             215
Jones Apparel Group, Inc. (AE)                             2,738              95
Kimberly-Clark Corp.                                      13,680             705
Knight-Ridder, Inc.                                        1,412              85
Ltd Brands                                                16,568             260
Mattel, Inc.                                               3,985              73
May Department Stores Co. (The)                           14,275             333
McDonald's Corp.                                           5,359              97
Media General, Inc. Class A                                  190              10
Nordstrom, Inc.                                            6,000             120
Park Place Entertainment Corp. (AE)                        1,182               9
Petsmart, Inc. (AE)                                          910              17
Pittston Brink's Group                                       493              10
Pixar, Inc. (AE)                                           1,600              82
Procter & Gamble Co.                                       7,325             648
RadioShack Corp. (AE)                                      3,207              67
Saks, Inc. (AE)                                              600               7
Sears Roebuck and Co.                                     14,600             383
Service Corp. International (AE)                          26,800              84
ServiceMaster Co. (The)                                    6,935              71
Staples, Inc. (AE)                                         1,159              18
Starwood Hotels & Resorts Worldwide, Inc.                  1,794              42
Talbots, Inc.                                                790              22
Tech Data Corp. (AE)                                         890              28
Ticketmaster Class B (AE)                                    371               9
TJX Cos., Inc.                                             6,900             142
USA Interactive (AE)                                      11,750             297
VF Corp.                                                   2,598              96
Viacom, Inc. Class B (AE)                                  8,885             396
Wallace Computer Services, Inc.                            1,167              21
Walt Disney Co.                                           29,127             486
Washington Post Class B                                       70              51
Waste Management, Inc.                                    28,728             661
Westwood One, Inc. (AE)                                      273              10
Williams-Sonoma, Inc. (AE)                                   120               3
Yum! Brands, Inc. (AE)                                     1,922              43
                                                                      ----------
                                                                           9,732
                                                                      ----------
Consumer Staples - 3.5%
Albertson's, Inc.                                            957              21
Anheuser-Busch Cos., Inc.                                  2,585             136
Campbell Soup Co.                                          4,500              95
Conagra Foods, Inc.                                       17,694             429
Dial Corp. (The)                                           1,776              38
Dole Food Co.                                                352              10
General Mills, Inc.                                        4,200             174
Hershey Foods Corp.                                          250              16
HJ Heinz Co.                                               7,900             254
Hormel Foods Corp.                                         2,795              68
Kraft Foods, Inc. Class A                                  6,100             241
Kroger Co. (AE)                                            5,254              78
Monsanto Co.                                              14,342             237
Pepsi Bottling Group, Inc.                                   570              15
PepsiAmericas, Inc.                                        3,665              56

8 Equity Income Fund

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
--------------------------------------------------------------------------------
PepsiCo, Inc.                                              3,361             148
Philip Morris Cos., Inc.                                  10,441             425
RJ Reynolds Tobacco Holdings, Inc.                         2,108              85
Ruddick Corp.                                                406               6
Safeway, Inc. (AE)                                           510              12
Sara Lee Corp.                                             8,500             194
Smithfield Foods, Inc. (AE)                                  402               6
Supervalu, Inc.                                            5,903              99
Tyson Foods, Inc. Class A                                    270               3
                                                                      ----------
                                                                           2,846
                                                                      ----------
Financial Services - 31.7%
ACE, Ltd.                                                    430              13
Aflac, Inc.                                                9,083             276
AG Edwards, Inc.                                           1,135              37
Allmerica Financial Corp.                                  1,651              14
Allstate Corp. (The)                                       9,607             382
AMBAC Financial Group, Inc.                                   66               4
American Express Co.                                       3,504             127
American Financial Group, Inc.                               825              19
American International Group                              11,758             735
AmSouth Bancorp                                            3,765              74
Annaly Mortgage Management, Inc.                           3,571              63
AON Corp.                                                  2,073              38
Apartment Investment & Management Co.
   Class A (o)                                             1,781              63
Arden Realty, Inc. (o)                                       120               3
Associated Banc-Corp                                         335              11
Astoria Financial Corp.                                      240               6
Bank of America Corp.                                     27,197           1,897
Bank of New York Co., Inc. (The)                           9,247             240
Bank One Corp.                                            13,777             531
BB&T Corp.                                                 3,651             132
Berkshire Hathaway, Inc. Class B (AE)                        210             517
CarrAmerica Realty Corp. (o)                               3,105              74
Charter One Financial, Inc.                                2,539              77
Chubb Corp.                                                7,669             433
Cigna Corp.                                                2,022              73
Citigroup, Inc.                                           69,782           2,577
CNA Financial Corp. (AE)                                     805              21
Colonial BancGroup, Inc. (The)                               392               5
Comerica, Inc.                                             5,982             261
Commerce Bancshares, Inc.                                     70               3
Compass Bancshares, Inc.                                     744              24
Crescent Real Estate Equities Co. (o)                        845              12
Deluxe Corp.                                               3,185             147
Duke Realty Corp. (o)                                      4,721             115
Equifax, Inc.                                                131               3
Equity Office Properties Trust (o)                         5,049             122
Equity Residential (o)                                       400               9
Fannie Mae                                                 5,131             343
Federated Investors, Inc. Class B                          2,266              61
Fidelity National Financial, Inc.                          1,312              40
First Data Corp.                                          11,000             384
FirstMerit Corp.                                             141               3
FleetBoston Financial Corp.                               35,171             823
Franklin Resources, Inc.                                  10,500             346
Freddie Mac                                               11,959             736
Fulton Financial Corp.                                       895              16
Golden State Bancorp, Inc.                                 6,675             246
Golden West Financial Corp.                                  884              61
Goldman Sachs Group, Inc.                                  7,758             555
Greenpoint Financial Corp.                                 1,288              56
H&R Block, Inc.                                              780              35
Hartford Financial Services Group, Inc.                    9,685             383
Hibernia Corp. Class A                                     1,831              36
Highwoods Properties, Inc. (o)                               873              17
Household International, Inc.                             25,385             603
iStar Financial, Inc. (o)                                  1,021              29
Jefferson-Pilot Corp.                                      1,882              76
John Hancock Financial Services, Inc.                      1,150              34
JP Morgan Chase & Co.                                     29,573             614
Keycorp                                                    5,468             134
Lehman Brothers Holdings, Inc.                             8,713             464
Lincoln National Corp.                                     3,074              94
Loews Corp.                                                2,635             114
Marsh & McLennan Cos., Inc.                               19,300             902
MBIA, Inc.                                                   965              42
MBNA Corp.                                                31,050             631
Mellon Financial Corp.                                    21,200             600
Merrill Lynch & Co., Inc.                                 22,042             836
Metlife, Inc.                                              1,778              42
Moody's Corp.                                                 71               3
Morgan Stanley                                            18,129             706
National City Corp.                                        4,266             116
National Commerce Financial Corp.                            664              16
Nationwide Financial Services                                181               5
Old National Bancorp                                         149               4
Old Republic International Corp.                           2,688              80
Platinum Underwriters Holdings, Ltd. (AE)                  6,500             163
PMI Group, Inc. (The)                                        412              12
PNC Financial Services Group, Inc.                        10,443             425
Popular, Inc.                                                332              11
Principal Financial Group                                    470              13
Protective Life Corp.                                        473              14
Providian Financial Corp.                                    895               4
Prudential Financial, Inc. (AE)                            2,312              68
Regions Financial Corp.                                    1,630              55
Ryder System, Inc.                                           120               3
Simon Property Group, Inc. (o)                             3,562             122
SLM Corp.                                                  6,500             668
SouthTrust Corp.                                           3,692              95
St Paul Cos.                                              35,956           1,179
State Street Corp.                                           110               5
Sungard Data Systems, Inc. (AE)                            1,631              36
SunTrust Banks, Inc.                                         958              58
TCF Financial Corp.                                          260              11
Torchmark Corp.                                              593              21

                                                            Equity Income Fund 9

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                            Number         Value
                                                              of           (000)
                                                            Shares           $
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.
   Class A (AE)                                               297              4
Travelers Property Casualty Corp.
   Class B (AE)                                            13,559            183
Trizec Properties, Inc. (o)                                   723              7
Union Planters Corp.                                        1,788             51
UnumProvident Corp.                                         5,855            120
US Bancorp                                                 24,814            523
Wachovia Corp.                                             22,785            793
Washington Federal, Inc.                                       90              2
Washington Mutual, Inc.                                    14,032            502
Wells Fargo & Co.                                          21,186          1,069
WR Berkley Corp.                                            2,000             74
XL Capital, Ltd. Class A                                      102              8
Zions Bancorp                                                  80              3
                                                                      ----------
                                                                          25,726
                                                                      ----------

Health Care - 6.5%
Bausch & Lomb, Inc.                                         3,500            109
Baxter International, Inc.                                  7,500            188
Becton Dickinson & Co.                                      1,941             57
Boston Scientific Corp. (AE)                               23,225            874
Bristol-Myers Squibb Co.                                   12,511            308
Chiron Corp. (AE)                                             420             17
CR Bard, Inc.                                                 694             39
CuraGen Corp. (AE)                                            644              2
DaVita, Inc. (AE)                                             452             11
Forest Laboratories, Inc. (AE)                                210             21
Genentech, Inc. (AE)                                          331             11
Guidant Corp. (AE)                                         25,421            752
HCA, Inc.                                                   7,700            335
ICOS Corp. (AE)                                               432             11
Laboratory Corp. of America Holdings (AE)                     150              4
Medimmune, Inc. (AE)                                          589             15
Merck & Co., Inc.                                           6,390            347
Mid Atlantic Medical Services (AE)                            180              7
Mylan Laboratories                                            815             26
Novartis AG - ADR                                           8,700            330
Oxford Health Plans (AE)                                    2,161             77
Pfizer, Inc.                                               14,941            475
Pharmacia Corp.                                             1,204             52
Renal Care Group, Inc. (AE)                                    80              3
Schering-Plough Corp.                                      15,853            338
Steris Corp. (AE)                                           1,052             28
Tenet Healthcare Corp. (AE)                                14,700            423
Varian Medical Systems, Inc. (AE)                              70              3
Watson Pharmaceuticals, Inc. (AE)                           2,451             67
Wyeth                                                      11,220            376
                                                                      ----------
                                                                           5,306
                                                                      ----------

Integrated Oils - 6.0%
Amerada Hess Corp.                                          2,014            103
BP PLC - ADR                                               10,400            400
ChevronTexaco Corp.                                        20,766          1,403
ConocoPhillips                                             20,056            973
Exxon Mobil Corp.                                          47,946          1,613
Marathon Oil Corp.                                          8,892            186
Occidental Petroleum Corp.                                  7,821            223
Unocal Corp.                                                  240              7
                                                                      ----------
                                                                           4,908
                                                                      ----------

Materials and Processing - 8.6%
Air Products & Chemicals, Inc.                              2,404            106
Alcoa, Inc.                                                 9,893            218
Allegheny Technologies, Inc.                                  400              3
Archer-Daniels-Midland Co.                                  6,692             91
Ball Corp.                                                  1,653             80
Biogen, Inc. (AE)                                          22,700            833
Boise Cascade Corp.                                         9,100            216
Bowater, Inc.                                               6,800            230
Cabot Corp.                                                 6,200            147
Carpenter Technology                                          272              3
Catellus Development Corp. (AE)                             3,120             56
Dow Chemical Co. (The)                                     24,016            624
Du Pont EI de Nemours & Co.                                12,579            519
Eastman Chemical Co.                                          150              5
Engelhard Corp.                                             6,842            152
Genzyme Corp.-Generall Division (AE)                       13,700            382
Georgia-Pacific Corp.                                      18,759            229
Harsco Corp.                                                  121              3
Imperial Chemical Industries PLC - ADR                     14,100            219
International Paper Co.                                    22,180            775
Kaydon Corp.                                                  800             16
Lafarge North America, Inc.                                 1,818             54
Lubrizol Corp.                                              1,194             35
Lyondell Chemical Co.                                       4,400             55
MeadWestvaco Corp.                                         10,124            212
Newmont Mining Corp.                                          150              4
Pactiv Corp. (AE)                                           8,093            161
PPG Industries, Inc.                                        1,058             50
Praxair, Inc.                                               3,834            209
Precision Castparts Corp.                                   3,352             65
Rayonier, Inc.                                                162              7
Rohm & Haas Co.                                             7,700            256
Schulman (A.), Inc.                                         2,101             37
Sherwin-Williams Co. (The)                                  5,542            152
Sigma-Aldrich Corp.                                           190              9
Smurfit-Stone Container Corp. (AE)                          1,057             14
Sonoco Products Co.                                         1,852             44
United States Steel Corp.                                   2,944             38
Vulcan Materials Co.                                        1,076             36
Weyerhaeuser Co.                                           12,984            588
York International Corp.                                    2,192             52
                                                                      ----------
                                                                           6,985
                                                                      ----------

Miscellaneous - 0.6%
Carlisle Cos., Inc.                                         1,140             42
Crane Co.                                                     586             11

10 Equity Income Fund

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
--------------------------------------------------------------------------------
Eaton Corp.                                                1,338              92
General Electric Co.                                         815              21
ITT Industries, Inc.                                       2,287             149
Lancaster Colony Corp.                                       171               8
St. Joe Co. (The)                                          3,129              91
Textron, Inc.                                              2,106              86
                                                                      ----------
                                                                             500
                                                                      ----------
Other Energy - 2.3%
Anadarko Petroleum Corp.                                  10,330             460
Apache Corp.                                                 841              45
Aquila, Inc.                                               1,328               5
Baker Hughes, Inc.                                           341              10
Calpine Corp. (AE)                                        14,300              29
EL Paso Corp.                                             26,393             205
Halliburton Co.                                            1,599              26
Kerr-McGee Corp.                                           6,453             281
McDermott International, Inc. (AE)                           614               2
Noble Corp. (AE)                                             210               7
Pioneer Natural Resources Co. (AE)                           620              15
PNM Resources, Inc.                                        1,240              27
Schlumberger, Ltd.                                        10,480             420
Sunoco, Inc.                                                 626              19
Tidewater, Inc.                                            6,873             194
Transocean, Inc.                                             150               3
Williams Cos., Inc.                                       44,148              83
XTO Energy, Inc.                                             561              13
                                                                      ----------
                                                                           1,844
                                                                      ----------
Producer Durables - 8.6%
3M Co.                                                     2,003             254
Allied Waste Industries, Inc. (AE)                         2,726              22
American Power Conversion (AE)                             1,804              23
Ametek, Inc.                                                 100               4
Andrew Corp. (AE)                                          3,230              28
Boeing Co. (The)                                           8,437             251
Caterpillar, Inc.                                            893              36
Clayton Homes, Inc.                                       20,800             235
Cooper Industries, Ltd. Class A                            6,940             219
Cummins, Inc.                                              5,400             129
Deere & Co.                                               11,030             512
Emerson Electric Co.                                       5,960             287
General Dynamics Corp.                                     6,200             491
Goodrich Corp.                                             5,210              79
Honeywell International, Inc.                             41,797           1,001
Hubbell, Inc. Class B                                      1,040              35
Ingersoll-Rand Co. Class A                                 5,400             211
Lockheed Martin Corp.                                      1,260              73
Molex, Inc. Class A                                          310               7
Motorola, Inc.                                            28,700             263
Northrop Grumman Corp.                                     6,300             650
Pall Corp.                                                17,100             297
Pentair, Inc.                                                 72               2
PerkinElmer, Inc.                                         19,800             138
Pitney Bowes, Inc.                                           848              28
Raytheon Co.                                              17,056             503
Rockwell Collins, Inc.                                    13,230             298
Stewart & Stevenson Services                                 352               4
Tektronix, Inc. (AE)                                         180               3
Tyco International, Ltd.                                  35,200             509
United Technologies Corp.                                  3,968             245
WW Grainger, Inc.                                          2,812             136
                                                                      ----------
                                                                           6,973
                                                                      ----------
Technology - 5.1%
3Com Corp. (AE)                                           12,800              54
Acxiom Corp. (AE)                                            840              11
Adtran, Inc. (AE)                                          2,085              53
Agere Systems, Inc. Class A (AE)                          67,700              59
Agilent Technologies, Inc. (AE)                            6,800              94
Altera Corp. (AE)                                            640               8
Avnet, Inc.                                                4,475              42
Avocent Corp. (AE)                                           650              13
BMC Software, Inc. (AE)                                    8,441             135
Cisco Systems, Inc. (AE)                                   8,400              94
CommScope, Inc. (AE)                                       1,539              12
Computer Associates International, Inc.                   15,857             236
Computer Sciences Corp. (AE)                              15,823             511
Compuware Corp. (AE)                                       4,059              20
Diebold, Inc.                                              4,900             175
Electronics for Imaging (AE)                               7,700             140
EMC Corp. (AE)                                            13,436              69
Harris Corp.                                               3,080              81
Hewlett-Packard Co.                                       30,800             487
Hughes Electronics Corp. Class H (AE)                     11,530             114
Ingram Micro, Inc. Class A (AE)                            4,891              70
Intel Corp.                                                2,300              40
International Business Machines Corp.                     12,446             982
Intuit, Inc. (AE)                                            530              28
Jabil Circuit, Inc. (AE)                                   3,601              56
JD Edwards & Co. (AE)                                        540               6
Koninklijke Philips Electronics NV                        11,900             211
Maxim Integrated Products                                    240               8
Oracle Corp. (AE)                                          2,333              24
PanAmSat Corp. (AE)                                        1,150              22
Peoplesoft, Inc. (AE)                                        590              11
Plexus Corp. (AE)                                            480               5
Scientific-Atlanta, Inc.                                   2,615              32
Solectron Corp. (AE)                                       9,860              22
Storage Technology Corp. (AE)                              2,951              52
Sun MicroSystems, Inc. (AE)                                2,002               6
Symbol Technologies, Inc.                                    490               4
Texas Instruments, Inc.                                    3,156              50
TIBCO Software, Inc. (AE)                                 11,700              58
Vishay Intertechnology, Inc. (AE)                            430               4
Xilinx, Inc. (AE)                                            360               7
                                                                      ----------
                                                                           4,106
                                                                      ----------

                                                           Equity Income Fund 11

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002


                                                                         Market
                                                        Number           Value
                                                          of             (000)
                                                        Shares             $
-------------------------------------------------------------------------------
Utilities - 10.0%
Allegheny Energy, Inc.                                  14,021               80
Alliant Energy Corp.                                     2,431               39
Alltel Corp.                                             9,900              492
Ameren Corp.                                               130                5
American Electric Power Co., Inc.                        8,900              228
AT&T Corp.                                              61,664              804
AT&T Wireless Services, Inc. (AE)                        6,295               43
BellSouth Corp.                                         24,129              631
Centerpoint Energy, Inc.                                 3,420               24
Cinergy Corp.                                              260                8
Comcast Corp. Class A (AE)                               5,905              136
Consolidated Edison, Inc.                                  232               10
COX Communications, Inc. Class A (AE)                    2,782               76
Dominion Resources, Inc.                                 6,083              292
DTE Energy Co.                                           1,042               47
Duke Energy Corp.                                        4,662               96
Edison International (AE)                               26,082              262
Energy East Corp.                                        2,500               53
Entergy Corp.                                            1,960               86
Exelon Corp.                                             2,934              148
FirstEnergy Corp.                                        4,812              156
FPL Group, Inc.                                          2,281              135
KeySpan Corp.                                            1,690               62
Liberty Media Corp. Class A (AE)                        46,766              387
Mirant Corp. (AE)                                        4,350                9
Nicor, Inc.                                                220                7
NiSource, Inc.                                             910               15
NSTAR                                                    1,621               68
Pepco Holdings, Inc.                                     4,354               90
PG&E Corp. (AE)                                         22,247              241
Pinnacle West Capital Corp.                              4,370              125
PPL Corp.                                                  505               17
Progress Energy, Inc.                                      411               17
Public Service Enterprise Group, Inc.                    2,950               85
Quintiles Transnational Corp. (AE)                         362                4
Qwest Communications International                       1,466                5
Reliant Resources, Inc. (AE)                             2,051                4
SBC Communications, Inc.                                58,329            1,496
Sempra Energy                                            4,341               96
Southern Co. (The)                                       1,560               46
Sprint Corp.-FON Group                                  11,429              142
TXU Corp.                                                3,170               45
US Cellular Corp. (AE)                                      91                3
Verizon Communications, Inc.                            34,141            1,288
Westar Energy, Inc.                                      1,318               14
Xcel Energy, Inc.                                        2,924               30
                                                                     ----------
                                                                          8,147
                                                                     ----------
Total Common Stocks
(cost $87,744)                                                           78,626
                                                                     ----------
                                                     Principal           Market
                                                      Amount             Value
                                                       (000)             (000)
                                                         $                 $
-------------------------------------------------------------------------------
Short-Term Investments - 3.3%
Frank Russell Investment Company
   Money Market Fund (C)                                 2,341            2,341
United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                     300              299
                                                                     ----------
Total Short-Term Investments
(cost $2,640)                                                             2,640
                                                                     ----------
Total Investments - 100.1%
(identified cost $90,384)                                                81,266

Other Assets and Liabilities,
Net - (0.1%)                                                                (62)
                                                                     ----------
Net Assets - 100.0%                                                      81,204
                                                                     ==========

                                                                   Unrealized
                                                      Notional    Appreciation
                                                       Amount    (Depreciation)
Futures Contracts                                      (000)         (000)
(Number of Contracts)                                    $             $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (11)                            1,163               29

S&P 500 Index
   expiration date 12/02 (7)                             1,550               13
                                                                     ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       42
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

12 Equity Income Fund

Equity III Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of four managers with three separate approaches to value-oriented investment.

                                    [GRAPHIC]

    Dates         Equity III-Class I ++           Russell 1000(R) Value**
Inception*               $10,000                          $10,000
1993                     $12,062                          $12,516
1994                     $12,690                          $12,612
1995                     $15,678                          $15,725
1996                     $19,051                          $19,457
1997                     $25,369                          $25,915
1998                     $27,954                          $29,756
1999                     $30,327                          $34,674
2000                     $30,589                          $36,587
2001                     $26,280                          $32,247
2002                     $22,101                          $29,015

   Equity III Fund - Class I                         Russell 1000(R) Value Index

   Periods Ended     Growth of     Total             Periods Ended     Growth of     Total
   10/31/02          $10,000       Return            10/31/02          $10,000       Return
   1 Year            $  8,410      (15.90)%          1 Year            $  8,998      (10.02)%
   5 Years           $  8,712       (2.72)%ss.       5 Years           $ 11,197         2.29%ss.
   10 Years          $ 22,101         8.25%ss.       10 Years          $ 29,015        11.24%ss.


   Equity III Fund - Class E ++

   Periods Ended     Growth of     Total
   10/31/02          $10,000       Return

   1 Year            $  8,389      (16.11)%
   5 Years           $  8,640       (2.88)%ss.
   10 Years          $ 21,919         8.16%ss.

Performance Review

For the year ended October 31, 2002, the Equity III Fund Class I and Class E shares lost 15.90% and 16.11%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which lost 10.02%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first calendar quarter of 2002, and throughout most of the remaining fiscal year, a trendof market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and

14 Equity III Fund

Equity III Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

The Fund's emphasis on earnings variability, underweighting of defensive stocks, a fully invested position, and avoidance of an overweight position in midcap value stocks dampened returns during this period. Both sector allocation and stock selection were below-average, with stock selection the primary detractor of Fund performance. The Fund's managers underperformed in ten out of twelve sectors during the period.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months, growth stocks staged a return. Barclays Global Investors de-emphasized earnings revisions in their stock selection model, and as a result, performed well in a market that rewarded valuation and earnings quality. However, they were the only positive influence on Fund performance relative to the benchmark. Iridian had disappointing below-average stock selection as it overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears, etc.) whose management and accounting practices were questioned. Iridian lagged the benchmark by over 9% during the fiscal period. Westpeak also underperformed relative to the benchmark by over 5% due to unrewarded stock selection, and was terminated when the chief investment strategist announced an immediate retirement. Brandywine and DePrince replaced Westpeak in June andstarted slowly in a difficult current market environment, underperforming the benchmark by 5% and 3%, respectively, during this period.


   Top Ten Equity Holdings
   (as a percent of Total Investments)                         October 31, 2002
   Citigroup, Inc.                                                          3.2%
   Bank of America Corp.                                                    2.3
   Exxon Mobil Corp.                                                        2.1
   SBC Communications, Inc.                                                 1.8
   ChevronTexaco Corp.                                                      1.7
   Verizon Communications, Inc.                                             1.6
   St Paul Cos.                                                             1.4
   Wells Fargo & Co.                                                        1.4
   International Business Machines Corp.                                    1.2
   Honeywell International, Inc.                                            1.2

   Portfolio Characteristics
                                                               October 31, 2002


   Current P/E Ratio                                                      16.7x
   Portfolio Price/Book Ratio                                             1.96x
   Market Capitalization - $-Weighted Average                         43.05 Bil
   Number of Holdings                                                       440

   Money Managers                                              Style

   Barclays Global Fund Advisors                               Value
   Brandywine Asset Management, LLC                            Value
   DePrince, Race & Zollo, Inc.                                Value
   Iridian Asset Management, LLC                               Value

                        -------------------------------

*    Equity III Fund Class I assumes initial investment on November 1, 1992.

** Russell 1000 Value Index includes stocks from the Russell 1000 Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000 Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++ Equity III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

ss.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                              Equity III Fund 15

Equity III Fund

Statement of Net Assets--October 31, 2002

                                                            Number        Market
                                                              of           Value
                                                            Shares         (000)
                                                                             $
--------------------------------------------------------------------------------
Common Stocks - 98.4%
Auto and Transportation - 1.9%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                      1,040             25
AMR Corp. (AE)                                                190              1
ArvinMeritor, Inc.                                          1,291             20
Burlington Northern Santa Fe Corp.                         10,470            269
Cooper Tire & Rubber Co.                                    2,620             34
CSX Corp.                                                     140              4
Delphi Corp.                                                3,660             25
FedEx Corp.                                                 1,830             97
Ford Motor Co.                                             21,007            178
General Motors Corp.                                          352             12
JetBlue Airways Corp. (AE)                                     50              2
Lear Corp. (AE)                                               300             11
Paccar, Inc.                                                  310             14
Skywest, Inc.                                                 640             10
Southwest Airlines Co.                                      1,770             26
TRW, Inc.                                                   2,800            149
Union Pacific Corp.                                         1,350             80
                                                                      ----------
                                                                             957
                                                                      ----------
Consumer Discretionary - 12.1%
AOL Time Warner, Inc. (AE)                                 14,860            219
Banta Corp.                                                   460             14
BearingPoint, Inc. (AE)                                     7,300             57
BJ's Wholesale Club, Inc. (AE)                              4,370             88
Black & Decker Corp.                                          250             12
Blyth, Inc.                                                 1,120             32
Career Education Corp. (AE)                                   350             14
Carnival Corp.                                              8,800            230
CEC Entertainment, Inc. (AE)                                  170              5
Cendant Corp. (AE)                                         26,500            305
Clear Channel Communications, Inc. (AE)                       310             11
Clorox Co.                                                  7,030            316
Colgate-Palmolive Co.                                          90              5
Darden Restaurants, Inc.                                    1,725             33
DoubleClick, Inc. (AE)                                      1,070              7
Dow Jones & Co., Inc.                                       3,800            133
Eastman Kodak Co.                                           2,000             66
EchoStar Communications Corp.
   Class A (AE)                                               420              9
Expedia, Inc. Class A (AE)                                     60              4
Family Dollar Stores                                          310             10
Federated Department Stores (AE)                            1,868             57
Fortune Brands, Inc.                                        1,140             57
Gannett Co., Inc.                                             420             32
Gemstar-TV Guide International, Inc. (AE)                     580              2
Gillette Co. (The)                                          2,150             64
GTECH Holdings Corp. (AE)                                     780             20
Harrah's Entertainment, Inc. (AE)                           1,150             48
Hearst-Argyle Television, Inc. (AE)                           170              4
Home Depot, Inc.                                           16,830            486
Interpublic Group Cos., Inc.                               11,600            139
JC Penney Co., Inc. Holding Co.                             6,900            131
Jones Apparel Group, Inc. (AE)                              1,780             62
Kimberly-Clark Corp.                                        8,480            437
Knight-Ridder, Inc.                                           920             55
Ltd Brands                                                 10,160            159
Mattel, Inc.                                                2,600             48
May Department Stores Co. (The)                             8,930            209
McDonald's Corp.                                            3,490             63
Media General, Inc. Class A                                    90              5
Nordstrom, Inc.                                             3,300             66
Park Place Entertainment Corp. (AE)                           770              6
Petsmart, Inc. (AE)                                           590             11
Pittston Brink's Group                                        320              7
Pixar, Inc. (AE)                                              900             46
Procter & Gamble Co.                                        4,590            406
RadioShack Corp. (AE)                                       2,090             44
Saks, Inc. (AE)                                               390              4
Sears Roebuck and Co.                                       9,100            239
Service Corp. International (AE)                           14,800             47
ServiceMaster Co. (The)                                     4,510             46
Staples, Inc. (AE)                                            760             12
Starwood Hotels & Resorts Worldwide, Inc.                   1,170             27
Talbots, Inc.                                                 520             14
Tech Data Corp. (AE)                                          580             19
Ticketmaster Class B (AE)                                     260              6
TJX Cos., Inc.                                              3,900             80
USA Interactive (AE)                                        6,650            168
VF Corp.                                                    1,690             62
Viacom, Inc. Class B (AE)                                   5,746            256
Wallace Computer Services, Inc.                               660             12
Walt Disney Co.                                            17,530            293
Washington Post Class B                                        50             36
Waste Management, Inc.                                     17,500            403
Westwood One, Inc. (AE)                                       180              7
Williams-Sonoma, Inc. (AE)                                     80              2
Yum! Brands, Inc. (AE)                                      1,250             28
                                                                      ----------
                                                                           5,995
                                                                      ----------
Consumer Staples - 3.6%
Albertson's, Inc.                                             620             14
Anheuser-Busch Cos., Inc.                                   1,680             89
Campbell Soup Co.                                           2,700             57
Conagra Foods, Inc.                                        11,250            273
Dial Corp. (The)                                            1,160             25
Dole Food Co.                                                 230              7
General Mills, Inc.                                         2,600            107
Hershey Foods Corp.                                           160             10
HJ Heinz Co.                                                4,800            154
Hormel Foods Corp.                                          1,820             44
Kraft Foods, Inc. Class A                                   3,500            138
Kroger Co. (AE)                                             3,420             51
Monsanto Co.                                                8,901            147
Pepsi Bottling Group, Inc.                                    370             10
PepsiAmericas, Inc.                                         2,260             35

16 Equity III Fund

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                            Number         Value
                                                              of           (000)
                                                            Shares           $
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                2,191            97
Philip Morris Cos., Inc.                                     6,290           256
RJ Reynolds Tobacco Holdings, Inc.                           1,370            56
Ruddick Corp.                                                  140             2
Safeway, Inc. (AE)                                             340             8
Sara Lee Corp.                                               4,800           110
Smithfield Foods, Inc. (AE)                                    260             4
Supervalu, Inc.                                              3,750            63
Tyson Foods, Inc. Class A                                      180             2
                                                                      ----------
                                                                           1,759
                                                                      ----------
Financial Services - 32.4%
ACE, Ltd.                                                      280             9
Aflac, Inc.                                                  5,240           160
AG Edwards, Inc.                                               680            22
Allmerica Financial Corp.                                    1,080             9
Allstate Corp. (The)                                         6,120           243
AMBAC Financial Group, Inc.                                     40             2
American Express Co.                                         2,280            83
American Financial Group, Inc.                                 520            12
American International Group                                 7,411           464
AmSouth Bancorp                                              2,450            48
Annaly Mortgage Management, Inc.                             2,320            41
AON Corp.                                                    1,350            25
Apartment Investment & Management Co.
   Class A (o)                                               1,160            41
Arden Realty, Inc. (o)                                          80             2
Associated Banc-Corp                                           221             7
Astoria Financial Corp.                                        160             4
Bank of America Corp.                                       17,010         1,188
Bank of New York Co., Inc. (The)                             5,680           148
Bank One Corp.                                               8,340           322
BB&T Corp.                                                   2,380            86
Berkshire Hathaway, Inc. Class B (AE)                          120           295
CarrAmerica Realty Corp. (o)                                 2,020            48
Charter One Financial, Inc.                                  1,658            50
Chubb Corp.                                                  4,850           274
Cigna Corp.                                                  1,320            48
Citigroup, Inc.                                             43,696         1,616
CNA Financial Corp. (AE)                                       520            14
Colonial BancGroup, Inc. (The)                                 270             3
Comerica, Inc.                                               3,750           164
Commerce Bancshares, Inc.                                       68             3
Compass Bancshares, Inc.                                       470            15
Crescent Real Estate Equities Co. (o)                          580             9
Deluxe Corp.                                                 2,070            96
Duke Realty Corp. (o)                                        3,070            75
Equifax, Inc.                                                   90             2
Equity Office Properties Trust (o)                           3,292            79
Equity Residential (o)                                         260             6
Fannie Mae                                                   2,880           193
Federated Investors, Inc. Class B                            1,480            40
Fidelity National Financial, Inc.                              859            26
First Data Corp.                                             6,800           238
FirstMerit Corp.                                                90             2
FleetBoston Financial Corp.                                 21,450           502
Franklin Resources, Inc.                                     6,500           214
Freddie Mac                                                  7,520           463
Fulton Financial Corp.                                         536            10
Golden State Bancorp, Inc.                                   3,780           139
Golden West Financial Corp.                                    580            40
Goldman Sachs Group, Inc.                                    4,430           317
Greenpoint Financial Corp.                                     840            37
H&R Block, Inc.                                                510            23
Hartford Financial Services Group, Inc.                      6,080           240
Hibernia Corp. Class A                                       1,190            23
Highwoods Properties, Inc. (o)                                 570            11
Household International, Inc.                               15,590           370
iStar Financial, Inc. (o)                                      670            19
Jefferson-Pilot Corp.                                        1,225            49
John Hancock Financial Services, Inc.                          750            22
JP Morgan Chase & Co.                                       18,350           381
Keycorp                                                      3,560            87
Lehman Brothers Holdings, Inc.                               5,410           288
Lincoln National Corp.                                       2,000            61
Loews Corp.                                                  1,710            74
Marsh & McLennan Cos., Inc.                                 12,000           561
MBIA, Inc.                                                     625            27
MBNA Corp.                                                  19,300           392
Mellon Financial Corp.                                      13,200           373
Merrill Lynch & Co., Inc.                                   13,480           512
Metlife, Inc.                                                1,160            28
Moody's Corp.                                                   46             2
Morgan Stanley                                              11,580           451
National City Corp.                                          2,800            76
National Commerce Financial Corp.                              420            10
Nationwide Financial Services                                  110             3
Old National Bancorp                                            95             2
Old Republic International Corp.                             1,750            52
Platinum Underwriters Holdings, Ltd. (AE)                    4,400           110
PMI Group, Inc. (The)                                          270             8
PNC Financial Services Group, Inc.                           6,720           273
Popular, Inc.                                                  240             8
Principal Financial Group                                      310             9
Protective Life Corp.                                          290             8
Providian Financial Corp.                                      580             3
Prudential Financial, Inc. (AE)                              1,510            44
Regions Financial Corp.                                        980            33
Ryder System, Inc.                                              80             2
Simon Property Group, Inc. (o)                               2,320            79
SLM Corp.                                                    4,000           411
SouthTrust Corp.                                             2,400            61
St Paul Cos.                                                22,340           733
State Street Corp.                                              70             3
Sungard Data Systems, Inc. (AE)                              1,060            24
SunTrust Banks, Inc.                                           620            38
TCF Financial Corp.                                            170             7
Torchmark Corp.                                                420            15

                                                              Equity III Fund 17

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.
   Class A (AE)                                              191               3
Travelers Property Casualty Corp.
   Class B (AE)                                            8,083             109
Trizec Properties, Inc. (o)                                  470               5
Union Planters Corp.                                       1,165              33
UnumProvident Corp.                                        3,810              78
US Bancorp                                                15,744             332
Wachovia Corp.                                            14,280             497
Washington Federal, Inc.                                      77               2
Washington Mutual, Inc.                                    8,748             313
Wells Fargo & Co.                                         13,581             685
WR Berkley Corp.                                           1,300              48
XL Capital, Ltd. Class A                                      40               3
Zions Bancorp                                                 50               2
                                                                      ----------
                                                                          16,050
                                                                      ----------
Health Care - 6.6%
Bausch & Lomb, Inc.                                        2,200              68
Baxter International, Inc.                                 4,600             115
Becton Dickinson & Co.                                     1,260              37
Boston Scientific Corp. (AE)                              13,869             522
Bristol-Myers Squibb Co.                                   7,720             190
Chiron Corp. (AE)                                            270              11
CR Bard, Inc.                                                430              24
CuraGen Corp. (AE)                                           420               2
DaVita, Inc. (AE)                                            295               7
Forest Laboratories, Inc. (AE)                               130              13
Genentech, Inc. (AE)                                         210               7
Guidant Corp. (AE)                                        15,830             468
HCA, Inc.                                                  4,700             204
ICOS Corp. (AE)                                              310               8
Laboratory Corp. of America Holdings (AE)                    100               2
Medimmune, Inc. (AE)                                         380              10
Merck & Co., Inc.                                          4,160             226
Mid Atlantic Medical Services (AE)                           120               4
Mylan Laboratories                                           531              17
Novartis AG - ADR                                          4,800             182
Oxford Health Plans (AE)                                   1,400              50
Pfizer, Inc.                                               9,330             296
Pharmacia Corp.                                              788              34
Renal Care Group, Inc. (AE)                                   50               2
Schering-Plough Corp.                                      9,850             210
Steris Corp. (AE)                                            680              18
Tenet Healthcare Corp. (AE)                                9,150             263
Varian Medical Systems, Inc. (AE)                             40               2
Watson Pharmaceuticals, Inc. (AE)                          1,590              44
Wyeth                                                      6,770             227
                                                                      ----------
                                                                           3,263
                                                                      ----------

Integrated Oils - 6.2%
Amerada Hess Corp.                                         1,310              67
BP PLC - ADR                                               5,800             223
ChevronTexaco Corp.                                       12,746             862
ConocoPhillips                                            12,381             600
Exxon Mobil Corp.                                         31,220           1,051
Marathon Oil Corp.                                         5,790             121
Occidental Petroleum Corp.                                 5,090             145
Unocal Corp.                                                 160               4
                                                                      ----------
                                                                           3,073
                                                                      ----------
Materials and Processing - 8.7%
Air Products & Chemicals, Inc.                             1,560              69
Alcoa, Inc.                                                5,760             127
Allegheny Technologies, Inc.                                 260               2
Archer-Daniels-Midland Co.                                 4,351              59
Ball Corp.                                                 1,080              52
Biogen, Inc. (AE)                                         14,100             517
Boise Cascade Corp.                                        5,500             131
Bowater, Inc.                                              4,100             139
Cabot Corp.                                                3,600              85
Carpenter Technology                                         190               2
Catellus Development Corp. (AE)                            2,030              36
Dow Chemical Co. (The)                                    14,320             372
Du Pont EI de Nemours & Co.                                7,770             321
Eastman Chemical Co.                                         120               4
Engelhard Corp.                                            4,460              99
Genzyme Corp.-Generall Division (AE)                       8,500             237
Georgia-Pacific Corp.                                     11,420             139
Harsco Corp.                                                  80               2
Imperial Chemical Industries PLC - ADR                     8,600             133
International Paper Co.                                   13,410             468
Kaydon Corp.                                                 520              10
Lafarge North America, Inc.                                1,180              35
Lubrizol Corp.                                               780              23
Lyondell Chemical Co.                                      2,700              34
MeadWestvaco Corp.                                         5,776             121
Newmont Mining Corp.                                         100               2
Pactiv Corp. (AE)                                          5,260             104
PPG Industries, Inc.                                         690              32
Praxair, Inc.                                              2,330             127
Precision Castparts Corp.                                  2,180              42
Rayonier, Inc.                                               150               6
Rohm & Haas Co.                                            4,750             158
Schulman (A.), Inc.                                        1,365              24
Sherwin-Williams Co. (The)                                 3,610              99
Sigma-Aldrich Corp.                                          160               7
Smurfit-Stone Container Corp. (AE)                           680               9
Sonoco Products Co.                                        1,200              28
United States Steel Corp.                                  2,050              26
Vulcan Materials Co.                                         690              23
Weyerhaeuser Co.                                           8,060             365
York International Corp.                                   1,427              34
                                                                      ----------
                                                                           4,303
                                                                      ----------
Miscellaneous - 0.7%
Carlisle Cos., Inc.                                          740              28
Crane Co.                                                    450               8

18 Equity III Fund

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
--------------------------------------------------------------------------------
Eaton Corp.                                                  870              59
General Electric Co.                                         530              13
ITT Industries, Inc.                                       1,520              99
Lancaster Colony Corp.                                       110               5
St. Joe Co. (The)                                          2,037              59
Textron, Inc.                                              1,370              56
                                                                      ----------
                                                                             327
                                                                      ----------
Other Energy - 2.2%
Anadarko Petroleum Corp.                                   6,380             284
Apache Corp.                                                 544              29
Aquila, Inc.                                                 860               3
Baker Hughes, Inc.                                           220               6
Calpine Corp. (AE)                                         8,000              16
EL Paso Corp.                                             15,633             121
Halliburton Co.                                            1,040              17
Kerr-McGee Corp.                                           3,881             169
McDermott International, Inc. (AE)                           400               1
Noble Corp. (AE)                                             140               5
Pioneer Natural Resources Co. (AE)                           400              10
PNM Resources, Inc.                                          810              18
Schlumberger, Ltd.                                         6,180             248
Sunoco, Inc.                                                 410              12
Tidewater, Inc.                                            3,940             111
Transocean, Inc.                                             100               2
Williams Cos., Inc.                                       25,480              48
XTO Energy, Inc.                                             450              11
                                                                      ----------
                                                                           1,111
                                                                      ----------
Producer Durables - 8.7%
3M Co.                                                     1,250             159
Allied Waste Industries, Inc. (AE)                         1,780              15
American Power Conversion (AE)                             1,176              15
Ametek, Inc.                                                  60               2
Andrew Corp. (AE)                                          2,104              18
Boeing Co. (The)                                           5,120             152
Caterpillar, Inc.                                            580              24
Clayton Homes, Inc.                                       11,800             134
Cooper Industries, Ltd. Class A                            4,280             135
Cummins, Inc.                                              3,300              79
Deere & Co.                                                6,920             321
Emerson Electric Co.                                       3,720             179
General Dynamics Corp.                                     3,900             309
Goodrich Corp.                                             3,390              51
Honeywell International, Inc.                             25,550             612
Hubbell, Inc. Class B                                        680              23
Ingersoll-Rand Co. Class A                                 3,600             140
Lockheed Martin Corp.                                        820              47
Molex, Inc. Class A                                          200               5
Motorola, Inc.                                            17,900             164
Northrop Grumman Corp.                                     4,000             413
Pall Corp.                                                 9,900             172
Pentair, Inc.                                                 40               1
PerkinElmer, Inc.                                         11,100              77
Pitney Bowes, Inc.                                           550              18
Raytheon Co.                                              10,480             309
Rockwell Collins, Inc.                                     8,110             183
Stewart & Stevenson Services                                 240               3
Tektronix, Inc. (AE)                                         120               2
Tyco International, Ltd.                                  21,320             308
United Technologies Corp.                                  2,350             145
WW Grainger, Inc.                                          1,830              89
                                                                      ----------
                                                                           4,304
                                                                      ----------
Technology - 5.1%
3Com Corp. (AE)                                            7,200              30
Acxiom Corp. (AE)                                            550               7
Adtran, Inc. (AE)                                          1,350              34
Agere Systems, Inc. Class A (AE)                          37,500              33
Agilent Technologies, Inc. (AE)                            3,700              51
Altera Corp. (AE)                                            420               5
Avnet, Inc.                                                2,920              27
Avocent Corp. (AE)                                           420               8
BMC Software, Inc. (AE)                                    4,900              78
Cisco Systems, Inc. (AE)                                   4,800              54
CommScope, Inc. (AE)                                       1,000               8
Computer Associates International, Inc.                    9,220             137
Computer Sciences Corp. (AE)                               9,920             320
Compuware Corp. (AE)                                       2,640              13
Diebold, Inc.                                              3,000             107
Electronics for Imaging (AE)                               4,400              80
EMC Corp. (AE)                                             8,750              45
Harris Corp.                                               2,010              53
Hewlett-Packard Co.                                       19,042             301
Hughes Electronics Corp. Class H (AE)                      6,654              66
Ingram Micro, Inc. Class A (AE)                            3,190              46
Intel Corp.                                                1,500              26
International Business Machines Corp.                      7,890             623
Intuit, Inc. (AE)                                            350              18
Jabil Circuit, Inc. (AE)                                   2,340              36
JD Edwards & Co. (AE)                                        350               4
Koninklijke Philips Electronics NV                         7,500             133
Maxim Integrated Products                                    160               5
Oracle Corp. (AE)                                          1,520              15
PanAmSat Corp. (AE)                                          750              15
Peoplesoft, Inc. (AE)                                        500               9
Plexus Corp. (AE)                                            320               3
Scientific-Atlanta, Inc.                                   1,710              21
Solectron Corp. (AE)                                       6,420              14
Storage Technology Corp. (AE)                              1,920              34
Sun MicroSystems, Inc. (AE)                                1,300               4
Symbol Technologies, Inc.                                    320               3
Texas Instruments, Inc.                                    2,060              33
TIBCO Software, Inc. (AE)                                  6,500              32
Vishay Intertechnology, Inc. (AE)                            280               3
Xilinx, Inc. (AE)                                            230               4
                                                                      ----------
                                                                           2,538
                                                                      ----------

                                                              Equity III Fund 19

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                            Number         Value
                                                              of           (000)
                                                            Shares           $
--------------------------------------------------------------------------------
Utilities - 10.2%
Allegheny Energy, Inc.                                      8,010            46
Alliant Energy Corp.                                        1,580            25
Alltel Corp.                                                6,150           306
Ameren Corp.                                                   80             3
American Electric Power Co., Inc.                           5,510           141
AT&T Corp.                                                 37,281           486
AT&T Wireless Services, Inc. (AE)                           4,103            28
BellSouth Corp.                                            15,000           392
Centerpoint Energy, Inc.                                    2,230            16
Cinergy Corp.                                                 170             5
Comcast Corp. Class A (AE)                                  3,850            89
Consolidated Edison, Inc.                                     150             6
COX Communications, Inc. Class A (AE)                       1,860            51
Dominion Resources, Inc.                                    3,801           182
DTE Energy Co.                                                676            30
Duke Energy Corp.                                           3,030            62
Edison International (AE)                                  14,790           149
Energy East Corp.                                           1,500            32
Entergy Corp.                                               1,270            56
Exelon Corp.                                                1,910            96
FirstEnergy Corp.                                           3,070           100
FPL Group, Inc.                                             1,490            88
KeySpan Corp.                                               1,110            41
Liberty Media Corp. Class A (AE)                           28,190           233
Mirant Corp. (AE)                                           2,828             6
Nicor, Inc.                                                   150             5
NiSource, Inc.                                                590            10
NSTAR                                                         950            40
Pepco Holdings, Inc.                                        2,680            55
PG&E Corp. (AE)                                            12,860           140
Pinnacle West Capital Corp.                                 2,850            81
PPL Corp.                                                     330            11
Progress Energy, Inc.                                         270            11
Public Service Enterprise Group, Inc.                       1,920            55
Quintiles Transnational Corp. (AE)                            240             3
Qwest Communications International                            986             3
Reliant Resources, Inc. (AE)                                1,340             3
SBC Communications, Inc.                                   35,420           909
Sempra Energy                                               2,820            62
Southern Co. (The)                                          1,010            30
Sprint Corp.-FON Group                                      7,440            92
TXU Corp.                                                   2,060            30
US Cellular Corp. (AE)                                         60             2
Verizon Communications, Inc.                               21,818           824
Westar Energy, Inc.                                           860             9
Xcel Energy, Inc.                                           1,900            20
                                                                      ---------
                                                                          5,064
                                                                      ---------

Total Common Stocks
(cost $53,646)                                                           48,744
                                                                      ---------


                                                         Principal        Market
                                                           Amount          Value
                                                           (000)           (000)
                                                             $               $
--------------------------------------------------------------------------------
Short-Term Investments - 3.9%
Frank Russell Investment Company
   Money Market Fund (C)                                    1,649         1,649
United States Treasury Bill (c)(y)(s)
    1.640% due 12/19/02                                       300           299
                                                                      ---------

Total Short-Term Investments
(cost $1,948)                                                             1,948
                                                                      ---------

Total Investments - 102.3%
(identified cost $55,594)                                                50,692

Other Assets and Liabilities,
Net - (2.3%)                                                             (1,149)
                                                                      ---------
Net Assets - 100.0%                                                      49,543
                                                                      =========



                                                                    Unrealized
                                                         Notional  Appreciation
                                                          Amount  (Depreciation)
Futures Contracts                                         (000)        (000)
(Number of Contracts)                                       $            $
--------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (17)                               1,798            45

S&P 500 Index
   expiration date 12/02 (1)                                  221            14
                                                                      ---------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       59
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

20 Equity III Fund

Select Value Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)


Objective: To provide capital appreciation.

Invests in: Primarily US equity securities.

Strategy: The Fund employs a multi-manager strategy to invest in stocks with above average growth rates and favorable earnings momentum.

                                   [GRAPHIC]


Dates                   Select Value - Class I ++       Russell 1000(R) Value**
Inception*                      $10,000                         $10,000
2001                            $ 8,608                         $ 8,683
2002                            $ 7,599                         $ 7,813


    Select Value Fund - Class S                  Select Value Fund - Class I

    Periods Ended   Growth of   Total            Periods Ended   Growth of   Total
    10/31/02        $10,000     Return           10/31/02        $10,000     Return
    1 Year          $ 8,822     (11.78)%         1 Year          $ 8,828     (11.72)%
    Inception       $ 7,584     (14.63)%ss.      Inception       $ 7,599     (14.54)%ss.


    Select Value Fund - Class E                  Russell 1000(R) Value Index

    Periods Ended   Growth of   Total            Periods Ended   Growth of   Total
    10/31/02        $10,000     Return           10/31/02        $ 10,000    Return

    1 Year          $ 8,814     (11.86)%         1 Year          $  8,998    (10.02)%
    Inception       $ 7,551     (14.85)%ss.      Inception       $  7,813    (13.15)%ss.


    Select Value Fund - Class C

    Periods Ended   Growth of   Total
    10/31/02        $10,000     Return

    1 Year          $ 8,718     (12.82)%
    Inception       $ 7,431     (15.62)%ss.

Performance Review

For the year ended October 31, 2002, the Select Value Fund Class I, Class S, Class E, and Class C shares lost 11.72%, 11.78%, 11.86%, and 12.82%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which dropped 10.02%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals,

22 Select Value Fund

Select Value Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth.

Two of the Fund's three managers outperformed their respective benchmarks during the fiscal period. Iridian was the sole underperformer, with below-average stock selection which led to disappointing results. The manager overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears) whose management and accounting practices were questioned. MFS performed well due to its emphasis on defensive stocks, its ability to rotate holdings opportunistically, and its avoidance or underweighting of many of the poor performing stocks during the period. Systematic, which has both large cap and small cap assignments in the Fund, benefited from its stock selection which focused on positive revised earnings. In Systematic's large cap portfolio, this strategy helped determine which stocks to underweight or avoid. The manager also added value through positive stock selection in the health care and other energy sectors. In Systematic's small cap portfolio, the emphasis on positive earnings revisions added to returns, as did strong stock selection in the health care and the materials & processing sectors.

   Top Ten Equity Holdings
   (as a percent of Total                             October 31, 2002
   Investments)

   Citigroup, Inc.                                                 3.1%
   Bank of America Corp.                                           2.1
   Exxon Mobil Corp.                                               2.0
   Deere & Co.                                                     1.4
   Marsh & McLennan Cos., Inc.                                     1.3
   Pfizer, Inc.                                                    1.3
   Wachovia Corp.                                                  1.3
   Kimberly-Clark Corp.                                            1.2
   Freddie Mac                                                     1.2
   Mellon Financial Corp.                                          1.2

   Portfolio
   Characteristics                                    October 31, 2002

   Current P/E Ratio                                             16.9x
   Portfolio Price/Book Ratio                                    2.15x
   Market Capitalization-$-Weighted Average                  39.81 Bil
   Number of Holdings                                              228

   Money Managers                                     Style

   Iridian Asset Management, LLC                      Value
   MFS International Advisors, Inc.                   Value
   Systematic Financial Management, L.P.              Value

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

                               -------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                            Select Value Fund 23

Select Value Fund

Statement of Net Assets--October 31, 2002

                                                                          Market
                                                             Number        Value
                                                               of          (000)
                                                             Shares          $
--------------------------------------------------------------------------------
Common Stocks - 94.8%
Auto and Transportation - 1.2%
AO Smith Corp.                                                4,300           94
Canadian National Railway Co.                                 3,389          145
CNF, Inc.                                                     4,300          138
Delphi Corp.                                                  7,760           54
Landstar System, Inc. (AE)                                    1,000           49
Lear Corp. (AE)                                              10,100          369
                                                                          ------
                                                                             849
                                                                          ------
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A (AE)                         23,600          421
Advance Auto Parts (AE)                                       1,700           91
AnnTaylor Stores Corp. (AE)                                   4,300          101
Aramark Corp. Class B (AE)                                    8,300          175
Best Buy Co., Inc. (AE)                                       8,600          177
Blockbuster, Inc. Class A                                    14,000          336
Carnival Corp.                                               13,100          342
Cendant Corp. (AE)                                           50,600          582
Clear Channel Communications, Inc. (AE)                      13,600          504
Clorox Co.                                                    6,600          297
Columbia Sportswear Co. (AE)                                  1,300           52
Eastman Kodak Co.                                             3,700          122
Electronics Boutique Holdings Corp. (AE)                      2,200           55
Federated Department Stores (AE)                             12,900          396
Gannett Co., Inc.                                             5,180          393
GTECH Holdings Corp. (AE)                                     2,900           75
Home Depot, Inc.                                             24,900          719
Kimberly-Clark Corp.                                         17,450          899
Liz Claiborne, Inc.                                           3,900          116
Movado Group, Inc.                                            1,500           26
Nike, Inc. Class B                                            2,500          118
Nordstrom, Inc.                                               2,400           48
Procter & Gamble Co.                                          5,190          459
Reebok International, Ltd. (AE)                               3,100           88
Reed Elsevier PLC - ADR                                       7,300          265
Republic Services, Inc. (AE)                                  5,600          115
Sears Roebuck and Co.                                        21,310          560
Skechers U.S.A., Inc. Class A (AE)                            5,500           54
Sonic Automotive, Inc. (AE)                                   2,500           39
Take-Two Interactive Software (AE)                            1,200           31
Tribune Co.                                                   3,860          185
Viacom, Inc. Class B (AE)                                     8,964          400
Walt Disney Co.                                               9,890          165
Waste Management, Inc.                                       22,800          525
                                                                          ------
                                                                           8,931
                                                                          ------
Consumer Staples - 4.5%
Coca-Cola Enterprises, Inc.                                   6,700          160
Conagra Foods, Inc.                                           9,700          235
Dean Foods Co. (AE)                                           7,200          270
Diageo PLC - ADR                                              2,100           94
Dial Corp. (The)                                              6,400          136
Dole Food Co.                                                 4,000          118
HJ Heinz Co.                                                  4,000          129
JM Smucker Co. (The)                                          3,404          125
Kellogg Co.                                                  14,950          476
Kraft Foods, Inc. Class A                                     5,100          201
Kroger Co. (AE)                                               1,100           16
PepsiCo, Inc.                                                 6,680          295
Philip Morris Cos., Inc.                                     12,440          507
RJ Reynolds Tobacco Holdings, Inc.                            5,800          235
Sara Lee Corp.                                               12,000          274
                                                                          ------
                                                                           3,271
                                                                          ------
Financial Services - 30.4%
Allstate Corp. (The)                                         20,300          808
American Express Co.                                         17,430          634
American International Group                                  6,600          413
Annaly Mortgage Management, Inc.                              3,400           60
Astoria Financial Corp.                                       3,700           97
Bank of America Corp.                                        22,260        1,554
Bank One Corp.                                                2,100           81
Banknorth Group, Inc.                                         2,700           63
BankUnited Financial Corp. Class A (AE)                       4,300           70
Bear Stearns Cos., Inc. (The)                                 5,900          360
Brown & Brown, Inc.                                           2,900           88
CBL & Associates Properties, Inc. (o)                         3,500          129
Chubb Corp.                                                   8,490          479
Citigroup, Inc.                                              61,600        2,277
Cobalt Corp.                                                  4,400           72
Countrywide Credit Industries, Inc.                           5,100          257
Cullen/Frost Bankers, Inc.                                    2,100           73
Dime Community Bancshares                                     4,850          102
Doral Financial Corp.                                         4,350          114
Equity Office Properties Trust (o)                            4,140          100
Fannie Mae                                                    8,200          548
First Data Corp.                                             10,300          360
FleetBoston Financial Corp.                                  13,310          311
Franklin Resources, Inc.                                      9,700          320
Freddie Mac                                                  14,100          868
Goldman Sachs Group, Inc.                                     8,600          616
Greater Bay Bancorp                                           2,500           38
Hartford Financial Services Group, Inc.                      10,540          416
Household International, Inc.                                18,500          440
Innkeepers USA Trust (o)                                     10,200           79
LaBranche & Co., Inc. (AE)                                    3,200           86
Legg Mason, Inc.                                              2,100           98
Lehman Brothers Holdings, Inc.                                9,700          517
Marsh & McLennan Cos., Inc.                                  20,900          976
MBNA Corp.                                                   29,050          590
Mellon Financial Corp.                                       29,990          848
Merrill Lynch & Co., Inc.                                    11,910          452
Metlife, Inc.                                                 8,720          208
MGIC Investment Corp.                                         5,200          218
Morgan Stanley                                               13,700          533
National City Corp.                                           7,700          209

24 Select Value Fund

Select Value Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
--------------------------------------------------------------------------------
National Commerce Financial Corp.                         12,800             313
RenaissanceRe Holdings, Ltd.                               3,100             127
Republic Bancorp, Inc.                                    10,510             129
Safeco Corp.                                               4,620             164
SLM Corp.                                                  6,100             627
SouthTrust Corp.                                           7,660             196
Sovereign Bancorp, Inc.                                   30,000             422
St Paul Cos.                                              25,770             845
SunTrust Banks, Inc.                                       4,150             252
Travelers Property Casualty Corp.                          2,830              60
Travelers Property Casualty Corp.
   Class A (AE)                                            1,463              19
Travelers Property Casualty Corp.
   Class B (AE)                                            2,008              27
Triad Guaranty, Inc. (AE)                                  2,600              95
Union Planters Corp.                                       4,000             113
Wachovia Corp.                                            26,360             917
Wells Fargo & Co.                                         16,500             833
Whitney Holding Corp.                                      1,900              65
XL Capital, Ltd. Class A                                   3,000             228
                                                                      ----------
                                                                          21,994
                                                                      ----------
Health Care - 8.9%
Abbott Laboratories                                        7,090             297
AdvancePCS (AE)                                            9,700             243
AmerisourceBergen Corp.                                    4,400             313
Anthem, Inc. (AE)                                          7,800             491
Baxter International, Inc.                                 3,200              80
Boston Scientific Corp. (AE)                              14,666             552
Bristol-Myers Squibb Co.                                   8,700             214
Edwards Lifesciences Corp. (AE)                            2,300              59
Eli Lilly & Co.                                            3,500             194
Express Scripts, Inc. Class A (AE)                         4,400             238
Guidant Corp. (AE)                                        21,700             642
HCA, Inc.                                                  7,300             317
Johnson & Johnson                                          4,500             264
Medcath Corp. (AE)                                         4,100              46
Merck & Co., Inc.                                          4,270             232
Mid Atlantic Medical Services (AE)                         1,600              58
Pfizer, Inc.                                              30,190             959
Priority Healthcare Corp. Class B (AE)                     2,500              61
Schering-Plough Corp.                                     11,000             235
Tenet Healthcare Corp. (AE)                               13,800             397
Triad Hospitals, Inc. (AE)                                10,400             380
Wyeth                                                      4,900             164
                                                                      ----------
                                                                           6,436
                                                                      ----------
Integrated Oils - 4.3%
BP PLC - ADR                                               6,880             265
ChevronTexaco Corp.                                       11,981             810
ConocoPhillips                                             7,900             383
Exxon Mobil Corp.                                         42,470           1,430
Unocal Corp.                                               7,830             216
                                                                      ----------
                                                                           3,104
                                                                      ----------
Materials and Processing - 9.3%
Air Products & Chemicals, Inc.                             4,220             187
Akzo Nobel NV - ADR                                        3,360             100
Alcan, Inc.                                               10,000             282
Alcoa, Inc.                                               17,840             394
Archer-Daniels-Midland Co.                                25,220             343
Bemis Co.                                                  1,500              78
Biogen, Inc. (AE)                                         21,100             774
Du Pont EI de Nemours & Co.                                8,300             342
Eastman Chemical Co.                                      11,900             432
Genzyme Corp.-Generall Division (AE)                      12,800             356
International Paper Co.                                   21,340             745
Lennox International, Inc.                                 8,100             105
Masco Corp.                                               11,800             243
Phelps Dodge Corp. (AE)                                    1,600              50
Potash Corp. of Saskatchewan                               4,800             325
PPG Industries, Inc.                                       4,420             208
Praxair, Inc.                                              4,040             220
Schulman (A.), Inc.                                        3,500              61
Silgan Holdings, Inc. (AE)                                 2,400              44
Smurfit-Stone Container Corp. (AE)                         3,800              49
Syngenta AG - ADR                                         25,670             303
Temple-Inland, Inc.                                       13,700             562
Weyerhaeuser Co.                                          12,000             544
                                                                      ----------
                                                                           6,747
                                                                      ----------
Miscellaneous - 0.2%
Illinois Tool Works, Inc.                                    900              55
Walter Industries, Inc.                                   10,000             110
                                                                      ----------
                                                                             165
                                                                      ----------
Other Energy - 4.3%
Anadarko Petroleum Corp.                                  13,810             615
Apache Corp.                                               7,400             400
Baker Hughes, Inc.                                         2,600              76
Devon Energy Corp.                                         4,000             202
ENSCO International, Inc.                                 21,900             592
Schlumberger, Ltd.                                         5,110             205
Tidewater, Inc.                                           11,700             330
Valero Energy Corp.                                       19,800             697
                                                                      ----------
                                                                           3,117
                                                                      ----------
Producer Durables - 7.8%
3M Co.                                                     1,780             226
AGCO Corp.                                                 2,200              56
Applied Materials, Inc. (AE)                              16,400             246
Boeing Co. (The)                                           7,600             226
Caterpillar, Inc.                                          3,990             163
Chicago Bridge & Iron Co. NV                               4,100             111
Cymer, Inc. (AE)                                             600              15
Deere & Co.                                               21,130             980
General Dynamics Corp.                                     9,600             760
Honeywell International, Inc.                             18,500             443
IKON Office Solutions, Inc.                                6,100              43
Lennar Corp.                                                 900              50

                                                            Select Value Fund 25

Select Value Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                        Number           Value
                                                          of             (000)
                                                        Shares             $
-------------------------------------------------------------------------------
Lexmark International, Inc. (AE)                         3,300              196
Motorola, Inc.                                          26,800              246
Northrop Grumman Corp.                                   6,390              659
Novellus Systems, Inc. (AE)                              7,500              237
Pall Corp.                                               9,930              172
Raytheon Co.                                            11,000              325
Teradyne, Inc. (AE)                                      4,800               58
Tyco International, Ltd.                                22,500              325
United Defense Industries, Inc. (AE)                     4,300               98
                                                                     ----------
                                                                          5,635
                                                                     ----------
Technology - 3.9%
3Com Corp. (AE)                                         12,700               54
Accenture, Ltd. Class A (AE)                             5,200               88
Analog Devices, Inc. (AE)                                5,400              145
BMC Software, Inc. (AE)                                 21,900              349
Cisco Systems, Inc. (AE)                                 8,600               96
Computer Sciences Corp. (AE)                            12,900              417
Garmin, Ltd. (AE)                                        3,600               75
Intel Corp.                                              9,400              163
International Business Machines Corp.                    7,100              560
Marvell Technology Group, Ltd. (AE)                      6,100               99
Motorola, Inc.                                           5,730              192
Network Associates, Inc. (AE)                           20,500              326
Sybase, Inc. (AE)                                        4,500               58
Texas Instruments, Inc.                                  6,180               98
Zoran Corp. (AE)                                         3,200               48
                                                                     ----------
                                                                          2,768
                                                                     ----------
Utilities - 7.7%
Alltel Corp.                                             4,600              229
AT&T Corp.                                              48,100              627
BellSouth Corp.                                         17,100              447
BT Group PLC - ADR                                       2,200               63
Edison International (AE)                               17,300              174
Energy East Corp.                                        6,200              132
FirstEnergy Corp.                                        6,900              224
FPL Group, Inc.                                         11,610              685
KeySpan Corp.                                           11,700              427
National Fuel Gas Co.                                    9,530              192
Nextel Communications, Inc. Class A (AE)                33,700              380
NiSource, Inc.                                           5,980               99
Nokia OYJ - ADR                                         11,200              186
NSTAR                                                    5,930              249
Otter Tail Corp.                                         3,700              104
Pinnacle West Capital Corp.                              1,900               54
PPL Corp.                                                1,610               56
SBC Communications, Inc.                                19,100              490
Verizon Communications, Inc.                            14,400              544
WGL Holdings, Inc.                                       2,720               63
Wisconsin Energy Corp.                                   4,000               92
                                                                     ----------
                                                                          5,517
                                                                     ----------
Total Common Stocks
(cost $74,751)                                                           68,534
                                                                     ----------
Preferred Stocks - 0.3%
Auto and Transportation - 0.2%
General Motors Corp.                                     5,300              111
                                                                     ----------
Technology - 0.1%
Northrop Grumman Corp.                                     580               65
                                                                     ----------
Utilities - 0.0%
TXU Corp.                                                2,500               62
                                                                     ----------
Total Preferred Stocks
(cost $328)                                                                 238
                                                                     ----------
                                                     Principal
                                                      Amount
                                                       (000)
                                                         $
-------------------------------------------------------------------------------
Short-Term Investments - 5.1%
Frank Russell Investment Company
   Money Market Fund (C)                                 3,211            3,211
United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                     500              499
                                                                     ----------
Total Short-Term Investments
(cost $3,710)                                                             3,710
                                                                     ----------
Total Investments - 100.2%
(identified cost $78,789)                                                72,482

Other Assets and Liabilities,
Net - (0.2%)                                                               (132)
                                                                     ----------

Net Assets - 100.0%                                                      72,350
                                                                     ==========

                                                                   Unrealized
                                                      Notional    Appreciation
                                                       Amount    (Depreciation)
Futures Contracts                                      (000)         (000)
(Number of Contracts)                                    $             $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (20)                            2,115               53

S&P 500 Index
   expiration date 12/02 (7)                             1,549               10
                                                                     ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       63
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

26 Select Value Fund

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                              Equity Income    Equity III     Select Value
                                                                                   Fund           Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at identified cost                                               $      90,384   $      55,594   $      78,789
---------------------------------------------------------------------------------------------------------------------------
Investments, at market*                                                              81,266          50,692          72,482
Receivables:
   Dividends and interest                                                               144              93             125
   Investments sold (regular settlement)                                                812             507             285
   Fund shares sold                                                                     174              13              62
   From Advisor                                                                          --              --              11
Investments of securities lending collateral in money market funds, at cost
 and market value                                                                         9              36             286
                                                                              -------------   -------------   -------------
Total assets                                                                         82,405          51,341          73,251
                                                                              -------------   -------------   -------------
Liabilities
Payables:
   Investments purchased (regular settlement)                                           898             589             526
   Fund shares redeemed                                                                 114           1,073               1
   Accrued fees to  affiliates                                                          112              36              50
   Other accrued expenses                                                                52              47              13
   Daily variation margins on futures contracts                                          16              17              25
Payable upon return of securities loaned                                                  9              36             286
                                                                              -------------   -------------   -------------
Total liabilities                                                                     1,201           1,798             901
                                                                              -------------   -------------   -------------

Net Assets                                                                    $      81,204   $      49,543   $      72,350
                                                                              =============   =============   =============
Net Assets Consist of:
Undistributed net investment income                                           $          --   $          --   $           7
Accumulated net realized gain (loss)                                                (12,228)         (5,357)        (15,224)
Unrealized appreciation (depreciation) on:
   Investments                                                                       (9,118)         (4,902)         (6,307)
   Futures contracts                                                                     42              59              63
Shares of beneficial interest                                                            31              27              97
Additional paid-in capital                                                          102,477          59,716          93,714
                                                                              -------------   -------------   -------------
Net Assets                                                                    $      81,204   $      49,543   $      72,350
                                                                              =============   =============   =============

Net Asset Value, offering and redemption price per share:
   Net asset value per share: Class C**                                       $       25.83   $          --   $        7.41
      Class C--Net assets                                                     $   2,700,579   $          --   $   2,061,414
      Class C--Shares outstanding ($.01 par value)                                  104,534              --         278,163
   Net asset value per share: Class E**                                       $       26.11   $       18.61   $        7.46
      Class E--Net assets                                                     $   1,117,247   $   1,859,651   $   3,314,086
      Class E--Shares outstanding ($.01 par value)                                   42,789          99,931         444,530
   Net asset value per share: Class I**                                       $          --   $       18.60   $        7.46
      Class I--Net assets                                                     $          --   $  47,683,604   $  35,169,417
      Class I--Shares outstanding ($.01 par value)                                       --       2,563,027       4,715,857
   Net asset value per share: Class S**                                       $       25.96   $          --   $        7.45
      Class S--Net assets                                                     $  77,386,596   $          --   $  31,805,580
      Class S--Shares outstanding ($.01 par value)                                2,981,179              --       4,269,588

*    Securities on loan included in investments                               $           8   $          35   $         280

** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding

  See accompanying notes which are an integral part of the financial statements.

                                             Frank Russell Investment Company 27

Statement of Operations--For the Fiscal Year Ended October 31, 2002

Amounts in thousands

                                                                 Equity      Equity III    Select Value
                                                              Income Fund       Fund           Fund
-------------------------------------------------------------------------------------------------------
Investment Income
   Dividends                                                      $  1,944      $ 1,265      $  1,266
   Dividends from Money Market Fund                                     67           56           108
   Interest                                                             12           14            13
   Securities Lending Income                                             1            1             1
                                                                  --------      -------      --------
Total investment income                                              2,024        1,336         1,388
                                                                  --------      -------      --------
Expenses
   Advisory fees                                                       751          367           557
   Administrative fees - Class C                                         1           --             1
   Administrative fees - Class E                                         1            2             2
   Administrative fees - Class I                                        --           32            19
   Administrative fees - Class S                                        49           --            18
   Custodian fees                                                      209          193           179
   Distribution fees - Class C                                          14           --            16
   Transfer agent fees                                                 350           43            --
   Transfer agent fees - Class C                                        --           --             5
   Transfer agent fees - Class I                                        --           --            15
   Transfer agent fees - Class S                                        --           --            33
   Professional fees                                                    32           39            13
   Registration fees                                                    33           30            52
   Shareholder servicing fees - Class C                                  5           --             5
   Shareholder servicing fees - Class E                                  3            8             9
   Trustees' fees                                                       14           15            14
   Miscellaneous                                                        54           30            86
                                                                  --------      -------      --------
   Expenses before reductions                                        1,516          759         1,024
   Expense reductions                                                   --           --          (328)
                                                                  --------      -------      --------
Net expenses                                                         1,516          759           696
                                                                  --------      -------      --------
Net investment income (loss)                                           508          577           692
                                                                  --------      -------      --------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments                                                     (6,415)      (2,352)       (9,390)
    Futures contracts                                                 (759)        (437)         (944)
                                                                  --------      -------      --------
Net realized gain (loss)                                            (7,174)      (2,789)      (10,334)
                                                                  --------      -------      --------
Net change in unrealized appreciation (depreciation) on:
    Investments                                                    (10,001)      (6,413)       (1,445)
    Futures contracts                                                   54           (5)           59
                                                                  --------      -------      --------
Net change in unrealized appreciation (depreciation)                (9,947)      (6,418)       (1,386)
                                                                  --------      -------      --------
Net realized and unrealized gain (loss)                            (17,121)      (9,207)      (11,720)
                                                                  --------      -------      --------
Net Increase (Decrease) in Net Assets from Operations             $(16,613)     $(8,630)     $(11,028)
                                                                  ========      =======      ========

See accompanying notes which are an integral part of the financial statements.

28 Frank Russell Investment Company

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                      Equity Income Fund          Equity III Fund           Select Value Fund
                                       2002         2001        2002         2001         2002           2001
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in
  Net Assets

Operations
  Net investment income (loss)       $    508     $    755    $    577     $  1,195     $    692       $    506
  Net realized gain (loss)             (7,174)       1,351      (2,789)       2,347      (10,334)        (4,890)
  Net change in unrealized
   appreciation (depreciation)         (9,947)     (21,624)     (6,418)     (18,523)      (1,386)        (4,858)
                                     --------      -------    --------     --------     --------       --------
Net increase (decrease) in net
 assets from operations               (16,613)     (19,518)     (8,630)     (14,981)     (11,028)        (9,242)
                                     --------     --------    --------     --------     --------       --------
Distributions
  From net investment income
    Class C                                (2)          --          --           --           (3)            (7)
    Class E                                (5)          (3)        (25)         (42)         (28)          (216)
    Class I                                --           --        (730)      (1,090)        (380)            (2)
    Class S                              (516)        (737)         --           --         (357)          (198)
  Tax return of capital
    Class C                                (1)          --          --           --           --             --
    Class E                                (2)          --          --           --           --             --
    Class S                              (270)          --          --           --           --             --
                                     --------     --------    --------     --------     --------       --------
Net decrease in net assets from
 distributions                           (796)        (740)       (755)      (1,132)        (768)          (423)
                                     --------     --------    --------     --------     --------       --------
Share Transactions
  Net increase (decrease) in net
   assets from share transactions     (10,781)     (22,535)    (20,621)     (40,070)      18,876         74,935
                                     --------     --------    --------     --------     --------       --------
Total Net Increase (Decrease)
   in Net Assets                      (28,190)     (42,793)    (30,006)     (56,183)       7,080         65,270

Net Assets
   Beginning of period                109,394      152,187      79,549      135,732       65,270             --
                                     --------     --------    --------     --------     --------       --------
   End of period
                                     $ 81,204     $109,394    $ 49,543     $ 79,549     $ 72,350         65,270
                                     ========     ========    ========     ========     ========       ========
   Undistributed net investment
    income included in net assets    $     --     $     15    $     --     $    107     $      7       $     83

 See accompanying notes which are an integral part of the financial statements.

                                             Frank Russell Investment Company 29

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                  $
                                $                 $          Net Realized       $                $                $           $
                         Net Asset Value,        Net             and       Total Income    Distributions    Distributions  Return
                            Beginning         Investment      Unrealized       From           from Net        from Net       of
                            of Period      Income (Loss)(a)   Gain (Loss)   Operations   Investment Income  Realized Gain  Capital
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
Class C
October 31, 2002              31.27              (.12)          (5.29)        (5.41)           (.02)              --        (.01)
October 31, 2001              36.72              (.15)          (5.30)        (5.45)             --               --          --
October 31, 2000 (1)          37.02              (.06)           (.03)         (.09)             --             (.19)       (.02)
December 31, 1999 (2)         40.38               .04             .66           .70            (.17)           (3.89)         --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002              31.55               .09           (5.35)        (5.26)           (.12)              --        (.06)
October 31, 2001              36.89               .11           (5.35)        (5.24)           (.10)              --          --
October 31, 2000 (1)          37.20               .15            (.02)          .13            (.23)            (.19)       (.02)
December 31, 1999             41.45               .33            (.44)         (.11)           (.25)           (3.89)         --
December 31, 1998             41.43               .37            4.49          4.86            (.51)           (4.33)         --
December 31, 1997             40.22               .32           12.20         12.52            (.07)          (11.24)         --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002              31.38               .16           (5.33)        (5.17)           (.16)              --        (.09)
October 31, 2001              36.68               .20           (5.31)        (5.11)           (.19)              --          --
October 31, 2000 (1)          36.92               .23            (.03)          .20            (.23)            (.19)       (.02)
December 31, 1999             41.26               .41            (.44)         (.03)           (.42)           (3.89)         --
December 31, 1998             41.08               .55            4.49          5.04            (.53)           (4.33)         --
December 31, 1997             40.22               .69           12.11         12.80            (.70)          (11.24)         --
------------------------------------------------------------------------------------------------------------------------------------
Equity III Fund
Class E
October 31, 2002              22.38               .13           (3.71)        (3.58)           (.19)              --          --
October 31, 2001              26.32               .21           (3.96)        (3.75)           (.19)              --          --
October 31, 2000 (1)          26.18               .20             .15           .35            (.21)              --          --
December 31, 1999 (3)         30.27               .21           (2.12)        (1.91)           (.25)           (1.93)         --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002              22.38               .19           (3.72)        (3.53)           (.25)              --          --
October 31, 2001              26.33               .27           (3.96)        (3.69)           (.26)              --          --
October 31, 2000 (1)          26.18               .25             .15           .40            (.25)              --          --
December 31, 1999             29.12               .40            (.41)         (.01)           (.40)           (2.53)         --
December 31, 1998             29.80               .47            2.75          3.22            (.47)           (3.43)         --
December 31, 1997             29.68               .60            8.69          9.29            (.61)           (8.56)         --
------------------------------------------------------------------------------------------------------------------------------------
Select Value Fund
Class C
October 31, 2002               8.51              (.02)          (1.07)        (1.09)           (.01)              --          --
October 31, 2001 (4)          10.00                --(d)        (1.48)        (1.48)           (.01)              --          --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002               8.53               .06           (1.07)        (1.01)           (.06)              --          --
October 31, 2001 (4)          10.00               .05           (1.48)        (1.43)           (.04)              --          --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002               8.54               .08           (1.07)         (.99)           (.09)              --          --
October 31, 2001 (4)          10.00               .09           (1.48)        (1.39)           (.07)              --          --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002               8.53               .07           (1.07)        (1.00)           (.08)              --          --
October 31, 2001 (4)          10.00               .08           (1.48)        (1.40)           (.07)              --          --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

30 Frank Russell Investment Company


                                                                   %                  %                 %
                       $                         $        Ratio of Expenses  Ratio of Expenses    Ratio of Net
        $             Net           %       Net Assets,       to Average         to Average     Investment Income         %
      Total       Asset Value,    Total    End of Period      Net Assets,        Net Assets,       to Average         Portfolio
  Distributions  End of Period  Return (b)     (000)            Net (c)           Gross (c)       Net Assets (c)    Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
      (.03)          25.83       (17.31)        2,701            2.47               2.47              (.40)             112.82
        --           31.27       (14.84)        1,070            2.36               2.36              (.44)             119.47
      (.21)          36.72         (.17)        1,035            2.31               2.31              (.22)              99.20
     (4.06)          37.02         2.03           995            2.10               2.10               .10              137.94
------------------------------------------------------------------------------------------------------------------------------------

      (.18)          26.11       (16.74)        1,117            1.73               1.73               .29              112.82
      (.10)          31.55       (14.22)          943            1.61               1.61               .30              119.47
      (.44)          36.89          .46         1,095            1.56               1.56               .53               99.20
     (4.14)          37.20          .04         1,061            1.35               1.35               .80              137.94
     (4.84)          41.45        12.41           745            1.42               1.42               .90              149.63
    (11.31)          41.43        32.68           338            1.74               1.74               .77              139.33
------------------------------------------------------------------------------------------------------------------------------------

      (.25)          25.96       (16.55)       77,386            1.48               1.48               .52              112.82
      (.19)          31.38       (13.97)      107,381            1.37               1.37               .57              119.47
      (.44)          36.68          .66       150,057            1.31               1.31               .79               99.20
     (4.31)          36.92          .25       186,983            1.11               1.11              1.03              137.94
     (4.86)          41.26        12.99       250,491            1.01               1.01              1.30              149.63
    (11.94)          41.08        33.59       226,952            1.04               1.04              1.51              139.33
------------------------------------------------------------------------------------------------------------------------------------


      (.19)          18.61       (16.11)        1,860            1.37               1.37               .60              109.87
      (.19)          22.38       (14.30)        3,971            1.18               1.18               .83              118.26
      (.21)          26.32         1.40         6,327            1.17               1.17               .97              108.39
     (2.18)          26.18        (6.13)        7,927            1.03               1.03              1.25              146.28
------------------------------------------------------------------------------------------------------------------------------------

      (.25)          18.60       (15.90)       47,683            1.12               1.12               .87              109.87
      (.26)          22.38       (14.09)       75,578             .93                .93              1.08              118.26
      (.25)          26.33         1.59       129,405             .92                .92              1.22              108.39
     (2.93)          26.18          .25       168,361             .79                .79              1.39              146.28
     (3.90)          29.12        11.53       210,491             .74                .74              1.54              135.53
     (9.17)          29.80        33.13       242,112             .78                .78              1.77              128.86
------------------------------------------------------------------------------------------------------------------------------------


      (.01)           7.41       (12.82)        2,061            2.00               2.40              (.27)              92.95
      (.01)           8.51       (14.76)        1,844            2.00               2.64               .00               71.75
------------------------------------------------------------------------------------------------------------------------------------

      (.06)           7.46       (11.86)        3,314            1.04               1.43               .70               92.95
      (.04)           8.53       (14.33)        3,155            1.25               1.85               .76               71.75
------------------------------------------------------------------------------------------------------------------------------------

      (.09)           7.46       (11.72)       35,169             .79               1.22               .95               92.95
      (.07)           8.54       (13.92)       28,983             .79               1.48              1.25               71.75
------------------------------------------------------------------------------------------------------------------------------------

      (.08)           7.45       (11.78)       31,806             .87               1.27               .86               92.95
      (.07)           8.53       (14.04)       31,288             .86               1.50              1.18               71.75
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                             Frank Russell Investment Company 31

Footnotes to Financial Highlights--October 31, 2002

--------------------------------------------------------------------------------
(1)  For the ten months ended October 31, 2000.
(2)  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(3)  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(4) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

32 Frank Russell Investment Company

Frank Russell Investment Company

Notes to Statement of Net Assets--October 31, 2002

--------------------------------------------------------------------------------
Footnotes:

(AE) Nonincome-producing security.
(o)  Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)  Rate noted is yield-to-maturity from date of acquisition.
(c)  At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)  Forward commitment.
(p)  Perpetual floating rate security.
(u)  Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(0)  In default.
(a) Currency totaling $300,000 were held as collateral in connection with futures contracts purchased (sold).
(*) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(C)  At net asset value.


Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

Foreign Currency Abbreviations:

  ARS - Argentine peso            GBP - British pound sterling       PHP - Philippine peso
  AUD - Australian dollar         HKD - Hong Kong dollar             PLN - Polish zloty
  BRL - Brazilian real            HUF - Hungarian forint             RUB - Russian ruble
  CAD - Canadian dollar           IDR - Indonesian rupiah            SEK - Swedish krona
  CHF - Swiss franc               ILS - Israeli shekel               SGD - Singapore dollar
  CLP - Chilean peso              INR - Indian rupee                 SKK - Slovakian koruna
  CNY - Chinese renminbi yuan     ITL - Italian lira                 THB - Thai baht
  COP - Columbian peso            JPY - Japanese yen                 TRL - Turkish lira
  CRC - Costa Rica colon          KES - Kenyan schilling             USD - United States dollar
  CZK - Czech koruna              KRW - South Korean won             VEB - Venezuelan bolivar
  DKK - Danish krone              MXN - Mexican peso                 VND - Vietnam dong
  EGP - Egyptian pound            MYR - Malaysian kinggit            ZAR - South African rand
  EUR - Euro                      PEN - Peruvian nouveau sol

                                             Notes to Statement of Net Assets 33

Frank Russell Investment Company

Notes to Financial Statements--October 31, 2002

--------------------------------------------------------------------------------
1. Organization
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. Significant Accounting Policies
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments purchased by the Funds and maturing within 60 days are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

34 Notes to Financial Statements

Frank Russell Investment Company

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

                                                Notes to Financial Statements 35

Frank Russell Investment Company

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity Income, Equity III and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

36 Notes to Financial Statements

Frank Russell Investment Company

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------

3. Investment Transactions

   Securities

   During the fiscal year ended October 31, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                  Purchases           Sales
   -----------------------------------------------------------
   Equity Income                $108,408,133      $116,348,316
   Equity III                     68,728,160        83,125,726
   Select Value                   87,461,419        67,561,772

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2002, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                 Value of            Value of
                            Securities on Loan      Collateral
   -----------------------------------------------------------
   Equity Income                 $  8,455            $  8,658
   Equity III                      34,829              35,596
   Select Value                   280,385             285,638

   As of October 31, 2002, the cash collateral received for the securities on loan are invested as follows:

                                                 Deutsche Bank
                             FRIC Money Market    IDA Fund(1)
   -----------------------------------------------------------
   Equity Income                 $  6,497          $ 2,160
   Equity III                      26,710            8,879
   Select Value                   214,319           71,242

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

4. Related Parties

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of October 31, 2002, $809,265,969 of the Money Market Fund's net assets represents investments by these Funds and other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $595,000,000 is invested in the Money Market Fund.

                                                Notes to Financial Statements 37

Frank Russell Investment Company

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below. Prior to April 8, 2002, FRIMCo reduced its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                               Annual Rate
                         Advisor       Administrator
   -------------------------------------------------
   Equity Income          0.75%            0.05%
   Equity III             0.55             0.05
   Select Value           0.70             0.05

   The Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $316,894. There were no reimbursements for the fiscal year ended October 31, 2002.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the fiscal year ended October 31, 2002, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                          Amount
   Underlying Funds                        Paid
   ---------------------------------------------
   Equity Income                           $ 95
   Equity III                               102
   Select Value                             134

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. Total fees for the Funds reported herein for the fiscal year ended October 31, 2002 were $32,083.

   Transfer agent

   The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the fiscal year ended October 31, 2002 were $446,709.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the fiscal year ended October 31, 2002 were as follows:

                                         TA Fee
       Fund                          Waiver Amount
   -----------------------------------------------
   Select Value                         $11,443

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

38 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the fiscal year ended October 31, 2002 were as follows:

        Underlying Funds           Amount
   --------------------------------------
   Equity Income                  $ 4,916
   Equity III                       6,578
   Select Value                    11,851

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Investment Company. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. Federal Income Taxes

   At October 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                        10/31/08       10/31/09        10/31/10         Totals
   -----------------------------------------------------------------------------
   Equity Income      $11,599,781     $  451,724     $ 2,518,343     $14,569,848
   Equity III           9,236,773             --              --       9,236,773
   Select Value                --      4,530,474      10,676,285      15,206,759

   At October 31, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                    Equity Income    Equity III    Select Value
   --------------------------------------------------------------------------------------------
   Cost of Investments                              $ 88,000,218    $51,654,950    $ 78,743,144
                                                    ============     ==========    ============
   Unrealized Appreciation                          $  8,829,658    $ 1,931,253    $  3,150,443
   Unrealized Depreciation                           (15,564,080)    (2,894,398)     (9,411,800)
                                                    ------------     ----------    ------------
   Net Unrealized Appreciation (Depreciation)       $ (6,734,422)   $  (963,145)   $ (6,261,357)
                                                    ============     ==========    ============
   Undistributed Ordinary Income                    $         --    $        --    $      6,746
   Undistributed Long-Term Capital Gains
      (Capital Loss Carryforward)                   $(14,569,848)   $(9,236,773)   $(15,206,759)
   Tax Composition of Distributions:
   Ordinary Income                                  $    522,165    $   755,480    $    767,479
   Long-Term Capital Gains                          $         --    $        --    $         --
   Tax Return of Capital                            $    273,478    $        --    $         --

                                                Notes to Financial Statements 39

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
6. Fund Share Transactions

   Share transactions for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                                Shares                        Dollars (000)
Equity Income                                           2002              2001            2002            2001
   Class C
   Proceeds from shares sold                             86,583             9,306     $     2,655      $      319
   Proceeds from reinvestment of distributions              100                --               2              --
   Payments for shares redeemed                         (16,367)           (3,269)           (494)           (113)
                                                   ------------      ------------     -----------      ----------
   Net increase (decrease)                               70,316             6,037           2,163             206
                                                   ------------      ------------     -----------      ----------

   Class E
   Proceeds from shares sold                             22,994            34,360             710           1,224
   Proceeds from reinvestment of distributions              234                88               7               3
   Payments for shares redeemed                         (10,327)          (34,247)           (283)         (1,216)
                                                   ------------      ------------     -----------      ----------
   Net increase (decrease)                               12,901               201             434              11
                                                   ------------      ------------     -----------      ----------

   Class S
   Proceeds from shares sold                            739,870         1,194,923          23,100          41,620
   Proceeds from reinvestment of distributions           23,614            18,288             687             623
   Payments for shares redeemed                      (1,204,745)       (1,881,238)        (37,165)        (64,995)
                                                   ------------      ------------     -----------      ----------
   Net increase (decrease)                             (441,261)         (668,027)        (13,378)        (22,752)
                                                   ------------      ------------     -----------      ----------
   Total increase (decrease)                           (358,044)         (661,789)    $   (10,781)     $  (22,535)
                                                   ============      ============     ===========      ==========

Equity III

   Class E
   Proceeds from shares sold                             17,499            18,005     $       396      $      455
   Proceeds from reinvestment of distributions            1,177             1,691              25              42
   Payments for shares redeemed                         (96,188)          (82,674)         (2,192)         (2,049)
                                                   ------------      ------------     -----------      ----------
   Net increase (decrease)                              (77,512)          (62,978)         (1,771)         (1,552)
                                                   ------------      ------------     -----------      ----------

   Class I
   Proceeds from shares sold                            713,419         1,816,884          15,799          46,104
   Proceeds from reinvestment of distributions           27,907            32,910             592             808
   Payments for shares redeemed                      (1,554,744)       (3,388,076)        (35,241)        (85,430)
                                                   ------------      ------------     -----------      ----------
   Net increase (decrease)                             (813,418)       (1,538,282)        (18,850)        (38,518)
                                                   ------------      ------------     -----------      ----------
   Total net increase (decrease)                       (890,930)       (1,601,260)    $   (20,621)     $  (40,070)
                                                   ============      ============     ===========      ==========

40 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
Fund Share Transactions - continued

                                                             Shares               Dollars (000)
Select Value (a)                                        2002        2001        2002        2001
   Class C
   Proceeds from shares sold                           130,424     223,038    $  1,117    $ 2,153
   Proceeds from reinvestment of distributions             239         181           3          2
   Payments for shares redeemed                        (69,251)     (6,468)       (605)       (55)
                                                   -----------  ----------    --------    -------
   Net increase (decrease)                              61,412     216,751         515      2,100
                                                   -----------  ----------    --------    -------
   Class E
   Proceeds from shares sold                           179,451     394,890       1,483      3,786
   Proceeds from reinvestment of distributions           3,425         811          28          7
   Payments for shares redeemed                       (108,225)    (25,822)       (825)      (250)
                                                   -----------  ----------    --------    -------
   Net increase (decrease)                              74,651     369,879         686      3,543
                                                   -----------  ----------    --------    -------
   Class I
   Proceeds from shares sold                         1,688,127   3,434,442      14,913     33,635
   Proceeds from reinvestment of distributions          30,461      19,957         251        180
   Payments for shares redeemed                       (398,266)    (58,864)     (3,014)      (515)
                                                   -----------  ----------    --------    -------
   Net increase (decrease)                           1,320,322   3,395,535      12,150     33,300
                                                   -----------  ----------    --------    -------
   Class S
   Proceeds from shares sold                         1,861,114   3,961,683      16,038     38,602
   Proceeds from reinvestment of distributions          43,099      24,255         356        216
   Payments for shares redeemed                     (1,303,030)   (317,533)    (10,869)    (2,826)
                                                   -----------  ----------    --------    -------
   Net increase (decrease)                             601,183   3,668,405       5,525     35,992
                                                   -----------  ----------    --------    -------
   Total net increase (decrease)                     2,057,568   7,650,570    $ 18,876     74,935
                                                   ===========  ==========    ========    =======

(a) Share transactions for all Classes are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

7.  Line of Credit

    Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns for the year ended October 31, 2002.

8.  Beneficial Interest

    As of October 31, 2002, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                     %            %            %
--------------------------------------------------------------------
Equity Income                     19.3          --           --
Equity III                        47.7          --           --
Select Value                      52.4        20.7         16.6

                                                Notes to Financial Statements 41

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements--October 31, 2002

--------------------------------------------------------------------------------
9.  Dividends

    On December 12, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 17, 2002 to shareholders on record December 13, 2002.


                                     Net Investment      Short-Term      Long-Term
                                         Income        Capital Gains   Capital Gains
------------------------------------------------------------------------------------
    Equity Income - Class C          $  0.0200            $  --           $  --
    Equity Income - Class E             0.0662               --              --
    Equity Income - Class S             0.0823               --              --
    Equity III - Class E                0.0936               --              --
    Equity III - Class I                0.1054               --              --
    Select Value - Class C              0.0082               --              --
    Select Value - Class E              0.0222               --              --
    Select Value - Class I              0.0280               --              --
    Select Value - Class S              0.0264               --              --

42 Notes to Financial Statements

Report of Independent Accountants






To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each series of Frank Russell Investment Company (in this report comprised of Equity Income, Equity III and Select Value (the "Funds")) at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




[GRAPHIC]


Seattle, Washington
December 16, 2002

                                            Report of Independent Accountants 43

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors--October 31, 2002 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

-----------------------------------------------------------------------------------------------------------------------------------
                            Position(s) Held
        Name,                with Fund and                Term          Principal Occupation(s)
         Age,                 Length of                    of               During the
       Address               Time Served                 Office            Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
-----------------------------------------------------------------------------------------------------------------------------------
  *George F. Russell, Jr.,  Trustee Emeritus and    Appointed until    . Currently, Chairman Emeritus, FRC
   Born July 3, 1932        Chairman                successor is       . Currently, Chairman Emeritus, FRIC
                                                    duly elected and     and RIF
   909 A Street             Emeritus since 1999     qualified          . From 1984 to December 1998,
   Tacoma, Washington                                                    Chairman of the Board of FRIC
   98402-1616                                                            and RIF
-----------------------------------------------------------------------------------------------------------------------------------
  *Lynn L. Anderson,        Trustee since 1987      Appointed until    . Vice Chairman, FRC;
   Born April 22, 1939                              successor is       . Chairman of the Board,
                                                    duly elected and     Trustee, FRIC and RIF;
   909 A Street                                     qualified          . CEO and Chairman of the Board,
   Tacoma, Washington                                                    Russell Fund Distributors, Inc.
   98402-1616               Chairman of the Board   Until successor      and FRIMCo;
                            since 1999              is chosen and      . Trustee, President and Chairman
                                                    qualified by         of the Board, SSgA Funds
                                                    trustees             (investment company) Trustee
                                                                         and Chairman of the Board,
                                                                         Frank Russell Trust Company
                                                                       . Until October 2002, President and
                                                                         CEO, FRIC and RIF
-----------------------------------------------------------------------------------------------------------------------------------
  *Michael J.A. Phillips,   Trustee since           Appointed until    . Chairman of the Board, President and
   Born January 20, 1948    January 2, 2002         successor is         CEO, FRC
                                                    duly elected and   . Trustee, FRIC and RIF
   909 A Street                                     qualified
   Tacoma, Washington
   98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
-----------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984      Appointed until    . 1996 to present, President,
Born October 15, 1931                               successor is         Anderson Management Group LLC
                                                    duly elected and     (private investments consulting)
909 A Street                                        qualified
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee since 1985      Appointed until    . Retired since 1997
Born December 1, 1919                               successor is       . Until 1997, President, Paul Anton
                                                    duly elected and     and Associates (Marketing
909 A Street                                        qualified            Consultant on emerging international
Tacoma, Washington                                                       markets for small corporations)
98402-1616

--------------------------------------------------------------------------------
                               No. of
                             Portfolios
                             in Russell
                                Fund
        Name,                 Complex                   Other
         Age,                 Overseen             Directorships Held
       Address               by Trustee                by Trustee
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
--------------------------------------------------------------------------------
  *George F. Russell, Jr.,      36                 None
   Born July 3, 1932

   909 A Street
   Tacoma, Washington
   98402-1616
--------------------------------------------------------------------------------
  *Lynn L. Anderson,            36                 . Trustee, The
   Born April 22, 1939                               SSgA Funds
                                                     (investment
   909 A Street                                      company);
   Tacoma, Washington
   98402-1616
--------------------------------------------------------------------------------
  *Michael J.A. Phillips,       36                 None
   Born January 20, 1948

   909 A Street
   Tacoma, Washington
   98402-1616
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
--------------------------------------------------------------------------------
Paul E. Anderson,               36                 None
Born October 15, 1931

909 A Street
Tacoma, Washington
98402-1616
--------------------------------------------------------------------------------
Paul Anton, Ph.D.,              36                 None
Born December 1, 1919

909 A Street
Tacoma, Washington
98402-1616

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

44 Disclosure of Information about Fund Directors

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    No. of
                                                                                                                  Portfolios
                                                                                                                  in Russell
                               Position(s) Held                                                                      Fund
    Name,                       with Fund and              Term             Principal Occupation(s)                 Complex
     Age,                         Length of                 of                    During the                        Overseen
   Address                       Time Served              Office                 Past 5 Years                      by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------
------------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,           Trustee since 1984       Appointed until      . Retired since 1986                        36
Born June 8, 1925                                     successor is
                                                      duly elected and
909 A Street                                          qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,            Trustee since 2000       Appointed until      . President, Kristianne Gates Blake,        36
Born January 22, 1954                                 successor is           P.S. (accounting services)
                                                      duly elected and
909 A Street                                          qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,             Trustee since 1984       Appointed until      . Retired since 1995                        36
Born October 6, 1930                                  successor is
                                                      duly elected and
909 A Street                                          qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,           Trustee since 1984       Appointed until      . Retired since 1981                        36
Born May 5, 1926                                      successor is
                                                      duly elected and
909 A Street                                          qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.     Trustee since 2000       Appointed until      . Currently, President, Simpson             36
Born December 21, 1955                                successor is           Investment Company and several
                                                      duly elected and       additional subsidiary companies,
909 A Street                                          qualified              including Simpson Timber Company,
Tacoma, Washington                                                           Simpson Paper Company and
98402-1616                                                                   Simpson Tacoma Kraft Company
------------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston              Trustee since 2002       Appointed until      . Retired since 2000                        36
Born October 2, 1943                                  successor is           1997 to 2000, Arbitrator,
                                                      duly elected and       The American Arbitration
909 A Street                                          qualified              Association Commercial Panel
Tacoma, Washington                                                           1995 to 1999, Hearing Officer,
98402-1616                                                                   University of Washington
                                                                             1987 to 1997, Consulting Attorney
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------
    Name,                         Other
     Age,                   Directorships Held
   Address                      by Trustee
----------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------
----------------------------------------------------------
William E. Baxter,                 None
Born June 8, 1925

909 A Street
Tacoma, Washington
98402-1616
----------------------------------------------------------
Kristianne Blake,                . Trustee,
Born January 22, 1954              WM Group
                                   of Funds
909 A Street                       (investment
Tacoma, Washington                 company);
98402-1616                       . Director,
                                   Avista Corp.
----------------------------------------------------------
Lee C. Gingrich,                   None
Born October 6, 1930

909 A Street
Tacoma, Washington
98402-1616
----------------------------------------------------------
Eleanor W. Palmer,                 None
Born May 5, 1926

909 A Street
Tacoma, Washington
98402-1616
----------------------------------------------------------
Raymond P. Tennison, Jr.           None
Born December 21, 1955

909 A Street
Tacoma, Washington
98402-1616
----------------------------------------------------------
Julie W. Weston                    None
Born October 2, 1943

909 A Street
Tacoma, Washington
98402-1616
----------------------------------------------------------

                               Disclosure of Information about Fund Directors 45

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                         Position(s) Held
      Name,               with Fund and              Term                         Principal Occupation(s)
      Age,                  Length of                 of                               During the
    Address                Time Served              Office                            Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,         Treasurer and Chief     Until successor     . Treasurer and Chief Accounting Officer,
Born November 26, 1963   Accounting Officer      is chosen and         FRIC and RIF 1996 to present,
                         since 1998              qualified by        . Director, Funds Administration, FRIMCo and Frank Russell
909 A Street                                     Trustees              Trust Company
Tacoma, Washington                                                   . Treasurer, SSgA Funds (investment company);
98402-1616                                                           . Manager, Funds Accounting and Taxes, Russell Fund
                                                                       Distributors, Inc.
                                                                     . April 1996 to August 1998, Assistant Treasurer, FRIC and RIF;
                                                                       November 1995 to July 1998, Assistant Secretary, SSgA Funds;
                                                                       February 1997 to July 1998, Manager, Funds Accounting and
                                                                       Taxes, FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,         Director of             Until removed by    . Director of Investments, FRIC and RIF
Born October 3, 1953     Investments             Trustees            . Chief Investment Officer, Frank Russell Trust Company
                         since 1991                                  . Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,             Secretary and           Until removed by    . Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941     General Counsel         Trustees            . Frank Russell Trust Company and Russell Fund Distributors,
                         since 1994                                    Inc.
909 A Street                                                         . Director, Secretary and General Counsel, Frank Russell
Tacoma, Washington                                                     Capital Inc.
98402-1616                                                           . Director and Secretary, Russell 20-20 Association
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson         Director of             Until removed by    . Director of Short-Term Investment Funds, FRIC, RIF, FRIMCo
Born July 20, 1960       Short-Term              Trustees              and Frank Russell Trust Company
                         Investment Funds                            . From 1991 to 2001, Portfolio Manager, FRIC, RIF, FRIMCo and
909 A Street             since 2001                                    Frank Russell Trust Company
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

46 Disclosure of Information about Fund Directors

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter
----------------------------------------------------------------

1. Election of Trustees.
Vote:
-----

                                     For                              Abstain
                              -----------------                    -------------
Kristianne Blake              2,411,474,404.404                    8,451,167.148
Raymond P. Tennison, Jr.      2,411,476,320.327                    8,449,251.225

2. To amend the Equity Income and Equity III Funds' fundamental investment objective such that such Funds will seek to provide capital appreciation.
Vote:
-----

                                     For              Against         Abstain
                              -----------------   --------------   -------------
Equity Income                     1,110,057.494       52,288.333      56,325.990
Equity III                        1,938,339.173          722.982       4,692.000

3.a To amend the fundamental investment restriction regarding borrowing.
Vote:
-----

                                     For              Against         Abstain
                              -----------------   --------------   -------------
Equity Income                     1,076,413.899      120,100.013      22,157.905
Equity III                        1,738,364.973      200,697.182       4,692.000
Select Value                      6,242,607.336       17,766.080           0.000

3.b To amend the fundamental investment restriction regarding underwriting.
Vote:
-----

                                     For              Against         Abstain
                              -----------------   --------------   -------------
Equity Income                     1,157,480.666       39,485.357      21,705.794
Equity III                        1,938,339.173          722.982       4,692.000
Select Value                      6,260,373.416            0.000           0.000

3.c To amend the fundamental investment restriction regarding lending.
Vote:
-----

                                     For              Against         Abstain
                              -----------------   --------------   -------------
Equity Income                     1,166,632.794       29,258.224      22,780.799
Equity III                        1,929,727.173        9,334.982       4,692.000
Select Value                      6,255,463.416        4,910.000           0.000

3.d To amend the fundamental investment restriction regarding investing in commodities.
Vote:
-----

                                     For              Against         Abstain
                              -----------------   --------------   -------------
Equity Income                     1,042,871.729      154,045.055      21,755.033
Equity III                        1,738,364.973      200,697.182       4,692.000
Select Value                      6,247,871.246       12,502.170           0.000

                                   Matter Submitted to a Vote of Shareholders 47

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
3.e To amend the fundamental investment restriction regarding issuing senior securities.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,143,490.441    53,185.010    21,996.366
Equity III                             1,767,610.173   171,451.982     4,692.000
Select Value                           6,247,871.246    12,502.170         0.000

3.f To amend the fundamental investment restriction regarding industry concentration.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,113,294.835    82,504.949    22,872.033
Equity III                             1,909,093.973    29,968.182     4,692.000
Select Value                           6,249,572.416    10,801.000         0.000

5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,056,722.999    141,044.428   20,904.390
Equity III                             1,900,481.973     38,580.182    4,692.000
Select Value                           6,251,462.416      8,911.000        0.000

5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,060,668.979    137,099.448   20,903.390
Equity III                             1,901,783.973     37,278.182    4,692.000
Select Value                           6,249,572.416     10,801.000        0.000

5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,160,529.244     36,318.850   21,823.723
Equity III                             1,937,037.173      2,024.982    4,692.000
Select Value                           6,254,482.416      5,891.000        0.000

5.d To eliminate the fundamental investment restriction regarding investments in options.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,074,522.591   123,048.503    21,100.723
Equity III                             1,901,783.973    37,278.182     4,692.000
Select Value                           6,260,373.416         0.000         0.000

5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,138,143.886    59,691.541    20,836.390
Equity III                             1,774,920.173   164,141.982     4,692.000
Select Value                           6,258,672.246     1,701.170         0.000

48 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,172,296.729    24,444.365    21,930.723
Equity III                             1,931,029.173     8,032.982     4,692.000
Select Value                           6,252,444.416     7,929.000         0.000

5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
Vote:
-----

                                            For          Against        Abstain
                                       -------------   -----------    ----------
Equity Income                          1,031,321.942   132,127.885    55,221.990
Equity III                             1,745,674.973   193,387.182     4,692.000
Select Value                           6,244,851.246    15,522.170         0.000

                                   Matter Submitted to a Vote of Shareholders 49

Institutional Funds
Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------
Trustees
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Michael J.A. Phillips
  Raymond P. Tennison, Jr.
  Julie W. Weston

Trustees Emeritus
  George F. Russell, Jr.

Officers
  Lynn L. Anderson, Chairman of the Board
  Leonard P. Brennan, President and Chief Executive Officer
  Karl Ege, Secretary and General Counsel
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Mark Amberson, Director of Short Term Investment Funds
  Randall P. Lert, Director of Investments
  Sharon L. Hammel, Director of Portfolio Implementation
  Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
  Mary Beth Rhoden, Assistant Secretary
  Greg S. Korte, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Stephen J. Meyer, Assistant Treasurer
  Amy L. Osler, Assistant Secretary

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Independent Accountants
  PricewaterhouseCoopers LLP
  1420 5th Avenue
  Suite 1900
  Seattle, WA 98101

Money Managers

Equity Income Fund
  Barclays Global Fund Advisors, San Francisco, CA
  Brandywine Asset Management, LLC, Wilmington, DE
  DePrince, Race & Zollo, Inc., Orlando, FL
  Iridian Asset Management LLC, Westport, CT

Equity III Fund
  Barclays Global Fund Advisors, San Francisco, CA
  Brandywine Asset Management, LLC, Wilmington, DE
  DePrince, Race & Zollo, Inc., Orlando, FL
  Iridian Asset Management LLC, Westport, CT

Select Value Fund
  Iridian Asset Management LLC, Westport, CT
  MFS Institutional Advisors, Inc., Boston, MA
  Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

50 Manager, Money Managers and Service Providers

[LOGO] Russell


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED July 8, 2003

                                SELECT VALUE FUND
                (a sub-trust of Frank Russell Investment Company)

                        to acquire the assets of each of

                             EQUITY INCOME FUND AND
                                 EQUITY III FUND
             (each, a sub-trust of Frank Russell Investment Company)

                                  909 A Street
                            Tacoma, Washington 98402
                                 1-800-787-7354

     This Statement of Additional Information relates specifically to the reorganizations of Equity Income Fund and Equity III Fund, each a series of Frank Russell Investment Company (each a "Target Fund") into Select Value Fund, also a series of Frank Russell Investment Company (the "Acquiring Fund"). Pursuant to these reorganizations, the Acquiring Fund would acquire all or substantially all of the assets and all of the liabilities of each Target Fund, and Acquiring Fund shares would be distributed pro rata by each Target Fund to the holders of its shares, in complete liquidation of the Target Fund.

     This Statement of Additional Information consists of this cover page and the following documents, certain of which are incorporated by reference herein as indicated below:

1. The Statement of Additional Information dated February 28, 2003, as supplemented through _____________, 2003 of the Target Funds and the Acquiring Fund, included in Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Frank Russell Investment Company, previously filed on EDGAR on February 27, 2003, (SEC File Nos. 2-71299/811-3153).

2. The audited financial statements of Equity III Fund and the Acquiring Fund included in the Institutional Funds Annual Report of Frank Russell Investment Company for the fiscal year ended October 31, 2002, previously filed on EDGAR on January 6, 2003.

3. The unaudited financial statements of Equity III Fund and the Acquiring Fund included in the Institutional Funds Semi-Annual Report of Frank Russell Investment Company for the six months ended April 30, 2003, previously filed on EDGAR on June [__], 2003.

4. The audited financial statements of Equity Income Fund and the Acquiring Fund included in the Russell Funds Annual Report of Frank Russell Investment Company for the fiscal year ended October 31, 2002, previously filed on EDGAR on January 6, 2003.

5. The unaudited financial statements of Equity Income Fund and the Acquiring Fund included in the Russell Funds Semi-Annual Report of Frank Russell Investment Company for the six months ended April 30, 2003, previously filed on EDGAR on June [__], 2003.

6. The pro forma condensed financial statements and schedules of the Target Funds and the Acquiring Fund required by Rule 11-01 of Regulation S-X are filed herein.

     This Statement of Additional Information dated July 8, 2003 is not a prospectus. A Prospectus/Proxy Statement dated July 8, 2003 relating to the above-referenced matters may be obtained from the Acquiring Fund or the Target Funds at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

Pro Forma Condensed Financial Statements and Notes to the Pro Forma Condensed Financial Statements

Presented below are the pro forma financial statements relating to the merger of Equity Income and Equity III Funds into the Value Fund, assuming that both Reorganizations will occur. The pro forma financial statements show you what the Value Fund financial statements would have looked like had the merger already occurred as of the dates specified in the Notes. The intent is to demonstrate that shareholders from all three funds will benefit by way of an increased asset base and reduced operating expense ratios. For further information regarding the Reorganizations, please carefully read Proposals 1 and 2 of the Proxy Statement.

--------------------------------------------------------------------------------
Pro Forma Condensed Statement of Assets and Liabilities - October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Amounts in thousands (except per share amounts)
--------------------------------------------------------------------------------

                                                                            Equity
                                                                            Income        Equity III        Value Fund
                                                        Value Fund           Fund            Fund           pro forma
                                                       -------------    -------------    -------------    -------------
Investments, at identified cost                        $      78,789    $      90,384    $      55,594    $     224,767
                                                       -------------    -------------    -------------    -------------
Investments, at market                                        72,482           81,266           50,692          204,440
Other assets                                                     769            1,139              649            2,557
                                                       -------------    -------------    -------------    -------------
Total Assets                                                  73,251           82,405           51,341          206,997
                                                       -------------    -------------    -------------    -------------
Total Liabilities                                                901            1,201            1,798            3,900
                                                       -------------    -------------    -------------    -------------
Net Assets                                             $      72,350    $      81,204    $      49,543    $     203,097
                                                       =============    =============    =============    =============
Net Assets Consist of:
Undistributed net investment income                    $           7    $          --    $          --    $           7
Accumulated net realized gain (loss)                         (15,224)         (12,228)          (5,357)         (32,809)
Unrealized appreciation (depreciation)                        (6,244)          (9,076)          (4,843)         (20,163)
Shares of beneficial interest                                     97               31               27              155
Additional paid-in capital                                    93,714          102,477           59,716          255,907
                                                       -------------    -------------    -------------    -------------
Net Assets                                             $      72,350    $      81,204    $      49,543    $     203,097
                                                       =============    =============    =============    =============
Net Asset Value, offering and redemption price
per share:
Class C:
Net asset value per share                              $        7.41    $       25.83    $          --    $        7.41
                                                       -------------    -------------    -------------    -------------
Net assets                                             $   2,061,414    $   2,700,579    $          --    $   4,761,993
                                                       -------------    -------------    -------------    -------------
Shares outstanding ($.01 par value)                          278,163          104,534               --          642,614
                                                       -------------    -------------    -------------    -------------
Class E:
Net asset value per share                              $        7.46    $       26.11    $       18.61    $        7.46
                                                       -------------    -------------    -------------    -------------
Net assets                                             $   3,314,086    $   1,117,247    $   1,859,651    $   6,290,984
                                                       -------------    -------------    -------------    -------------
Shares outstanding ($.01 par value)                          444,530           42,789           99,931          843,578
                                                       -------------    -------------    -------------    -------------
Class I:
Net asset value per share                              $        7.46    $          --    $       18.60    $        7.46
                                                       -------------    -------------    -------------    -------------
Net assets                                             $  35,169,417    $          --    $  47,683,604    $  82,853,021
                                                       -------------    -------------    -------------    -------------
Shares outstanding ($.01 par value)                        4,715,857               --        2,563,027       11,107,761
                                                       -------------    -------------    -------------    -------------
Class S:
Net asset value per share                              $        7.45    $       25.96    $          --    $        7.45
                                                       -------------    -------------    -------------    -------------
Net assets                                             $  31,805,580    $  77,386,596    $          --    $ 109,192,176
                                                       -------------    -------------    -------------    -------------
Shares outstanding ($.01 par value)                        4,269,588        2,981,179               --       14,657,051
                                                       -------------    -------------    -------------    -------------

--------------------------------------------------------------------------------
Pro Forma Condensed Statement of Operations--For the Fiscal Year Ended
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Amounts in thousands
--------------------------------------------------------------------------------

                                                                        Equity                  Pro Forma
                                                                        Income    Equity III   Adjustments   Value Fund
                                                         Value Fund      Fund        Fund        (Note 2)    pro forma
                                                         ----------   ----------  -----------   ----------   ----------

Investment Income                                        $    1,388   $    2,024   $    1,336   $       --   $    4,748
                                                         ----------   ----------  -----------   ----------   ----------

Advisory fees                                                   557          751          367           61        1,736
Other expenses                                                  467          765          392         (508)       1,116
                                                         ----------   ----------  -----------   ----------   ----------
Expenses before reductions                                    1,024        1,516          759         (447)       2,852
Expense reductions                                             (328)          --           --         (238)        (566)
                                                         ----------   ----------  -----------   ----------   ----------
Net expenses                                                    696        1,516          759         (685)       2,286
                                                         ----------   ----------  -----------   ----------   ----------
Net investment income (loss)                                    692          508          577          685        2,462
                                                         ----------   ----------  -----------   ----------   ----------
Net Realized and Unrealized Gain (Loss):
   Net realized gain (loss)                                 (10,334)      (7,174)      (2,789)          --      (20,297)
   Net change in unrealized appreciation (depreciation)      (1,386)      (9,947)      (6,418)          --      (17,751)
                                                         ----------   ----------  -----------   ----------   ----------
Net realized and unrealized gain (loss)                     (11,720)     (17,121)      (9,207)          --      (38,048)
                                                         ----------   ----------  -----------   ----------   ----------
Net Increase (Decrease) in Net Assets from Operations    $  (11,028)  $  (16,613)  $   (8,630)  $      685   $  (35,586)
                                                         ==========   ==========  ===========   ==========   ==========

Note 1. General
     The accompanying pro forma condensed financial statements are presented to show the effect of the proposed mergers of the Equity III and Equity Income Funds into the Value Fund. The Pro Forma Condensed Statement of Assets and Liabilities is presented as if such mergers had taken place as of October 31, 2002. The Pro Forma Condensed Statement of Operations is presented as if such mergers had taken place at the beginning of the fiscal year ended October 31, 2002.
     Under the terms of the Plan of Reorganization, the mergers of the Equity III and Equity Income Funds into the Value Fund will be treated as a tax-free business combination and, accordingly, the historical cost basis of investments of Equity III and Equity Income Funds will be carried forward to the Value Fund. In addition, shareholders of Class E and I of Equity III Fund and shareholders of Class C, E and S of Equity Income Fund will receive shares of the corresponding class of shares of Value Fund with an equal value.
     The accompanying pro forma condensed financial statements have been presented under the assumption that the shareholders of both Equity III and Equity Income Funds will approve the mergers.
     The accompanying pro forma condensed financial statements should be read in conjunction with the financial statements and statements of net assets of the Equity III, Equity Income and Value Funds which are included in their respective annual reports dated October 31, 2002.

Note 2. Pro Forma Adjustments
     Pro forma adjustments reflect (1) the net increase in Advisory fee (an increase with respect to the net assets of Equity III Fund net of a decrease with respect to the net assets of Equity Income Fund) to reflect the advisory fee rate of the Value Fund, (2) a reduction in expenses to reflect known duplication of services once the mergers take place, (3) an increase in the expense waiver to reflect the expense caps in place for the Value Fund, and (4) the issuance of shares by the Value Fund for the net assets of Equity III and Equity Income Fund.

Note 3. Merger Expenses
     Expenses of the mergers have not been reflected in the pro forma financial statements. Each Fund will bear its direct operational expenses with respect to the Reorganization.

Pro Forma Statement of Net Assets--October 31, 2002 (Unaudited)

                                                                                                         Value Fund
                                           Value Fund      Equity Income Fund     Equity III Fund        pro forma
                                        ----------------   ------------------    ----------------    -----------------
                                                  Market              Market               Market               Market
                                        Number    Value     Number    Value      Number    Value      Number    Value
                                          of      (000)       of      (000)        of      (000)        of      (000)
                                        Shares      $       Shares      $        Shares      $        Shares      $
                                        ------    ------    ------    ------     ------    ------     ------    ------
Common Stocks- 96.13%
Auto and Transportation- 1.65%
American Axle & Manufacturing
Holdings, Inc. (AE)                                          1,597       38       1,040       25       2,637       63
AMR Corp. (AE)                                                 271        1         190        1         461        2
AO Smith Corp.                           4,300      94                                                 4,300       94
ArvinMeritor, Inc.                                           1,981       30       1,291       20       3,272       50
Burlington Northern Santa Fe Corp.                          17,451      449      10,470      269      27,921      718
Canadian National Railway Co.            3,389     145                                                 3,389      145
CNF, Inc.                                4,300     138                                                 4,300      138
Cooper Tire & Rubber Co.                                     4,024       52       2,620       34       6,644       86
CSX Corp.                                                      110        3         140        4         250        7
Delphi Corp.                             7,760      54       5,605       39       3,660       25      17,025      118
FedEx Corp.                                                  2,811      150       1,830       97       4,641      247
Ford Motor Co.                                              34,241      290      21,007      178      55,248      468
General Motors Corp.                                           543       18         352       12         895       30
JetBlue Airways Corp. (AE)                                      80        3          50        2         130        5
Landstar System, Inc. (AE)               1,000      49                                                 1,000       49
Lear Corp. (AE)                         10,100     369         456       17         300       11      10,856      397
Paccar, Inc.                                                   480       21         310       14         790       35
Skywest, Inc.                                                  980       15         640       10       1,620       25
Southwest Airlines Co.                                       2,723       40       1,770       26       4,493       66
TRW, Inc.                                                    4,964      265       2,800      149       7,764      414
Union Pacific Corp.                                          2,071      122       1,350       80       3,421      202
                                               -------              -------              -------              -------
                                                   849                1,553                  957                3,359
                                               -------              -------              -------              -------
Consumer Discretionary- 12.10%
Abercrombie & Fitch Co. Class A (AE)    23,600     421                                                23,600      421
Advance Auto Parts (AE)                  1,700      91                                                 1,700       91
AnnTaylor Stores Corp. (AE)              4,300     101                                                 4,300      101
AOL Time Warner, Inc. (AE)                                  23,979      354      14,860      219      38,839      573
Aramark Corp. Class B (AE)               8,300     175                                                 8,300      175
Banta Corp.                                                    734       23         460       14       1,194       37
BearingPoint, Inc. (AE)                                     12,900      101       7,300       57      20,200      158
Best Buy Co., Inc. (AE)                  8,600     177                                                 8,600      177
BJ's Wholesale Club, Inc. (AE)                               7,800      158       4,370       88      12,170      246
Black & Decker Corp.                                           330       15         250       12         580       27
Blockbuster, Inc. Class A               14,000     336                                                14,000      336
Blyth, Inc.                                                  1,722       49       1,120       32       2,842       81
Career Education Corp. (AE)                                    480       19         350       14         830       33
Carnival Corp.                          13,100     342      14,900      389       8,800      230      36,800      961
CEC Entertainment, Inc. (AE)                                   260        7         170        5         430       12
Cendant Corp. (AE)                      50,600     582      44,600      513      26,500      305     121,700    1,400

                                                                                                                     Value Fund
                                             Value Fund           Equity Income Fund        Equity III Fund           pro forma
                                      ------------------------- ------------------------ ---------------------- --------------------
                                                     Market                    Market                  Market                Market
                                        Number        Value       Number       Value       Number      Value      Number      Value
                                          of          (000)         of         (000)         of        (000)        of        (000)
                                        Shares          $         Shares         $         Shares        $        Shares        $
                                      ------------ ------------ ------------ ----------- ------------ --------- ------------ -------
Clear Channel Communications,
  Inc. (AE)                             13,600         504           470         17          310         11       14,380        532
Clorox Co.                               6,600         297        11,190        503        7,030        316       24,820      1,116
Colgate-Palmolive Co.                                                143          8           90          5          233         13
Columbia Sportswear Co. (AE)             1,300          52                                                         1,300         52
Darden Restaurants, Inc.                                           2,525         48        1,725         33        4,250         81
DoubleClick, Inc. (AE)                                             1,640         11        1,070          7        2,710         18
Dow Jones & Co., Inc.                                              6,200        218        3,800        133       10,000        351
Eastman Kodak Co.                        3,700         122         3,200        105        2,000         66        8,900        293
EchoStar Communications Corp.
  Class A (AE)                                                       640         13          420          9        1,060         22
Electronics Boutique Holdings
  Corp.(AE)                              2,200          55                                                         2,200         55
Expedia, Inc. Class A (AE)                                            91          6           60          4          151         10
Family Dollar Stores                                                 483         15          310         10          793         25
Federated Department Stores (AE)        12,900         396         2,865         88        1,868         57       17,633        541
Fortune Brands, Inc.                                               1,752         88        1,140         57        2,892        145
Gannett Co., Inc.                        5,180         393           651         49          420         32        6,251        474
Gemstar-TV Guide International,
  Inc. (AE)                                                          892          3          580          2        1,472          5
Gillette Co. (The)                                                 3,306         99        2,150         64        5,456        163
GTECH Holdings Corp. (AE)                2,900          75         1,204         31          780         20        4,884        126
Harrah's Entertainment, Inc. (AE)                                  1,760         74        1,150         48        2,910        122
Hearst-Argyle Television, Inc. (AE)                                  260          6          170          4          430         10
Home Depot, Inc.                        24,900         719        27,409        792       16,830        486       69,139      1,997
Interpublic Group Cos., Inc.                                      19,520        234       11,600        139       31,120        373
JC Penney Co., Inc. Holding Co.                                   11,300        215        6,900        131       18,200        346
Jones Apparel Group, Inc. (AE)                                     2,738         95        1,780         62        4,518        157
Kimberly-Clark Corp.                    17,450         899        13,680        705        8,480        437       39,610      2,041
Knight-Ridder, Inc.                                                1,412         85          920         55        2,332        140
Liz Claiborne, Inc.                      3,900         116                                                         3,900        116
Ltd Brands                                                        16,568        260       10,160        159       26,728        419
Mattel, Inc.                                                       3,985         73        2,600         48        6,585        121
May Department Stores Co. (The)                                   14,275        333        8,930        209       23,205        542
McDonald's Corp.                                                   5,359         97        3,490         63        8,849        160
Media General, Inc. Class A                                          190         10           90          5          280         15
Movado Group, Inc.                       1,500          26                                                         1,500         26
Nike, Inc. Class B                       2,500         118                                                         2,500        118
Nordstrom, Inc.                          2,400          48         6,000        120        3,300         66       11,700        234
Park Place Entertainment Corp. (AE)                                1,182          9          770          6        1,952         15
Petsmart, Inc. (AE)                                                  910         17          590         11        1,500         28
Pittston Brink's Group                                               493         10          320          7          813         17
Pixar, Inc. (AE)                                                   1,600         82          900         46        2,500        128
Procter & Gamble Co.                     5,190         459         7,325        648        4,590        406       17,105      1,513
RadioShack Corp. (AE)                                              3,207         67        2,090         44        5,297        111
Reebok International, Ltd. (AE)          3,100          88                                                         3,100         88
Reed Elsevier PLC - ADR                  7,300         265                                                         7,300        265
Republic Services, Inc. (AE)             5,600         115                                                         5,600        115

                                                                                                                    Value Fund
                                            Value Fund           Equity Income Fund       Equity III Fund            pro forma
                                     ------------------------ ---------------------- --------------------- ------------------------
                                                    Market                  Market                 Market                  Market
                                       Number       Value      Number       Value      Number      Value      Number       Value
                                         of         (000)        of         (000)        of        (000)        of         (000)
                                       Shares         $        Shares         $        Shares        $        Shares         $
                                     ------------ ----------- ----------- ---------- ----------- --------- ------------ -----------
Saks, Inc. (AE)                                                       600          7         390         4          990          11
Sears Roebuck and Co.                      21,310         560      14,600        383       9,100       239       45,010       1,182
Service Corp. International (AE)                                   26,800         84      14,800        47       41,600         131
ServiceMaster Co. (The)                                             6,935         71       4,510        46       11,445         117
Skechers U.S.A., Inc. Class A (AE)          5,500          54                                                     5,500          54
Sonic Automotive, Inc. (AE)                 2,500          39                                                     2,500          39
Staples, Inc. (AE)                                                  1,159         18         760        12        1,919          30
Starwood Hotels & Resorts
Worldwide, Inc.                                                     1,794         42       1,170        27        2,964          69
Take-Two Interactive Software (AE)          1,200          31                                                     1,200          31
Talbots, Inc.                                                         790         22         520        14        1,310          36
Tech Data Corp. (AE)                                                  890         28         580        19        1,470          47
Ticketmaster Class B (AE)                                             371          9         260         6          631          15
TJX Cos., Inc.                                                      6,900        142       3,900        80       10,800         222
Tribune Co.                                3,860          185                                                     3,860         185
USA Interactive (AE)                                               11,750        297       6,650       168       18,400         465
VF Corp.                                                            2,598         96       1,690        62        4,288         158
Viacom, Inc. Class B (AE)                   8,964         400       8,885        396       5,746       256       23,595       1,052
Wallace Computer Services, Inc.                                     1,167         21         660        12        1,827          33
Walt Disney Co.                             9,890         165      29,127        486      17,530       293       56,547         944
Washington Post Class B                                                70         51          50        36          120          87
Waste Management, Inc.                     22,800         525      28,728        661      17,500       403       69,028       1,589
Westwood One, Inc. (AE)                                               273         10         180         7          453          17
Williams-Sonoma, Inc. (AE)                                            120          3          80         2          200           5
Yum! Brands, Inc. (AE)                                              1,922         43       1,250        28        3,172          71
                                                  -----------             ----------             ---------              -----------
                                                        8,931                  9,732                 5,995                   24,658
                                                  -----------             ----------             ---------              -----------
Consumer Staples- 3.86%
Albertson's, Inc.                                                     957         21         620        14        1,577          35
Anheuser-Busch Cos., Inc.                                           2,585        136       1,680        89        4,265         225
Campbell Soup Co.                                                   4,500         95       2,700        57        7,200         152
Coca-Cola Enterprises, Inc.                 6,700         160                                                     6,700         160
Conagra Foods, Inc.                         9,700         235      17,694        429      11,250       273       38,644         937
Dean Foods Co. (AE)                         7,200         270                                                     7,200         270
Diageo PLC - ADR                            2,100          94                                                     2,100          94
Dial Corp. (The)                            6,400         136       1,776         38       1,160        25        9,336         199
Dole Food Co.                               4,000         118         352         10         230         7        4,582         135
General Mills, Inc.                                                 4,200        174       2,600       107        6,800         281
Hershey Foods Corp.                                                   250         16         160        10          410          26
HJ Heinz Co.                                4,000         129       7,900        254       4,800       154       16,700         537
Hormel Foods Corp.                                                  2,795         68       1,820        44        4,615         112
JM Smucker Co. (The)                        3,404         125                                                     3,404         125
Kellogg Co.                                14,950         476                                                    14,950         476
Kraft Foods, Inc. Class A                   5,100         201       6,100        241       3,500       138       14,700         580
Kroger Co. (AE)                             1,100          16       5,254         78       3,420        51        9,774         145
Monsanto Co.                                                       14,342        237       8,901       147       23,243         384
Pepsi Bottling Group, Inc.                                            570         15         370        10          940          25
PepsiAmericas, Inc.                                                 3,665         56       2,260        35        5,925          91

                                                                                                                  Value Fund
                                          Value Fund           Equity Income Fund       Equity III Fund           pro forma
                                   ------------------------   ---------------------   -------------------  -------------------------
                                                    Market                 Market                  Market                  Market
                                      Number        Value      Number      Value       Number      Value    Number         Value
                                        of          (000)        of        (000)         of        (000)      of           (000)
                                      Shares          $        Shares        $         Shares        $      Shares           $
                                   -----------  -----------   --------  -----------   --------  ---------  ----------   ------------
PepsiCo, Inc.                           6,680           295      3,361         148       2,191         97    12,232           540
Philip Morris Cos., Inc.               12,440           507     10,441         425       6,290        256    29,171         1,188
RJ Reynolds Tobacco Holdings, Inc.      5,800           235      2,108          85       1,370         56     9,278           376
Ruddick Corp.                                                      406           6         140          2       546             8
Safeway, Inc. (AE)                                                 510          12         340          8       850            20
Sara Lee Corp.                         12,000           274      8,500         194       4,800        110    25,300           578
Smithfield Foods, Inc. (AE)                                        402           6         260          4       662            10
Supervalu, Inc.                                                  5,903          99       3,750         63     9,653           162
Tyson Foods, Inc. Class A                                          270           3         180          2       450             5
                                                  ---------             ----------              ---------               ---------
                                                      3,271                  2,846                  1,759                   7,876
                                                  ---------             ----------              ---------               ---------

Financial Services- 31.29%
ACE, Ltd.                                                          430          13          280         9          710         22
Aflac, Inc.                                                      9,083         276        5,240       160       14,323        436
AG Edwards, Inc.                                                 1,135          37          680        22        1,815         59
Allmerica Financial Corp.                                        1,651          14        1,080         9        2,731         23
Allstate Corp. (The)                   20,300           808      9,607         382        6,120       243       36,027      1,433
AMBAC Financial Group, Inc.                                         66           4           40         2          106          6
American Express Co.                   17,430           634      3,504         127        2,280        83       23,214        844
American Financial Group, Inc.                                     825          19          520        12        1,345         31
American International Group            6,600           413     11,758         735        7,411       464       25,769      1,612
AmSouth Bancorp                                                  3,765          74        2,450        48        6,215        122
Annaly Mortgage Management, Inc.        3,400            60      3,571          63        2,320        41        9,291        164
AON Corp.                                                        2,073          38        1,350        25        3,423         63
Apartment Investment & Management
Co. Class A (o)                                                  1,781          63        1,160        41        2,941        104
Arden Realty, Inc. (o)                                             120           3           80         2          200          5
Associated Banc-Corp                                               335          11          221         7          556         18
Astoria Financial Corp.                 3,700            97        240           6          160         4        4,100        107
Bank of America Corp.                  22,260         1,554     27,197       1,897       17,010     1,188       66,467      4,639
Bank of New York Co., Inc. (The)                                 9,247         240        5,680       148       14,927        388
Bank One Corp.                          2,100            81     13,777         531        8,340       322       24,217        934
Banknorth Group, Inc.                   2,700            63                                                      2,700         63
BankUnited Financial Corp. Class A
(AE)                                    4,300            70                                                      4,300         70
BB&T Corp.                                                       3,651         132        2,380        86        6,031        218
Bear Stearns Cos., Inc. (The)           5,900           360                                                      5,900        360
Berkshire Hathaway, Inc. Class B (AE)                              210         517          120       295          330        812
Brown & Brown, Inc.                     2,900            88                                                      2,900         88
CarrAmerica Realty Corp. (o)                                     3,105          74        2,020        48        5,125        122
CBL & Associates Properties, Inc.
(o)                                     3,500           129                                                      3,500        129
Charter One Financial, Inc.                                      2,539          77        1,658        50        4,197        127
Chubb Corp.                             8,490           479      7,669         433        4,850       274       21,009      1,186
Cigna Corp.                                                      2,022          73        1,320        48        3,342        121
Citigroup, Inc.                        61,600         2,277     69,782       2,577       43,696     1,616      175,078      6,470
CNA Financial Corp. (AE)                                           805          21          520        14        1,325         35

                                                                                                                   Value Fund
                                               Value Fund         Equity Income Fund      Equity III Fund          pro forma
                                         ---------------------   ---------------------  -------------------  ---------------------
                                                       Market                  Market                Marke                 Market
                                           Number       Value      Number      Value      Number     Value     Number      Value
                                             of         (000)        of        (000)        of       (000)       of        (000)
                                           Shares         $        Shares        $        Shares       $       Shares        $
                                         ----------   --------   ----------   --------  ----------  -------  ----------  ---------
Cobalt Corp.                                4,400          72                                                   4,400         72
Colonial BancGroup, Inc. (The)                                        392          5         270        3         662          8
Comerica, Inc.                                                      5,982        261       3,750      164       9,732        425
Commerce Bancshares, Inc.                                              70          3          68        3         138          6
Compass Bancshares, Inc.                                              744         24         470       15       1,214         39
Countrywide Credit Industries, Inc.         5,100         257                                                   5,100        257
Crescent Real Estate Equities Co. (o)                                 845         12         580        9       1,425         21
Cullen/Frost Bankers, Inc.                  2,100          73                                                   2,100         73
Deluxe Corp.                                                        3,185        147       2,070       96       5,255        243
Dime Community Bancshares                   4,850         102                                                   4,850        102
Doral Financial Corp.                       4,350         114                                                   4,350        114
Duke Realty Corp. (o)                                               4,721        115       3,070       75       7,791        190
Equifax, Inc.                                                         131          3          90        2         221          5
Equity Office Properties Trust (o)          4,140         100       5,049        122       3,292       79      12,481        301
Equity Residential (o)                                                400          9         260        6         660         15
Fannie Mae                                  8,200         548       5,131        343       2,880      193      16,211      1,084
Federated Investors, Inc. Class B                                   2,266         61       1,480       40       3,746        101
Fidelity National Financial, Inc.                                   1,312         40         859       26       2,171         66
First Data Corp.                           10,300         360      11,000        384       6,800      238      28,100        982
FirstMerit Corp.                                                      141          3          90        2         231          5
FleetBoston Financial Corp.                13,310         311      35,171        823      21,450      502      69,931      1,636
Franklin Resources, Inc.                    9,700         320      10,500        346       6,500      214      26,700        880
Freddie Mac                                14,100         868      11,959        736       7,520      463      33,579      2,067
Fulton Financial Corp.                                                895         16         536       10       1,431         26
Golden State Bancorp, Inc.                                          6,675        246       3,780      139      10,455        385
Golden West Financial Corp.                                           884         61         580       40       1,464        101
Goldman Sachs Group, Inc.                   8,600         616       7,758        555       4,430      317      20,788      1,488
Greater Bay Bancorp                         2,500          38                                                   2,500         38
Greenpoint Financial Corp.                                          1,288         56         840       37       2,128         93
H&R Block, Inc.                                                       780         35         510       23       1,290         58
Hartford Financial Services Group, Inc.    10,540         416       9,685        383       6,080      240      26,305      1,039
Hibernia Corp. Class A                                              1,831         36       1,190       23       3,021         59
Highwoods Properties, Inc. (o)                                        873         17         570       11       1,443         28
Household International, Inc.              18,500         440      25,385        603      15,590      370      59,475      1,413
Innkeepers USA Trust (o)                   10,200          79                                                  10,200         79
iStar Financial, Inc. (o)                                           1,021         29         670       19       1,691         48
Jefferson-Pilot Corp.                                               1,882         76       1,225       49       3,107        125
John Hancock Financial Services, Inc.                               1,150         34         750       22       1,900         56
JP Morgan Chase & Co.                                              29,573        614      18,350      381      47,923        995
Keycorp                                                             5,468        134       3,560       87       9,028        221
LaBranche & Co., Inc. (AE)                  3,200          86                                                   3,200         86
Legg Mason, Inc.                            2,100          98                                                   2,100         98
Lehman Brothers Holdings, Inc.              9,700         517       8,713        464       5,410      288      23,823      1,269
Lincoln National Corp.                                              3,074         94       2,000       61       5,074        155
Loews Corp.                                                         2,635        114       1,710       74       4,345        188
Marsh & McLennan Cos., Inc.                20,900         976      19,300        902      12,000      561      52,200      2,439

                                                                                                                   Value Fund
                                           Value Fund          Equity Income Fund        Equity III Fund            pro forma
                                      --------------------    --------------------    --------------------    --------------------
                                                   Market                  Market                  Market                  Market
                                       Number      Value       Number      Value       Number      Value       Number      Value
                                         of        (000)         of        (000)         of        (000)         of        (000)
                                       Shares        $         Shares        $         Shares        $         Shares        $
                                      --------    --------    --------    --------    --------    --------    --------    --------
MBIA, Inc.                                                         965          42         625          27       1,590          69
MBNA Corp.                              29,050         590      31,050         631      19,300         392      79,400       1,613
Mellon Financial Corp.                  29,990         848      21,200         600      13,200         373      64,390       1,821
Merrill Lynch & Co., Inc.               11,910         452      22,042         836      13,480         512      47,432       1,800
Metlife, Inc.                            8,720         208       1,778          42       1,160          28      11,658         278
MGIC Investment Corp.                    5,200         218                                                       5,200         218
Moody's Corp.                                                       71           3          46           2         117           5
Morgan Stanley                          13,700         533      18,129         706      11,580         451      43,409       1,690
National City Corp.                      7,700         209       4,266         116       2,800          76      14,766         401
National Commerce Financial Corp.       12,800         313         664          16         420          10      13,884         339
Nationwide Financial Services                                      181           5         110           3         291           8
Old National Bancorp                                               149           4          95           2         244           6
Old Republic International Corp.                                 2,688          80       1,750          52       4,438         132
Platinum Underwriters Holdings,
 Ltd. (AE)                                                       6,500         163       4,400         110      10,900         273
PMI Group, Inc. (The)                                              412          12         270           8         682          20
PNC Financial Services Group, Inc.                              10,443         425       6,720         273      17,163         698
Popular, Inc.                                                      332          11         240           8         572          19
Principal Financial Group                                          470          13         310           9         780          22
Protective Life Corp.                                              473          14         290           8         763          22
Providian Financial Corp.                                          895           4         580           3       1,475           7
Prudential Financial, Inc. (AE)                                  2,312          68       1,510          44       3,822         112
Regions Financial Corp.                                          1,630          55         980          33       2,610          88
RenaissanceRe Holdings, Ltd.             3,100         127                                                       3,100         127
Republic Bancorp, Inc.                  10,510         129                                                      10,510         129
Ryder System, Inc.                                                 120           3          80           2         200           5
Safeco Corp.                             4,620         164                                                       4,620         164
Simon Property Group, Inc. (o)                                   3,562         122       2,320          79       5,882         201
SLM Corp.                                6,100         627       6,500         668       4,000         411      16,600       1,706
SouthTrust Corp.                         7,660         196       3,692          95       2,400          61      13,752         352
Sovereign Bancorp, Inc.                 30,000         422                                                      30,000         422
St Paul Cos.                            25,770         845      35,956       1,179      22,340         733      84,066       2,757
State Street Corp.                                                 110           5          70           3         180           8
Sungard Data Systems, Inc. (AE)                                  1,631          36       1,060          24       2,691          60
SunTrust Banks, Inc.                     4,150         252         958          58         620          38       5,728         348
TCF Financial Corp.                                                260          11         170           7         430          18
Torchmark Corp.                                                    593          21         420          15       1,013          36
Travelers Property Casualty Corp.        2,830          60                                                       2,830          60
Travelers Property Casualty Corp.
 Class A (AE)                            1,463          19         297           4         191           3       1,951          26
Travelers Property Casualty Corp.
 Class B (AE)                            2,008          27      13,559         183       8,083         109      23,650         319
Triad Guaranty, Inc. (AE)                2,600          95                                                       2,600          95
Trizec Properties, Inc. (o)                                        723           7         470           5       1,193          12
Union Planters Corp.                     4,000         113       1,788          51       1,165          33       6,953         197
UnumProvident Corp.                                              5,855         120       3,810          78       9,665         198
US Bancorp                                                      24,814         523      15,744         332      40,558         855

                                                                                                                  Value Fund
                                               Value Fund          Equity Income Fund      Equity III Fund         pro forma
                                           -------------------     -------------------    -----------------    ------------------
                                                       Market                  Market                Market                Market
                                            Number      Value       Number     Value       Number    Value      Number     Value
                                              of        (000)         of       (000)         of      (000)        of       (000)
                                            Shares        $         Shares       $         Shares      $        Shares       $
                                           --------   --------     --------   --------    --------  -------    --------   -------
Wachovia Corp.                              26,360        917       22,785       793       14,280      497      63,425     2,207
Washington Federal, Inc.                                                90         2           77        2         167         4
Washington Mutual, Inc.                                             14,032       502        8,748      313      22,780       815
Wells Fargo & Co.                           16,500        833       21,186     1,069       13,581      685      51,267     2,587
Whitney Holding Corp.                        1,900         65                                                    1,900        65
WR Berkley Corp.                                                     2,000        74        1,300       48       3,300       122
XL Capital, Ltd. Class A                     3,000        228          102         8           40        3       3,142       239
Zions Bancorp                                                           80         3           50        2         130         5
                                                       ------                 ------                ------                ------
                                                       21,994                 25,726                16,050                63,770
                                                       ------                 ------                ------                ------
Health Care- 7.36%
Abbott Laboratories                          7,090        297                                                    7,090       297
AdvancePCS (AE)                              9,700        243                                                    9,700       243
AmerisourceBergen Corp.                      4,400        313                                                    4,400       313
Anthem, Inc. (AE)                            7,800        491                                                    7,800       491
Bausch & Lomb, Inc.                                                  3,500       109        2,200       68       5,700       177
Baxter International, Inc.                   3,200         80        7,500       188        4,600      115      15,300       383
Becton Dickinson & Co.                                               1,941        57        1,260       37       3,201        94
Boston Scientific Corp. (AE)                14,666        552       23,225       874       13,869      522      51,760     1,948
Bristol-Myers Squibb Co.                     8,700        214       12,511       308        7,720      190      28,931       712
Chiron Corp. (AE)                                                      420        17          270       11         690        28
CR Bard, Inc.                                                          694        39          430       24       1,124        63
CuraGen Corp. (AE)                                                     644         2          420        2       1,064         4
DaVita, Inc. (AE)                                                      452        11          295        7         747        18
Edwards Lifesciences Corp. (AE)              2,300         59                                                    2,300        59
Eli Lilly & Co.                              3,500        194                                                    3,500       194
Express Scripts, Inc. Class A (AE)           4,400        238                                                    4,400       238
Forest Laboratories, Inc. (AE)                                         210        21          130       13         340        34
Genentech, Inc. (AE)                                                   331        11          210        7         541        18
Guidant Corp. (AE)                          21,700        642       25,421       752       15,830      468      62,951     1,862
HCA, Inc.                                    7,300        317        7,700       335        4,700      204      19,700       856
ICOS Corp. (AE)                                                        432        11          310        8         742        19
Johnson & Johnson                            4,500        264                                                    4,500       264
Laboratory Corp. of America Holdings (AE)                              150         4          100        2         250         6
Medcath Corp. (AE)                           4,100         46                                                    4,100        46
Medimmune, Inc. (AE)                                                   589        15          380       10         969        25
Merck & Co., Inc.                            4,270        232        6,390       347        4,160      226      14,820       805
Mid Atlantic Medical Services (AE)           1,600         58          180         7          120        4       1,900        69
Mylan Laboratories                                                     815        26          531       17       1,346        43
Novartis AG - ADR                                                    8,700       330        4,800      182      13,500       512
Oxford Health Plans (AE)                                             2,161        77        1,400       50       3,561       127
Pfizer, Inc.                                30,190        959       14,941       475        9,330      296      54,461     1,730
Pharmacia Corp.                                                      1,204        52          788       34       1,992        86
Priority Healthcare Corp. Class B (AE)       2,500         61                                                    2,500        61
Renal Care Group, Inc. (AE)                                             80         3           50        2         130         5
Schering-Plough Corp.                       11,000        235       15,853       338        9,850      210      36,703       783
Steris Corp. (AE)                                                    1,052        28          680       18       1,732        46

                                                                                                         Value Fund
                                           Value Fund      Equity Income Fund     Equity III Fund        pro forma
                                        ----------------   ------------------    ----------------    -----------------
                                                  Market              Market               Market               Market
                                        Number    Value     Number    Value      Number    Value      Number    Value
                                          of      (000)       of      (000)        of      (000)        of      (000)
                                        Shares      $       Shares      $        Shares      $        Shares      $
                                        ------    ------    ------    ------     ------    ------     ------    ------

Tenet Healthcare Corp. (AE)             13,800     397      14,700      423       9,150      263      37,650    1,083
Triad Hospitals, Inc. (AE)              10,400     380                                                10,400      380
Varian Medical Systems, Inc. (AE)                               70        3          40        2         110        5
Watson Pharmaceuticals, Inc. (AE)                            2,451       67       1,590       44       4,041      111
Wyeth                                    4,900     164      11,220      376       6,770      227      22,890      767
                                               -------              -------              -------              -------
                                                 6,436                5,306                3,263               15,005
                                               -------              -------              -------              -------
Integrated Oils- 5.44%
Amerada Hess Corp.                                           2,014      103       1,310       67       3,324      170
BP PLC - ADR                             6,880     265      10,400      400       5,800      223      23,080      888
ChevronTexaco Corp.                     11,981     810      20,766    1,403      12,746      862      45,493    3,075
ConocoPhillips                           7,900     383      20,056      973      12,381      600      40,337    1,956
Exxon Mobil Corp.                       42,470   1,430      47,946    1,613      31,220    1,051     121,636    4,094
Marathon Oil Corp.                                           8,892      186       5,790      121      14,682      307
Occidental Petroleum Corp.                                   7,821      223       5,090      145      12,911      368
Unocal Corp.                             7,830     216         240        7         160        4       8,230      227
                                               -------              -------              -------              -------
                                                 3,104                4,908                3,073               11,085
                                               -------              -------              -------              -------
Materials & Processing- 8.85%
Air Products & Chemicals, Inc.           4,220     187       2,404      106       1,560       69       8,184      362
Akzo Nobel NV - ADR                      3,360     100                                                 3,360      100
Alcan, Inc.                             10,000     282                                                10,000      282
Alcoa, Inc.                             17,840     394       9,893      218       5,760      127      33,493      739
Allegheny Technologies, Inc.                                   400        3         260        2         660        5
Archer-Daniels-Midland Co.              25,220     343       6,692       91       4,351       59      36,263      493
Ball Corp.                                                   1,653       80       1,080       52       2,733      132
Bemis Co.                                1,500      78                                                 1,500       78
Biogen, Inc. (AE)                       21,100     774      22,700      833      14,100      517      57,900    2,124
Boise Cascade Corp.                                          9,100      216       5,500      131      14,600      347
Bowater, Inc.                                                6,800      230       4,100      139      10,900      369
Cabot Corp.                                                  6,200      147       3,600       85       9,800      232
Carpenter Technology                                           272        3         190        2         462        5
Catellus Development Corp. (AE)                              3,120       56       2,030       36       5,150       92
Dow Chemical Co. (The)                                      24,016      624      14,320      372      38,336      996
Du Pont EI de Nemours & Co.              8,300     342      12,579      519       7,770      321      28,649    1,182
Eastman Chemical Co.                    11,900     432         150        5         120        4      12,170      441
Engelhard Corp.                                              6,842      152       4,460       99      11,302      251
Genzyme Corp.-Generall Division (AE)    12,800     356      13,700      382       8,500      237      35,000      975
Georgia-Pacific Corp.                                       18,759      229      11,420      139      30,179      368
Harsco Corp.                                                   121        3          80        2         201        5
Imperial Chemical Industries PLC - ADR                      14,100      219       8,600      133      22,700      352
International Paper Co.                 21,340     745      22,180      775      13,410      468      56,930    1,988
Kaydon Corp.                                                   800       16         520       10       1,320       26
Lafarge North America, Inc.                                  1,818       54       1,180       35       2,998       89
Lennox International, Inc.               8,100     105                                                 8,100      105
Lubrizol Corp.                                               1,194       35         780       23       1,974       58

                                                                                                                  Value Fund
                                               Value Fund          Equity Income Fund      Equity III Fund         pro forma
                                           -------------------     -------------------    -----------------    ------------------
                                                       Market                  Market                Market                Market
                                            Number      Value       Number     Value       Number    Value      Number     Value
                                              of        (000)         of       (000)         of      (000)        of       (000)
                                            Shares        $         Shares       $         Shares      $        Shares       $
                                           --------   --------     --------   --------    --------  -------    --------   -------
Lyondell Chemical Co.                                                4,400        55        2,700       34        7,100        89
Masco Corp.                                 11,800        243                                                    11,800       243
MeadWestvaco Corp.                                                  10,124       212        5,776      121       15,900       333
Newmont Mining Corp.                                                   150         4          100        2          250         6
Pactiv Corp. (AE)                                                    8,093       161        5,260      104       13,353       265
Phelps Dodge Corp. (AE)                      1,600         50                                                     1,600        50
Potash Corp. of Saskatchewan                 4,800        325                                                     4,800       325
PPG Industries, Inc.                         4,420        208        1,058        50          690       32        6,168       290
Praxair, Inc.                                4,040        220        3,834       209        2,330      127       10,204       556
Precision Castparts Corp.                                            3,352        65        2,180       42        5,532       107
Rayonier, Inc.                                                         162         7          150        6          312        13
Rohm & Haas Co.                                                      7,700       256        4,750      158       12,450       414
Schulman (A.), Inc.                          3,500         61        2,101        37        1,365       24        6,966       122
Sherwin-Williams Co. (The)                                           5,542       152        3,610       99        9,152       251
Sigma-Aldrich Corp.                                                    190         9          160        7          350        16
Silgan Holdings, Inc. (AE)                   2,400         44                                                     2,400        44
Smurfit-Stone Container Corp. (AE)           3,800         49        1,057        14          680        9        5,537        72
Sonoco Products Co.                                                  1,852        44        1,200       28        3,052        72
Syngenta AG- ADR                            25,670        303                                                    25,670       303
Temple-Inland, Inc.                         13,700        562                                                    13,700       562
United States Steel Corp.                                            2,944        38        2,050       26        4,994        64
Vulcan Materials Co.                                                 1,076        36          690       23        1,766        59
Weyerhaeuser Co.                            12,000        544       12,984       588        8,060      365       33,044     1,497
York International Corp.                                             2,192        52        1,427       34        3,619        86
                                                       ------                 ------                ------                 ------
                                                        6,747                  6,985                 4,303                 18,035
                                                       ------                 ------                ------                 ------
Miscellaneous- 0.49%
Carlisle Cos., Inc.                                                  1,140        42          740       28        1,880        70
Crane Co.                                                              586        11          450        8        1,036        19
Eaton Corp.                                                          1,338        92          870       59        2,208       151
General Electric Co.                                                   815        21          530       13        1,345        34
Illinois Tool Works, Inc.                      900         55                                                       900        55
ITT Industries, Inc.                                                 2,287       149        1,520       99        3,807       248
Lancaster Colony Corp.                                                 171         8          110        5          281        13
St. Joe Co. (The)                                                    3,129        91        2,037       59        5,166       150
Textron, Inc.                                                        2,106        86        1,370       56        3,476       142
Walter Industries, Inc.                     10,000        110                                                    10,000       110
                                                       ------                 ------                ------                 ------
                                                          165                    500                   327                    992
                                                       ------                 ------                ------                 ------
Other Energy- 2.98%
Anadarko Petroleum Corp.                    13,810        615       10,330       460        6,380      284       30,520     1,359
Apache Corp.                                 7,400        400          841        45          544       29        8,785       474
Aquila, Inc.                                                         1,328         5          860        3        2,188         8
Baker Hughes, Inc.                           2,600         76          341        10          220        6        3,161        92
Calpine Corp. (AE)                                                  14,300        29        8,000       16       22,300        45
Devon Energy Corp.                           4,000        202                                                     4,000       202
EL Paso Corp.                                                       26,393       205       15,633      121       42,026       326
ENSCO International, Inc.                   21,900        592                                                    21,900       592

                                                                                                              Value Fund
                                            Value Fund       Equity Income Fund       Equity III Fund          pro forma
                                      -------------------- ---------------------   -------------------   ---------------------
                                                   Market                Market                 Market                  Market
                                        Number     Value     Number      Value       Number     Value      Number       Value
                                          of       (000)       of        (000)         of       (000)        of         (000)
                                        Shares       $       Shares        $         Shares       $        Shares         $
                                      ---------  --------- ---------   ---------   ---------- --------   ----------   --------
Halliburton Co.                                                1,599          26        1,040       17        2,639         43
Kerr-McGee Corp.                                               6,453         281        3,881      169       10,334        450
McDermott International, Inc. (AE)                               614           2          400        1        1,014          3
Noble Corp. (AE)                                                 210           7          140        5          350         12
Pioneer Natural Resources Co. (AE)                               620          15          400       10        1,020         25
PNM Resources, Inc.                                            1,240          27          810       18        2,050         45
Schlumberger, Ltd.                        5,110        205    10,480         420        6,180      248       21,770        873
Sunoco, Inc.                                                     626          19          410       12        1,036         31
Tidewater, Inc.                          11,700        330     6,873         194        3,940      111       22,513        635
Transocean, Inc.                                                 150           3          100        2          250          5
Valero Energy Corp.                      19,800        697                                                   19,800        697
Williams Cos., Inc.                                           44,148          83       25,480       48       69,628        131
XTO Energy, Inc.                                                 561          13          450       11        1,011         24
                                                 ---------             ---------              --------                --------
                                                     3,117                 1,844                 1,111                   6,072
                                                 ---------             ---------              --------                --------

Producer Durables- 8.30%
3M Co.                                    1,780        226     2,003         254        1,250      159        5,033        639
AGCO Corp.                                2,200         56                                                    2,200         56
Allied Waste Industries, Inc. (AE)                             2,726          22        1,780       15        4,506         37
American Power Conversion (AE)                                 1,804          23        1,176       15        2,980         38
Ametek, Inc.                                                     100           4           60        2          160          6
Andrew Corp. (AE)                                              3,230          28        2,104       18        5,334         46
Applied Materials, Inc. (AE)             16,400        246                                                   16,400        246
Boeing Co. (The)                          7,600        226     8,437         251        5,120      152       21,157        629
Caterpillar, Inc.                         3,990        163       893          36          580       24        5,463        223
Chicago Bridge & Iron Co. NV              4,100        111                                                    4,100        111
Clayton Homes, Inc.                                           20,800         235       11,800      134       32,600        369
Cooper Industries, Ltd. Class A                                6,940         219        4,280      135       11,220        354
Cummins, Inc.                                                  5,400         129        3,300       79        8,700        208
Cymer, Inc. (AE)                            600         15                                                      600         15
Deere & Co.                              21,130        980    11,030         512        6,920      321       39,080      1,813
Emerson Electric Co.                                           5,960         287        3,720      179        9,680        466
General Dynamics Corp.                    9,600        760     6,200         491        3,900      309       19,700      1,560
Goodrich Corp.                                                 5,210          79        3,390       51        8,600        130
Honeywell International, Inc.            18,500        443    41,797       1,001       25,550      612       85,847      2,056
Hubbell, Inc. Class B                                          1,040          35          680       23        1,720         58
IKON Office Solutions, Inc.               6,100         43                                                    6,100         43
Ingersoll-Rand Co. Class A                                     5,400         211        3,600      140        9,000        351
Lennar Corp.                                900         50                                                      900         50
Lexmark International, Inc. (AE)          3,300        196                                                    3,300        196
Lockheed Martin Corp.                                          1,260          73          820       47        2,080        120
Molex, Inc. Class A                                              310           7          200        5          510         12
Motorola, Inc.                           26,800        246    28,700         263       17,900      164       73,400        673
Northrop Grumman Corp.                    6,390        659     6,300         650        4,000      413       16,690      1,722
Novellus Systems, Inc. (AE)               7,500        237                                                    7,500        237
Pall Corp.                                9,930        172    17,100         297        9,900      172       36,930        641
Pentair, Inc.                                                     72           2           40        1          112          3
PerkinElmer, Inc.                                             19,800         138       11,100       77       30,900        215

                                                                                                                   Value Fund
                                           Value Fund          Equity Income Fund        Equity III Fund            pro forma
                                      --------------------    --------------------    --------------------    --------------------
                                                   Market                  Market                  Market                  Market
                                       Number      Value       Number      Value       Number      Value       Number      Value
                                         of        (000)         of        (000)         of        (000)         of        (000)
                                       Shares        $         Shares        $         Shares        $         Shares        $
                                      --------    --------    --------    --------    --------    --------    --------    --------
Pitney Bowes, Inc.                                                 848          28         550          18       1,398          46
Raytheon Co.                            11,000         325      17,056         503      10,480         309      38,536       1,137
Rockwell Collins, Inc.                                          13,230         298       8,110         183      21,340         481
Stewart & Stevenson Services                                       352           4         240           3         592           7
Tektronix, Inc. (AE)                                               180           3         120           2         300           5
Teradyne, Inc. (AE)                      4,800          58                                                       4,800          58
Tyco International, Ltd.                22,500         325      35,200         509      21,320         308      79,020       1,142
United Defense Industries, Inc. (AE)     4,300          98                                                       4,300          98
United Technologies Corp.                                        3,968         245       2,350         145       6,318         390
WW Grainger, Inc.                                                2,812         136       1,830          89       4,642         225
                                                  --------                --------                --------                --------
                                                     5,635                   6,973                   4,304                  16,912
                                                  --------                --------                --------                --------
Technology- 4.62%
3Com Corp. (AE)                         12,700          54      12,800          54       7,200          30      32,700         138
Accenture, Ltd. Class A (AE)             5,200          88                                                       5,200          88
Acxiom Corp. (AE)                                                  840          11         550           7       1,390          18
Adtran, Inc. (AE)                                                2,085          53       1,350          34       3,435          87
Agere Systems, Inc. Class A (AE)                                67,700          59      37,500          33     105,200          92
Agilent Technologies, Inc. (AE)                                  6,800          94       3,700          51      10,500         145
Altera Corp. (AE)                                                  640           8         420           5       1,060          13
Analog Devices, Inc. (AE)                5,400         145                                                       5,400         145
Avnet, Inc.                                                      4,475          42       2,920          27       7,395          69
Avocent Corp. (AE)                                                 650          13         420           8       1,070          21
BMC Software, Inc. (AE)                 21,900         349       8,441         135       4,900          78      35,241         562
Cisco Systems, Inc. (AE)                 8,600          96       8,400          94       4,800          54      21,800         244
CommScope, Inc. (AE)                                             1,539          12       1,000           8       2,539          20
Computer Associates International,
 Inc.                                                           15,857         236       9,220         137      25,077         373
Computer Sciences Corp. (AE)            12,900         417      15,823         511       9,920         320      38,643       1,248
Compuware Corp. (AE)                                             4,059          20       2,640          13       6,699          33
Diebold, Inc.                                                    4,900         175       3,000         107       7,900         282
Electronics for Imaging (AE)                                     7,700         140       4,400          80      12,100         220
EMC Corp. (AE)                                                  13,436          69       8,750          45      22,186         114
Garmin, Ltd. (AE)                        3,600          75                                                       3,600          75
Harris Corp.                                                     3,080          81       2,010          53       5,090         134
Hewlett-Packard Co.                                             30,800         487      19,042         301      49,842         788
Hughes Electronics Corp. Class H (AE)                           11,530         114       6,654          66      18,184         180
Ingram Micro, Inc. Class A (AE)                                  4,891          70       3,190          46       8,081         116
Intel Corp.                              9,400         163       2,300          40       1,500          26      13,200         229
International Business Machines
 Corp.                                   7,100         560      12,446         982       7,890         623      27,436       2,165
Intuit, Inc. (AE)                                                  530          28         350          18         880          46
Jabil Circuit, Inc. (AE)                                         3,601          56       2,340          36       5,941          92
JD Edwards & Co. (AE)                                              540           6         350           4         890          10
Koninklijke Philips Electronics NV                              11,900         211       7,500         133      19,400         344
Marvell Technology Group, Ltd. (AE)      6,100          99                                                       6,100          99

                                                                                                                   Value Fund
                                           Value Fund          Equity Income Fund        Equity III Fund            pro forma
                                      --------------------    --------------------    --------------------    --------------------
                                                   Market                  Market                  Market                  Market
                                       Number      Value       Number      Value       Number      Value       Number      Value
                                         of        (000)         of        (000)         of        (000)         of        (000)
                                       Shares        $         Shares        $         Shares        $         Shares        $
                                      --------    --------    --------    --------    --------    --------    --------    --------
Maxim Integrated Products                                          240           8         160           5         400          13
Motorola, Inc.                           5,730         192                                                       5,730         192
Network Associates, Inc. (AE)           20,500         326                                                      20,500         326
Oracle Corp. (AE)                                                2,333          24       1,520          15       3,853          39
PanAmSat Corp. (AE)                                              1,150          22         750          15       1,900          37
Peoplesoft, Inc. (AE)                                              590          11         500           9       1,090          20
Plexus Corp. (AE)                                                  480           5         320           3         800           8
Scientific-Atlanta, Inc.                                         2,615          32       1,710          21       4,325          53
Solectron Corp. (AE)                                             9,860          22       6,420          14      16,280          36
Storage Technology Corp. (AE)                                    2,951          52       1,920          34       4,871          86
Sun MicroSystems, Inc. (AE)                                      2,002           6       1,300           4       3,302          10
Sybase, Inc. (AE)                        4,500          58                                                       4,500          58
Symbol Technologies, Inc.                                          490           4         320           3         810           7
Texas Instruments, Inc.                  6,180          98       3,156          50       2,060          33      11,396         181
TIBCO Software, Inc. (AE)                                       11,700          58       6,500          32      18,200          90
Vishay Intertechnology, Inc. (AE)                                  430           4         280           3         710           7
Xilinx, Inc. (AE)                                                  360           7         230           4         590          11
Zoran Corp. (AE)                         3,200          48                                                       3,200          48
                                                  --------                --------                --------                ---------
                                                     2,768                   4,106                   2,538                   9,412
                                                  --------                --------                --------                ---------
Utilities- 9.19%
Allegheny Energy, Inc.                                          14,021          80       8,010          46      22,031         126
Alliant Energy Corp.                                             2,431          39       1,580          25       4,011          64
Alltel Corp.                             4,600         229       9,900         492       6,150         306      20,650       1,027
Ameren Corp.                                                       130           5          80           3         210           8
American Electric Power Co., Inc.                                8,900         228       5,510         141      14,410         369
AT&T Corp.                              48,100         627      61,664         804      37,281         486     147,045       1,917
AT&T Wireless Services, Inc. (AE)                                6,295          43       4,103          28      10,398          71
BellSouth Corp.                         17,100         447      24,129         631      15,000         392      56,229       1,470
BT Group PLC - ADR                       2,200          63                                                       2,200          63
Centerpoint Energy, Inc.                                         3,420          24       2,230          16       5,650          40
Cinergy Corp.                                                      260           8         170           5         430          13
Comcast Corp. Class A (AE)                                       5,905         136       3,850          89       9,755         225
Consolidated Edison, Inc.                                          232          10         150           6         382          16
COX Communications, Inc. Class A (AE)                            2,782          76       1,860          51       4,642         127
Dominion Resources, Inc.                                         6,083         292       3,801         182       9,884         474
DTE Energy Co.                                                   1,042          47         676          30       1,718          77
Duke Energy Corp.                                                4,662          96       3,030          62       7,692         158
Edison International (AE)               17,300         174      26,082         262      14,790         149      58,172         585
Energy East Corp.                        6,200         132       2,500          53       1,500          32      10,200         217
Entergy Corp.                                                    1,960          86       1,270          56       3,230         142
Exelon Corp.                                                     2,934         148       1,910          96       4,844         244
FirstEnergy Corp.                        6,900         224       4,812         156       3,070         100      14,782         480
FPL Group, Inc.                         11,610         685       2,281         135       1,490          88      15,381         908
KeySpan Corp.                           11,700         427       1,690          62       1,110          41      14,500         530
Liberty Media Corp. Class A (AE)                                46,766         387      28,190         233      74,956         620
Mirant Corp. (AE)                                                4,350           9       2,828           6       7,178          15

                                                                                                                  Value Fund
                                               Value Fund          Equity Income Fund      Equity III Fund         pro forma
                                           -------------------     -------------------    -----------------    ------------------
                                                       Market                  Market                Market                Market
                                            Number      Value       Number     Value       Number    Value      Number     Value
                                              of        (000)         of       (000)         of      (000)        of       (000)
                                            Shares        $         Shares       $         Shares      $        Shares       $
                                           --------   --------     --------   --------    --------  -------    --------   -------
National Fuel Gas Co.                        9,530       192                                                     9,530       192
Nextel Communications, Inc. Class A (AE)    33,700       380                                                    33,700       380
Nicor, Inc.                                                            220         7          150        5         370        12
NiSource, Inc.                               5,980        99           910        15          590       10       7,480       124
Nokia OYJ - ADR                             11,200       186                                                    11,200       186
NSTAR                                        5,930       249         1,621        68          950       40       8,501       357
Otter Tail Corp.                             3,700       104                                                     3,700       104
Pepco Holdings, Inc.                                                 4,354        90        2,680       55       7,034       145
PG&E Corp. (AE)                                                     22,247       241       12,860      140      35,107       381
Pinnacle West Capital Corp.                  1,900        54         4,370       125        2,850       81       9,120       260
PPL Corp.                                    1,610        56           505        17          330       11       2,445        84
Progress Energy, Inc.                                                  411        17          270       11         681        28
Public Service Enterprise Group, Inc.                                2,950        85        1,920       55       4,870       140
Quintiles Transnational Corp. (AE)                                     362         4          240        3         602         7
Qwest Communications International                                   1,466         5          986        3       2,452         8
Reliant Resources, Inc. (AE)                                         2,051         4        1,340        3       3,391         7
SBC Communications, Inc.                    19,100       490        58,329     1,496       35,420      909     112,849     2,895
Sempra Energy                                                        4,341        96        2,820       62       7,161       158
Southern Co. (The)                                                   1,560        46        1,010       30       2,570        76
Sprint Corp.-FON Group                                              11,429       142        7,440       92      18,869       234
TXU Corp.                                                            3,170        45        2,060       30       5,230        75
US Cellular Corp. (AE)                                                  91         3           60        2         151         5
Verizon Communications, Inc.                14,400       544        34,141     1,288       21,818      824      70,359     2,656
Westar Energy, Inc.                                                  1,318        14          860        9       2,178        23
WGL Holdings, Inc.                           2,720        63                                                     2,720        63
Wisconsin Energy Corp.                       4,000        92                                                     4,000        92
Xcel Energy, Inc.                                                    2,924        30        1,900       20       4,824        50
                                                     -------                 -------               -------               -------
                                                       5,517                   8,147                 5,064                18,728
                                                     -------                 -------               -------               -------

                                                     -------                 -------               -------               -------
Total Common Stocks                                   68,534                  78,626                48,744               195,904
                                                     -------                 -------               -------               -------
Preferred Stock- 0.12%
Auto and Transportation- 0.06%
General Motors Corp.                         5,300       111                                                     5,300       111

Technology- 0.03%
Northrop Grumman Corp.                         580        65                                                       580        65

Utilities- 0.03%
TXU Corp.                                    2,500        62                                                     2,500        62

                                                     -------                                                             -------
Total Preferred Stocks                                   238                                                                 238
                                                     -------                                                             -------

                                                                                                                      Value Fund
                                             Value Fund           Equity Income Fund        Equity III Fund            pro forma
                                      ----------------------------------------------------------------------------------------------
                                                     Market                   Market                  Market                  Market
                                        Number        Value       Number       Value       Number      Value      Number       Value
                                          of          (000)         of         (000)         of        (000)        of         (000)
                                        Shares          $         Shares         $         Shares        $        Shares         $
                                      ----------------------------------------------------------------------------------------------

Short-Term Investments- 4.07%
Frank Russell Investment
Company Money Market Fund,
due on demand                         3,211,000        3,211    2,340,879       2,341    1,649,000     1,649    7,200,879      7,201
United States Treasury Bill (c)         500,000          499      300,000         299      300,000       299    1,100,000      1,097
                                                   ---------                ---------                -------                --------
Total Short-Term Investments                           3,710                    2,640                  1,948                   8,298
                                                   ---------                ---------                -------                --------

Total Investments- 100.66%                            72,482                   81,266                 50,692                 204,440
  (identified cost $224,767)

Other Assets and Liabilities,
  Net- (0.66%)                                         (132)                     (62)                (1,149)                 (1,343)
                                                   ---------                ---------                -------                --------
Net Assets- 100.00%                                   72,350                   81,204                 49,543                 203,097
                                                   =========                =========                =======                ========
------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
(AE) Nonincome-producing security.
(c)  At amortized cost, which approximates market.
(o)  Real Estate Investment Trust (REIT).

Abbreviations:
ADR-  American Depositary Receipt
144A- Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

                                     PART C
                                OTHER INFORMATION


Item 15. Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

                    Section 6.4 Indemnification of Trustees, Trustees Emeritus, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees, Trustees Emeritus and officers (including persons who serve at the Trust's request as directors, officers, trustees or trustees emeritus of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, Trustee Emeritus or officer, director, trustee or trustee emeritus, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or
          (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Insurance is provided to officers and Trustees of the Registrant pursuant to Section I.A of Registrant's Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy, which reads as follows:

          "Section I.A. Insurance Agreements. The Insurer will pay to or on behalf of the Insured(s) in accordance with the terms hereof all Loss in excess of the Deductible set forth in Item 4(a) of the Declarations up to the available Limit of Liability set forth in Item 3 thereof, which is incurred by the Insured(s) as the result of any Claim first made against them during the Policy Period or the Discovery Period, if purchased, except such Loss which the Insured Company pays to the Insured(s) as indemnification."

                  "Insured(s)" means any past, present or future partner, officer, director, trustee or employee of the Insured Company while acting in his/her capacity as such and, in the event of the death, incapacity or bankruptcy of an Insured, the estate, heirs, legal representatives or assigned of such person.

                  "Loss" means that amount, including Defense Costs, which the Insured(s) or the Insured Company shall become legally obligated to pay or for which the Insured Company legally indemnifies the Insured(s) as the result of a Claim first made against the Insured(s) and/or the Insured Company during the Policy Period or the Discovery Period, if purchased; provided, however, that Loss shall not include salaries, wages, fees, overhead or benefit expenses associated with any Insured(s); nor shall Loss include punitive or exemplary damages, criminal or civil fines or penalties imposed by law, taxes, the multiple portion of any multiple damages or matters uninsurable under the law pursuant to which this Policy is construed.

                  "Claim" means any judicial or administrative proceeding, including any appeal therefrom, against (1) the Insured Company or any Insured(s) for a Wrongful Act as a result of which the Insured Company or such Insured(s) may be subjected to a binding adjudication of liability for damages or other relief or (2) any Insured(s) solely by reason of their status as partners, officers, directors, trustees or employees of the Insured Company.

                  "Policy Period" means that period from the inception date set forth in Item 2 of the Declarations to the expiration date set forth therein or to any earlier cancellation date pursuant to
                  Section IX(D) hereof; provided, however, that the Discovery Period, if purchased in accordance with Section III(A) hereof, shall be deemed to be part of and not in addition to the Policy Period.

                  "Insured Company" means each entity named in Item 1 of the Declarations, and shall include any Subsidiary of such Insured Company as of the inception date of this Policy which has been expressly identified as such in the Application and which has not been excluded by the Insurer.

                  Undefined terms referenced in the description of the Registrant's Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy are defined elsewhere in the Policy.

Item 16. Exhibits

 (1) 1.1 Amended and Restated Master Trust Agreement dated August 19, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     1.2 Amendment No. 1 to Amended and Restated Master Trust Agreement dated October 8, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (2) 2.1 Bylaws dated August 8, 1984 (incorporated by reference to Item 24(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (3) Not applicable.

 (4) 4.1 Form of Agreement and Plan of Reorganization of the Equity Income Fund and Equity III Fund (included as Exhibit A to the Prospectus/Proxy Statement which is part of this Registration Statement on Form N-14)

 (5) 5.1 Form of Shares of Beneficial Interest for the Equity III Fund (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     5.2 Form of Shares of Beneficial Interest for the Equity Income Fund (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (6) 6.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from

          Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.5 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Company (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (7) 7.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A

          (SEC File Nos. 2-71299/811-3153))

     7.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (8) 8.1  Bonus or Profit Sharing Plans (none)

 (9) 9.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A
          (SEC File Nos. 2-71299/811-3153))

     9.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A
          (SEC File Nos. 2-71299/811-3153))

     9.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund

          (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.17 Form of Amendment to Custodian Contract between FRIC and the custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(10) 10.1 Rule 12b-1 Distribution Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     10.2 Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(11) 11.1 Opinion and Consent of Counsel

(12) 12.1 Opinion and Consent of Dechert LLP regarding tax matters (to be filed by amendment)

(13) 13.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A
          (SEC File Nos. 2-71299/811-3153))

     13.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.4 Form of Letter Agreement to the Administrative Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.5 Form of Letter Agreement to the Administrative Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
           2002) 6.10 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.6 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.7 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.8 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.9 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.10 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.11 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.12 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration

           Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.13 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.14 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.15 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.16 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.17 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.18 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class A to the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Money Market Funds (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.19 Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.20 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency

           Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.21 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.22 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.23 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.24 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.25 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.26 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.27 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.28 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to
           Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.29 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.30 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.31 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.32 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.33 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.34 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding Class A (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.35 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.36 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.37 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.38 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.39 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.40 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.41 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.42 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.43 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.44 Shareholder Services Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.45 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.46 Form of Side Letter relating to Special Servicing Agreement with the Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.47 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.48 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(14) 14.1  Other Opinions - Consent of PricewaterhouseCoopers LLP, independent auditors of the registrant

(15) 15.1  Omitted Financial Statements - None

(16) 16.1  Powers of Attorney - None

(17) 17.1  Forms of proxy related to the Special Meeting of Shareholders of
           Equity III Fund and Equity Income Fund

Item 17.  Undertakings

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Frank Russell Investment Company, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 20th day of May, 2003.

                                          FRANK RUSSELL INVESTMENT COMPANY
                                                     Registrant

                                          By:  /s/ Leonard P. Brennan
                                             -----------------------------------
                                                Leonard P. Brennan, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 20, 2003.

Signatures                                Signatures
----------                                ----------

/s/ Leonard P. Brennan                    /s/ Mark E. Swanson
-----------------------------------       --------------------------------------
Leonard P. Brennan, President and         Mark E. Swanson, Treasurer, in his
Chief Executive Officer                   capacity as Chief Accounting Officer

/s/ Lynn L. Anderson                      /s/ Paul E. Anderson
-----------------------------------       --------------------------------------
Lynn L. Anderson, Trustee                 Paul E. Anderson, Trustee

/s/ William E. Baxter                     /s/ Kristianne Blake
-----------------------------------       --------------------------------------
William E. Baxter, Trustee                Kristianne Blake, Trustee

/s/ Daniel P. Connealy                    /s/ Lee C. Gingrich
-----------------------------------       --------------------------------------
Daniel P. Connealy, Trustee               Lee C. Gingrich, Trustee

/s/ Eleanor W. Palmer
-----------------------------------       --------------------------------------
Eleanor W. Palmer, Trustee                Michael J. A. Phillips, Trustee

/s/ Raymond P. Tennison, Jr.              /s/ Julie W. Weston
-----------------------------------       --------------------------------------
Raymond P. Tennison, Jr., Trustee         Julie W. Weston, Trustee